                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464

--------------------------------------------------------------------------------

                               MFS SERIES TRUST IX
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                        Date of fiscal year end: April 30
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2005
--------------------------------------------------------------------------------

This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) LIMITED MATURITY FUND                                            4/30/05

ANNUAL REPORT
-------------------------------------------------------------------------------


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                2
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    3
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  5
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                24
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       43
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              58
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      59
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               60
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               64
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      64
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             64
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      95.1%
              Cash & Other Net Assets                     4.9%

              BOND MARKET SECTORS*

              High Grade Corporates                      46.6%
              ------------------------------------------------
              Asset Backed Securities                    17.8%
              ------------------------------------------------
              Mortgage-Backed Securities                  8.8%
              ------------------------------------------------
              International Government Bonds              6.9%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  6.4%
              ------------------------------------------------
              Cash & Other Net Assets                     4.9%
              ------------------------------------------------
              U.S. Government Agencies                    3.2%
              ------------------------------------------------
              Emerging Market Bonds                       2.3%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      2.2%
              ------------------------------------------------
              U.S. Treasuries                             0.5%
              ------------------------------------------------
              High Yield Corporates                       0.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        48.4%
              ------------------------------------------------
              AA                                          6.7%
              ------------------------------------------------
              A                                          16.4%
              ------------------------------------------------
              BBB                                        25.8%
              ------------------------------------------------
              BB                                          2.4%
              ------------------------------------------------
              Not Rated                                   0.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             1.6
              ------------------------------------------------
              Average Life                            2.5 yrs.
              ------------------------------------------------
              Average Maturity***                     8.7 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA-
              ------------------------------------------------
              Average Credit Quality
              Short-Term Bonds                             A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended April 30, 2005, Class A shares of the MFS Limited Maturity Fund provided a total return of 1.54%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers 1 - 3 Year Government Credit Index, returned 1.45%. The fund's main investment objective is to provide as high a level of current income as the investment adviser believes to be consistent with prudent investment risk. Its secondary objective is to protect shareholders" capital. The fund invests, under normal market conditions, at least 65% of its net assets in fixed income securities with "limited" maturities (generally securities with remaining maturities of 5 years or less). These securities may include corporate bonds, U.S. government and mortgage-backed and asset-backed securities.

MARKET ENVIRONMENT

The U.S. fixed income market experienced a flattening of the yield curve during the twelve-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate seven times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, it appears to us that several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

CONTRIBUTORS TO PERFORMANCE

The fund's greater exposure to asset-backed, mortgage-backed and corporate bonds helped performance relative to the benchmark as these bonds outperformed treasuries over the period. The fund also benefited from a yield advantage over the benchmark. Additionally, our holdings in bonds with maturities greater than three years helped boost relative results.

DETRACTORS FROM PERFORMANCE

The fund's exposure to "BBB" - rated debt held back results relative to the benchmark. Automotive related issues in this quality class were hard hit, as this asset class underperformed treasuries during the period. Widening spreads and impending downgrades were the themes in this asset class.

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                             Lehman Brothers
                         MFS Limited       One- to Three-Year
                      Maturity Fund --      Government/Credit
                           Class A                Index

          4/95            $ 9,750                $10,000
          4/96             10,481                 10,692
          4/97             11,093                 11,351
          4/98             11,755                 12,165
          4/99             12,256                 12,899
          4/00             12,588                 13,358
          4/01             13,793                 14,696
          4/02             14,555                 15,659
          4/03             15,366                 16,659
          4/04             15,612                 16,937
          4/05             15,852                 17,182

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                        Class
   Share class      inception date     1-yr       3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A              2/26/92           1.54%     2.89%      4.72%      4.98%
------------------------------------------------------------------------------
        B              9/07/93           0.60%     2.09%      3.89%      4.13%
------------------------------------------------------------------------------
        C              7/01/94           0.67%     2.01%      3.80%      4.07%
------------------------------------------------------------------------------
        I              1/02/97           1.68%     3.04%      4.85%      5.09%
------------------------------------------------------------------------------
       R*              12/31/02          1.28%     2.68%      4.60%      4.92%
------------------------------------------------------------------------------
       R1              4/01/05           0.57%     2.08%      3.88%      4.12%
------------------------------------------------------------------------------
       R2              4/01/05           0.60%     2.09%      3.89%      4.13%
------------------------------------------------------------------------------
       R3*             10/31/03          1.03%     2.23%      3.98%      4.17%
------------------------------------------------------------------------------
       R4              4/01/05           1.52%     2.88%      4.71%      4.98%
------------------------------------------------------------------------------
       R5              4/01/05           1.54%     2.89%      4.72%      4.98%
------------------------------------------------------------------------------
      529A             7/31/02           1.18%     2.59%      4.54%      4.89%
------------------------------------------------------------------------------
      529B             7/31/02           0.48%     1.86%      3.75%      4.06%
------------------------------------------------------------------------------
      529C             7/31/02           0.42%     1.81%      3.68%      4.00%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average short-term investment-grade
debt fund+                               1.59%     2.74%      4.38%      5.01%
------------------------------------------------------------------------------
Lehman Brothers 1-3 year
Government/Credit Index#                 1.45%     3.14%      5.16%      5.56%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

   Share class                         1-yr       3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A                               -1.00%     2.02%      4.19%      4.71%
------------------------------------------------------------------------------
        B                               -3.29%     1.17%      3.55%      4.13%
------------------------------------------------------------------------------
        C                               -0.30%     2.01%      3.80%      4.07%
------------------------------------------------------------------------------
      529A                              -1.35%     1.72%      4.01%      4.62%
------------------------------------------------------------------------------
      529B                              -3.41%     0.94%      3.41%      4.06%
------------------------------------------------------------------------------
      529C                              -0.55%     1.81%      3.68%      4.00%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
        A                                1.54%     8.91%     25.93%     62.58%
------------------------------------------------------------------------------
        B                                0.60%     6.39%     21.02%     49.85%
------------------------------------------------------------------------------
        C                                0.67%     6.16%     20.53%     48.96%
------------------------------------------------------------------------------
        I                                1.68%     9.40%     26.73%     64.24%
------------------------------------------------------------------------------
       R*                                1.28%     8.27%     25.19%     61.62%
------------------------------------------------------------------------------
       R1                                0.57%     6.36%     20.99%     49.81%
------------------------------------------------------------------------------
       R2                                0.60%     6.39%     21.02%     49.85%
------------------------------------------------------------------------------
       R3*                               1.03%     6.84%     21.53%     50.48%
------------------------------------------------------------------------------
       R4                                1.52%     8.89%     25.90%     62.55%
------------------------------------------------------------------------------
       R5                                1.54%     8.92%     25.93%     62.59%
------------------------------------------------------------------------------
      529A                               1.18%     7.96%     24.83%     61.16%
------------------------------------------------------------------------------
      529B                               0.48%     5.68%     20.22%     48.85%
------------------------------------------------------------------------------
      529C                               0.42%     5.54%     19.82%     48.09%
------------------------------------------------------------------------------

* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares" and Class R2 shares have been renamed "Class R3" shares.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers One- to Three-Year Government/Credit Index measures the short term investment-grade corporate and U.S. government fixed income markets. Securities in the index have a maturity from 1 year up to (but not including) 3 years.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the reduction of the maximum 2.50% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC) which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experiences had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

When interest rates rise, the prices of fixed income securities in the fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund's portfolio will generally rise.

Fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the fund's fixed income investments will affect the volatility of the fund's share price.

The fund will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The fund could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

The fixed income securities purchased by the fund may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the fund's performance.

The portfolio invested in mortgage-backed securities, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Investments in securities of foreign issuers involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
NOVEMBER 1, 2004 THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    11/01/04-
                            Ratio      11/01/04         4/30/05        4/30/05
--------------------------------------------------------------------------------
           Actual          0.72%       $1,000          $1,001           $3.57
    A      ---------------------------------------------------------------------
           Hypothetical*   0.72%       $1,000          $1,021           $3.61
--------------------------------------------------------------------------------
           Actual          1.50%       $1,000          $  997           $7.43
    B     ----------------------------------------------------------------------
           Hypothetical*   1.50%       $1,000          $1,017           $7.50
--------------------------------------------------------------------------------
           Actual          1.57%       $1,000          $  997           $7.77
    C      ---------------------------------------------------------------------
           Hypothetical*   1.57%       $1,000          $1,017           $7.85
--------------------------------------------------------------------------------
           Actual          0.57%       $1,000          $1,003           $2.83
    I      ---------------------------------------------------------------------
           Hypothetical*   0.57%       $1,000          $1,022           $2.86
--------------------------------------------------------------------------------
    R      Actual          0.98%       $1,000          $1,000           $4.86
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*   0.98%       $1,000          $1,020           $4.91
--------------------------------------------------------------------------------
           Actual          1.90%       $1,000          $  997           $9.41
    R1     ---------------------------------------------------------------------
           Hypothetical*   1.90%       $1,000          $1,015           $9.49
--------------------------------------------------------------------------------
           Actual          1.61%       $1,000          $  997           $7.97
    R2     ---------------------------------------------------------------------
           Hypothetical*   1.61%       $1,000          $1,017           $8.05
--------------------------------------------------------------------------------
    R3     Actual          1.24%       $1,000          $  999           $6.15
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*   1.24%       $1,000          $1,019           $6.21
--------------------------------------------------------------------------------
           Actual          1.12%       $1,000          $1,001           $5.56
    R4     ---------------------------------------------------------------------
           Hypothetical*   1.12%       $1,000          $1,019           $5.61
--------------------------------------------------------------------------------
           Actual          0.84%       $1,000          $1,001           $4.17
    R5     ---------------------------------------------------------------------
           Hypothetical*   0.84%       $1,000          $1,021           $4.21
--------------------------------------------------------------------------------
           Actual          1.08%       $1,000          $  999           $5.35
  529A     ---------------------------------------------------------------------
           Hypothetical*   1.08%       $1,000          $1,019           $5.41
--------------------------------------------------------------------------------
           Actual          1.76%       $1,000          $  998           $8.72
  529B     ---------------------------------------------------------------------
           Hypothetical*   1.76%       $1,000          $1,016           $8.80
--------------------------------------------------------------------------------
           Actual          1.83%       $1,000          $  996           $9.06
  529C     ---------------------------------------------------------------------
           Hypothetical*   1.83%       $1,000          $1,016           $9.15
--------------------------------------------------------------------------------

  * 5% class return per year before expenses.
 ** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.1%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.5%
----------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                 $  4,060,000     $  4,010,671
----------------------------------------------------------------------------------------------

Airlines - 0.1%
----------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                            $  1,287,590     $  1,256,312
----------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.8%
----------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                $  6,600,000     $  6,534,541
----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 26.3%
----------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, 3.23%, 2035                      $  4,995,000     $  4,998,901
----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008               1,184,031        1,191,947
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027%, 2033                    181,760          181,332
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                     537,806          535,688
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.32%, 2034                   3,000,000        3,003,282
----------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                 1,116,338        1,113,379
----------------------------------------------------------------------------------------------
Brascan Real Estate, 4.7448%, 2040##                                1,526,000        1,533,392
----------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 3.9263%, 2008##               2,900,000        2,900,000
----------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##         2,050,000        2,075,625
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                              385,269          384,426
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                             255,296          254,578
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                           1,004,858          990,885
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                         3,404,966        3,422,205
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                         4,500,000        4,420,289
----------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15%, 2008                      1,052,089        1,052,053
----------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, 3.9%, 2024                           1,215,000        1,205,508
----------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, 3.3506%, 2013                                 4,800,000        4,805,923
----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029             1,429,012        1,485,776
----------------------------------------------------------------------------------------------
Circuit City Credit Card Master Trust, 3.3838%, 2011                2,530,000        2,537,117
----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                    3,375,000        3,470,516
----------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 0.8644%, 2032##^^            33,559,426        1,605,671
----------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificate,
3.1438%, 2017##                                                     3,400,000        3,400,000
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 3.2444%, 2011                           1,776,444        1,772,887
----------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                 2,266,000        2,274,867
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.78%, 2009                                                         2,240,000        2,414,110
----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031             4,358,267        4,572,894
----------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                         3,149,000        3,142,234
----------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                          4,780,000        4,736,684
----------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                              3,411,000        3,362,205
----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                           1,161,652        1,230,683
----------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                  3,295,954        3,279,059
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                         2,602,106        2,724,587
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                         1,770,044        1,854,924
----------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                           3,092,163        3,074,054
----------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                  447,094          450,579
----------------------------------------------------------------------------------------------
Holmes Financing PLC, 3.8606%, 2040                                 2,600,000        2,611,375
----------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                             4,400,000        4,395,184
----------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 3.44%, 2012                         901,883          903,398
----------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                        2,317,061        2,312,803
----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                           1,006,172        1,000,252
----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                             500,000          495,678
----------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.34%, 2033                                        2,325,401        2,331,777
----------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.39%, 2034                                        3,274,672        3,284,968
----------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.48%, 2034                                        3,447,023        3,466,041
----------------------------------------------------------------------------------------------
Interstar Millennium Trust, 3.2%, 2036                              3,266,000        3,266,634
----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.533%, 2030            63,964           64,625
----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030         4,785,000        5,022,617
----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031           615,296          635,368
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.48%, 2008                                                         3,500,000        3,676,261
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.87%, 2035^^                                                      76,194,798        1,633,883
----------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                     3,367,000        3,292,500
----------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                              17,703           17,714
----------------------------------------------------------------------------------------------
Medallion Trust, 3.36%, 2031                                          390,780          391,347
----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                 2,629,431        2,749,006
----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 7.0381%, 2030               2,180,000        2,317,636
----------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, 3.23%, 2035                           2,950,133        2,952,437
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                         2,000,000        2,104,019
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                            11,031           11,019
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.1752%, 2031##^^             37,918,758        1,187,809
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.8352%, 2031^^               31,849,484          649,497
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                        2,485,000        2,608,893
----------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.5537%, 2023^^                    34,405,060          705,975
----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                             2,350,000        2,488,165
----------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 3.958%, 2034                         1,809,221        1,794,737
----------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                         1,492,757        1,480,862
----------------------------------------------------------------------------------------------
NovaStar Mortgage Funding Trust, 3.31%, 2034                        4,015,000        4,020,645
----------------------------------------------------------------------------------------------
Peoples Choice Home Loan Securities Trust, 3.29%, 2035              7,100,000        7,116,631
----------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007                                 5,900,000        5,905,531
----------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, 4.62%, 2035                2,975,957        2,987,241
----------------------------------------------------------------------------------------------
Providian Gateway Master Trust, 3.2538%, 2010##                     4,250,000        4,260,625
----------------------------------------------------------------------------------------------
Providian Home Equity Loan Trust, 3.31%, 2025                         104,550          104,767
----------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 3.4038%, 2008##                  3,274,576        3,274,569
----------------------------------------------------------------------------------------------
RMAC PLC, 3.35%, 2035##                                             3,500,000        3,507,175
----------------------------------------------------------------------------------------------
RMAC PLC, 3.2%, 2036##                                              1,260,000        1,260,984
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027              4,043,119        4,032,021
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49%, 2029                526,058          524,928
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.23%, 2032              7,773,377        7,780,778
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                               4,000,000        3,981,040
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                 4,270,000        4,130,841
----------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 3.27%, 2034                      3,469,879        3,478,007
----------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 4.67%, 2035                      2,054,991        2,036,759
----------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust,
3.35%, 2029                                                         1,969,988        1,975,701
----------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                          2,806,675        2,933,006
----------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 3.36%, 2033                    2,895,574        2,900,684
----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                             670,000          665,846
----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                           4,494,000        4,475,293
----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.28%, 2009                           2,450,000        2,451,734
----------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                    1,332,801        1,330,337
----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                               2,750,000        2,723,566
----------------------------------------------------------------------------------------------
                                                                                  $219,169,449
----------------------------------------------------------------------------------------------
Automotive - 2.2%
----------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008          $  2,050,000     $  2,022,284
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                   8,500,000        7,909,225
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                       1,810,000        1,799,209
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                       5,010,000        4,535,027
----------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                             2,450,000        2,453,050
----------------------------------------------------------------------------------------------
                                                                                  $ 18,718,795
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.8%
----------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                     $  1,863,000     $  1,953,821
----------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., 4.81%, 2012##                    1,700,000        1,615,000
----------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                  2,500,000        2,634,363
----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                1,250,000        1,261,624
----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                  7,500,000        7,558,365
----------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                        6,100,000        6,015,493
----------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, FRN, 8.44% to 2008,
6.571% to 2049##                                                    4,324,000        4,824,970
----------------------------------------------------------------------------------------------
National Westminster Bancorp, FRN, 7.75% to 2007,
4.859% to 2049                                                      1,110,000        1,190,348
----------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                       3,920,000        4,108,203
----------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                           4,210,000        4,321,910
----------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                           3,000,000        2,950,227
----------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                             3,300,000        3,327,654
----------------------------------------------------------------------------------------------
Socgen Real Estate LLC, FRN, 7.64% to 2007,
3.434% to 2049##                                                    7,367,000        7,913,241
----------------------------------------------------------------------------------------------
Spintab AB, FRN, 7.5% to 2006, 5.809% to 2049                       1,125,000        1,163,805
----------------------------------------------------------------------------------------------
Spintab AB, FRN, 7.5% to 2006, 5.809% to 2049##                     1,150,000        1,199,419
----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                                   2,725,000        2,945,725
----------------------------------------------------------------------------------------------
Wachovia Corp., 6.4%, 2008                                          4,300,000        4,611,587
----------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                          2,770,000        2,944,601
----------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                       2,573,000        2,585,600
----------------------------------------------------------------------------------------------
                                                                                  $ 65,125,956
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.0%
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                             $2,100,000       $2,041,412
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010##                            2,800,000        2,758,526
----------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                       3,100,000        3,357,691
----------------------------------------------------------------------------------------------
                                                                                  $  8,157,629
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.2%
----------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009##                                       $  3,208,000     $  3,187,681
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625%, 2005                       3,420,000        3,428,160
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                         7,200,000        7,025,494
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.25%, 2010                              4,600,000        4,537,090
----------------------------------------------------------------------------------------------
                                                                                  $ 18,178,425
----------------------------------------------------------------------------------------------
Chemicals - 0.8%
----------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                  $  5,005,000     $  5,110,836
----------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                          1,660,000        1,687,631
----------------------------------------------------------------------------------------------
                                                                                  $  6,798,467
----------------------------------------------------------------------------------------------
Conglomerates - 0.4%
----------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                        $  3,321,000     $  3,399,668
----------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.4%
----------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                      $  2,700,000     $  2,791,643
----------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                            750,000          781,737
----------------------------------------------------------------------------------------------
                                                                                  $  3,573,380
----------------------------------------------------------------------------------------------
Containers - 0.3%
----------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                              $  2,640,000     $  2,691,174
----------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 0.6%
----------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009##                     $  2,300,000     $  2,262,786
----------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009                                 2,500,000        2,513,473
----------------------------------------------------------------------------------------------
                                                                                  $  4,776,259
----------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.6%
----------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006                              $  2,600,000     $  2,759,250
----------------------------------------------------------------------------------------------
Russian Federation, 8.25%, 2010##                                   2,200,000        2,406,250
----------------------------------------------------------------------------------------------
                                                                                  $  5,165,500
----------------------------------------------------------------------------------------------
Energy - Independent - 0.5%
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                 $  2,600,000     $  2,616,929
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                    1,155,000        1,153,575
----------------------------------------------------------------------------------------------
                                                                                  $  3,770,504
----------------------------------------------------------------------------------------------
Energy - Integrated - 0.6%
----------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                   $  5,250,000     $  5,333,528
----------------------------------------------------------------------------------------------

Entertainment - 1.6%
----------------------------------------------------------------------------------------------
Liberty Media Corp., 4.51%, 2006                                 $  4,500,000     $  4,553,370
----------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625%, 2005                                     4,945,000        4,945,000
----------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                        3,970,000        4,072,362
----------------------------------------------------------------------------------------------
                                                                                  $ 13,570,732
----------------------------------------------------------------------------------------------
Financial Institutions - 4.0%
----------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                    $  1,800,000     $  1,809,655
----------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                       3,091,000        3,054,112
----------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                              660,000          673,660
----------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                          4,400,000        4,307,318
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                            8,239,000        8,382,738
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                          3,125,000        3,060,559
----------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                9,500,000        9,579,069
----------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                         2,341,000        2,352,712
----------------------------------------------------------------------------------------------
                                                                                  $ 33,219,823
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.2%
----------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                            $  4,080,000     $  3,997,535
----------------------------------------------------------------------------------------------
Kellogg Co., 6%, 2006                                               2,430,000        2,478,639
----------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                         3,600,000        3,552,469
----------------------------------------------------------------------------------------------
                                                                                  $ 10,028,643
----------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
----------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                      $  2,600,000     $  2,568,589
----------------------------------------------------------------------------------------------

Industrial - 0.4%
----------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                    $  3,090,000     $  3,149,825
----------------------------------------------------------------------------------------------

Insurance - 1.9%
----------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.6%, 2005##                 $    400,000     $    401,869
----------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                   2,615,000        2,652,353
----------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                        4,530,000        4,389,230
----------------------------------------------------------------------------------------------
MetLife, Inc., 3.911%, 2005                                         2,125,000        2,125,574
----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75%, 2008                             2,700,000        2,660,059
----------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                             3,380,000        3,618,662
----------------------------------------------------------------------------------------------
                                                                                  $ 15,847,747
----------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.4%
----------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007##                 $  2,305,000     $  2,338,503
----------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                          2,500,000        2,470,965
----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                 1,750,000        1,761,573
----------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                            5,040,000        5,020,158
----------------------------------------------------------------------------------------------
                                                                                  $ 11,591,199
----------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 4.6%
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005                      $  7,200,000     $  7,167,989
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                       4,580,000        4,501,059
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.75%, 2007                        2,000,000        2,035,064
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007                        6,400,000        6,316,077
----------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                          1,000,000        1,022,449
----------------------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank, 4.5%, 2006                          1,000,000        1,010,043
----------------------------------------------------------------------------------------------
Oesterreichische Kontrollbank AG, 5.5%, 2006                          220,000          223,350
----------------------------------------------------------------------------------------------
Province of British Columbia, 4.625%, 2006                          1,500,000        1,520,201
----------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                   5,020,000        5,056,044
----------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007                               4,820,000        4,753,460
----------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006                                       4,350,000        4,428,874
----------------------------------------------------------------------------------------------
                                                                                  $ 38,034,610
----------------------------------------------------------------------------------------------
International Market Sovereign - 2.0%
----------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.06%, 2005                  $  6,590,000     $  6,590,731
----------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                      8,000,000        7,717,952
----------------------------------------------------------------------------------------------
Government of New Zealand, 10.625%, 2005                            2,146,000        2,226,917
----------------------------------------------------------------------------------------------
                                                                                  $ 16,535,600
----------------------------------------------------------------------------------------------

Machinery & Tools - 0.5%
----------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                  $  4,225,000     $  4,319,315
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.8%
----------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                          $  4,100,000     $  4,162,607
----------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                900,000        1,026,685
----------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                    1,790,000        1,836,826
----------------------------------------------------------------------------------------------
                                                                                  $  7,026,118
----------------------------------------------------------------------------------------------
Mortgage Backed - 8.8%
----------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                         $  1,488,176     $  1,518,134
----------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                  463,105          487,820
----------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                193,070          203,716
----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2018                                       9,873,088       10,099,962
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                              1,535,468        1,601,949
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                4,651,479        4,822,731
----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                8,327,994        8,398,646
----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                              4,501,768        4,463,857
----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                               1,419,239        1,471,970
----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2019                                     15,534,944       15,920,946
----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                       17,247,352       17,474,885
----------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                               5,100,000        4,986,662
----------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2006 - 2009                                         335,835          358,762
----------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2007 - 2011                                         737,383          777,524
----------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                              388,142          390,750
----------------------------------------------------------------------------------------------
                                                                                  $ 72,978,314
----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.0%
----------------------------------------------------------------------------------------------
Duke Energy Field Services LLC, 7.5%, 2005                       $    810,000     $    819,134
----------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 4.625%, 2009                      2,800,000        2,756,328
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                       4,380,000        4,448,911
----------------------------------------------------------------------------------------------
                                                                                  $  8,024,373
----------------------------------------------------------------------------------------------
Oil Services - 0.5%
----------------------------------------------------------------------------------------------
Halliburton Co., 4.65%, 2005                                     $  3,900,000     $  3,923,852
----------------------------------------------------------------------------------------------

Pollution Control - 0.2%
----------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                 $  1,501,000     $  1,559,519
----------------------------------------------------------------------------------------------

Printing & Publishing - 0.5%
----------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                        $  3,713,000     $  3,790,037
----------------------------------------------------------------------------------------------

Real Estate - 2.3%
----------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                   $  3,445,000     $  3,575,765
----------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                        3,290,000        3,524,672
----------------------------------------------------------------------------------------------
Kimco Realty Corp., 6.73%, 2005                                       855,000          859,681
----------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                      2,900,000        3,057,319
----------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                             1,535,000        1,453,307
----------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                               1,900,000        2,058,340
----------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                  4,800,000        4,935,773
----------------------------------------------------------------------------------------------
                                                                                  $ 19,464,857
----------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------
Golden Funding Corp., 3.2425%, 2005##                            $  2,500,000     $  2,502,840
----------------------------------------------------------------------------------------------

Supermarkets - 0.4%
----------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                           $  3,110,000     $  3,330,344
----------------------------------------------------------------------------------------------

Supranational - 0.3%
----------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 8.875%, 2005                      $    865,000     $    868,566
----------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                          1,550,000        1,620,754
----------------------------------------------------------------------------------------------
                                                                                  $  2,489,320
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
----------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                        $  2,162,000     $  2,224,521
----------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                   6,200,000        6,242,575
----------------------------------------------------------------------------------------------
                                                                                  $  8,467,096
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.4%
----------------------------------------------------------------------------------------------
Bellsouth Corp., 4.2%, 2009                                      $  2,519,000     $  2,488,654
----------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005                                   2,350,000        2,408,879
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2005            4,315,000        4,339,216
----------------------------------------------------------------------------------------------
France Telecom S.A., 7.45%, 2006                                    5,141,000        5,289,765
----------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                              2,200,000        2,426,002
----------------------------------------------------------------------------------------------
SBC Communications, Inc., 4.125%, 2009                              5,830,000        5,733,566
----------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                             2,975,000        3,158,998
----------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2008                                    4,100,000        4,013,306
----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                4,020,000        4,121,601
----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                 2,850,000        3,030,203
----------------------------------------------------------------------------------------------
                                                                                  $ 37,010,190
----------------------------------------------------------------------------------------------

Tobacco - 0.4%
----------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                 $  2,850,000     $  2,952,988
----------------------------------------------------------------------------------------------

U.S. Government Agencies - 3.2%
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                              $  8,305,000     $  8,186,014
----------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                               5,260,000        5,300,002
----------------------------------------------------------------------------------------------
Freddie Mac, 5.25%, 2006                                            8,500,000        8,602,578
----------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                           4,100,000        4,174,358
----------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                            2,349            2,347
----------------------------------------------------------------------------------------------
                                                                                  $ 26,265,299
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.5%
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                $  4,000,000     $  4,139,532
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2006                                   2,750,000        2,711,220
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                       5,983,000        5,925,276
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007###                               10,500,000       11,064,375
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                   2,990,000        2,894,461
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2009                                     2,275,000        2,238,652
----------------------------------------------------------------------------------------------
                                                                                  $ 28,973,516
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.5%
----------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                    $  5,531,000     $  5,739,635
----------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                         3,250,000        3,331,874
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.5%, 2009                   2,325,000        2,556,335
----------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                4,320,000        4,299,532
----------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                       3,285,000        3,345,763
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                       4,140,000        4,147,034
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                         1,076,000        1,042,564
----------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                1,147,000        1,170,424
----------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                               3,826,000        3,868,553
----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                 133,000          136,325
----------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                        3,225,000        3,310,304
----------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                              2,585,000        2,514,050
----------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                  2,610,000        2,687,092
----------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                  4,569,000        4,611,917
----------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                        2,641,000        2,743,434
----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                         1,250,000        1,274,376
----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                           4,100,000        4,052,488
----------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                3,497,000        3,556,400
----------------------------------------------------------------------------------------------
                                                                                  $ 54,388,100
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $815,765,315)                                       $808,673,104
----------------------------------------------------------------------------------------------

Short-Term Obligation - 1.9%
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05,
at Amortized Cost<                                               $ 15,856,000     $ 15,854,701
----------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05, total to
be received $4,001 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                             $      4,000     $      4,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $831,624,016)                                 $824,531,805
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                7,915,957
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $832,447,762
----------------------------------------------------------------------------------------------

 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
  < The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 4/30/05
ASSETS
Investments, at value (identified cost, $831,624,016)          $824,531,805
---------------------------------------------------------------------------------------------------
Cash                                                                     72
---------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open futures
contracts                                                            58,750
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   2,389,635
---------------------------------------------------------------------------------------------------
Interest receivable                                               8,581,932
---------------------------------------------------------------------------------------------------
Other assets                                                          1,038
---------------------------------------------------------------------------------------------------
Total assets                                                                           $835,563,232
---------------------------------------------------------------------------------------------------

LIABILITIES
Distributions payable                                              $552,010
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                1,994,148
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     11,425
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       145,010
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      108,569
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    677
---------------------------------------------------------------------------------------------------
  Program manager fee                                                    69
---------------------------------------------------------------------------------------------------
  Administrative service fee                                              5
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              303,557
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $3,115,470
---------------------------------------------------------------------------------------------------
Net assets                                                                             $832,447,762
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                $897,784,047
---------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments            (7,282,281)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments             (55,546,790)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                           (2,507,214)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $832,447,762
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               128,244,425
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                   $422,095,880
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             64,935,076
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $6.50
---------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$6.50)                                                  $6.67
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $151,997,181
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             23,475,551
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.47
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $140,466,839
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             21,631,096
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.49
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $110,058,967
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             16,997,321
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.48
---------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                     $2,648,584
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                407,213
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.50
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $50,198
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  7,758
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.47
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $50,211
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  7,760
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.47
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class R3 shares (formerly Class R2)

  Net assets                                                       $155,849
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 23,977
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.50
---------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                        $50,231
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  7,727
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.50
---------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                        $50,244
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  7,729
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.50
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                     $2,300,204
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                354,021
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $6.50
---------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$6.50)                                                  $6.67
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $703,788
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                108,858
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.47
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                     $1,819,586
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                280,338
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.49
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/05

NET INVESTMENT INCOME

--------------------------------------------------------------------------------------------------
Interest income                                                                        $37,538,536
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $3,724,196
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                              26,542
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      1,410,625
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             706,155
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           1,669,397
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           1,779,652
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               9,404
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                 31
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 20
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                                536
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R4)                                 10
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            6,431
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            6,410
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                           16,565
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     4,594
--------------------------------------------------------------------------------------------------
  Program manager fee  (Class 529B)                                    1,711
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                     4,141
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R1)                                   19
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                   17
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                  268
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R4)                                    6
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R5)                                    4
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  76,640
--------------------------------------------------------------------------------------------------
  Custodian fee                                                      306,795
--------------------------------------------------------------------------------------------------
  Printing                                                            70,649
--------------------------------------------------------------------------------------------------
  Postage                                                             65,603
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       46,476
--------------------------------------------------------------------------------------------------
  Legal fees                                                          26,154
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                      289,636
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $10,248,687
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (30,022)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Net expenses                                                                            $8,816,022
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $28,722,514
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $(402,982)
--------------------------------------------------------------------------------------------------
  Futures contracts                                                 (781,798)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                $(1,184,780)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                   $(14,892,547)
--------------------------------------------------------------------------------------------------
  Futures contracts                                               (1,213,240)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                             $(16,105,787)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                $(17,290,567)
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $11,431,947
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         YEAR ENDED               YEAR ENDED
                                                           4/30/05                  4/30/04
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                       $28,722,514              $30,419,928
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                      (1,184,780)              (1,861,215)
------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                   (16,105,787)             (15,128,464)
----------------------------------------------------     --------------             ------------
Change in net assets from operations                        $11,431,947              $13,430,249
----------------------------------------------------     --------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
------------------------------------------------------------------------------------------------
  Class A                                                  $(20,033,196)            $(22,761,105)
------------------------------------------------------------------------------------------------
  Class B                                                    (6,318,917)              (8,199,397)
------------------------------------------------------------------------------------------------
  Class C                                                    (6,080,836)              (7,885,955)
------------------------------------------------------------------------------------------------
  Class I                                                    (4,202,365)              (2,584,152)
------------------------------------------------------------------------------------------------
  Class R                                                       (75,183)                 (19,030)
------------------------------------------------------------------------------------------------
  Class R1                                                         (117)                      --
------------------------------------------------------------------------------------------------
  Class R2                                                         (131)                      --
------------------------------------------------------------------------------------------------
  Class R3                                                       (3,999)                  (1,579)
------------------------------------------------------------------------------------------------
  Class R4                                                         (151)                      --
------------------------------------------------------------------------------------------------
  Class R5                                                         (164)                      --
------------------------------------------------------------------------------------------------
  Class 529A                                                    (71,480)                 (53,813)
------------------------------------------------------------------------------------------------
  Class 529B                                                    (21,989)                 (21,870)
------------------------------------------------------------------------------------------------
  Class 529C                                                    (52,195)                 (35,399)
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $(36,860,723)            $(41,562,300)
----------------------------------------------------     --------------             ------------
Change in net assets from fund share transactions         $(143,622,950)             $59,913,467
----------------------------------------------------     --------------             ------------
Redemption fees                                                 $24,008                      $--
----------------------------------------------------     --------------             ------------
Total change in net assets                                $(169,027,718)             $31,781,416
----------------------------------------------------     --------------             ------------

NET ASSETS

At beginning of period                                   $1,001,475,480             $969,694,064
------------------------------------------------------------------------------------------------
At end of period (including accumulated
distributions in excess of net investment income of
$2,507,214 and $2,614,221, respectively)                   $832,447,762           $1,001,475,480
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                            YEARS ENDED 4/30
                                            ---------------------------------------------------------------------------------
CLASS A                                           2005                2004             2003             2002             2001
Net asset value, beginning of period             $6.68               $6.87            $6.84            $6.86            $6.66
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                       $0.22               $0.22            $0.27            $0.34            $0.42
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                          (0.12)              (0.11)            0.10             0.03             0.20
-------------------------------------------     ------              ------           ------           ------           ------
Total from investment operations                 $0.10               $0.11            $0.37            $0.37            $0.62
-------------------------------------------     ------              ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                    $(0.28)             $(0.30)          $(0.34)          $(0.39)          $(0.42)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                                 $0.00+++              $--              $--              $--              $--
-------------------------------------------     ------              ------           ------           ------           ------
Net asset value, end of period                   $6.50               $6.68            $6.87            $6.84            $6.86
-------------------------------------------     ------              ------           ------           ------           ------
Total return (%)&(+)                              1.54                1.60             5.58             5.52             9.57
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 4/30
                                            ---------------------------------------------------------------------------------
CLASS A (CONTINUED)                               2005                2004             2003             2002             2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.65                0.75             0.75             0.80             0.82
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       3.39                3.31             3.92             5.02             6.20
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  35                  43               53               53               58
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $422,096            $509,115         $490,000         $293,435         $209,687
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                      $0.21               $0.22            $0.26            $0.34            $0.42
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        0.80                0.82             0.80             0.85             0.85
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       3.24                3.24             3.87             4.97             6.17
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   +++ Per share amount was less than $0.01.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            YEARS ENDED 4/30
                                               ------------------------------------------------------------------------------
CLASS B                                            2005                2004             2003             2002            2001

Net asset value, beginning of period              $6.66               $6.84            $6.81            $6.83           $6.64
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)                        $0.17               $0.17            $0.21            $0.29           $0.37
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                  (0.13)              (0.11)            0.11             0.03            0.19
--------------------------------------------     ------              ------           ------           ------          ------
Total from investment operations                  $0.04               $0.06            $0.32            $0.32           $0.56
--------------------------------------------     ------              ------           ------           ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                     $(0.23)             $(0.24)          $(0.29)          $(0.34)         $(0.37)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00+++              $--              $--              $--             $--
--------------------------------------------     ------              ------           ------           ------          ------
Net asset value, end of period                    $6.47               $6.66            $6.84            $6.81           $6.83
--------------------------------------------     ------              ------           ------           ------          ------
Total return (%)&                                  0.60                0.95             4.76             4.73            8.61
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 4/30
                                             --------------------------------------------------------------------------------
CLASS B (CONTINUED)                                2005                2004             2003             2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                         1.42                1.54             1.54             1.58            1.59
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        2.62                2.53             3.14             4.25            5.41
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   35                  43               53               53              58
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $151,997            $198,356         $244,736         $120,535         $77,012
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                       $0.16               $0.17            $0.21            $0.29           $0.37
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         1.57                1.61             1.59             1.63            1.63
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        2.47                2.46             3.09             4.20            5.37
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   +++ Per share amount was less than $0.01.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            YEARS ENDED 4/30
                                             -------------------------------------------------------------------------------
CLASS C                                             2005               2004             2003            2002            2001
Net asset value, beginning of period               $6.67              $6.86            $6.83           $6.85           $6.66
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                         $0.17              $0.17            $0.20           $0.28           $0.36
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                   (0.13)             (0.12)            0.11            0.03            0.19
---------------------------------------------     ------             ------           ------          ------          ------
Total from investment operations                   $0.04              $0.05            $0.31           $0.31           $0.55
---------------------------------------------     ------             ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                      $(0.22)            $(0.24)          $(0.28)         $(0.28)         $(0.36)
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#          $0.00+++             $--              $--             $--             $--
---------------------------------------------     ------             ------           ------          ------          ------
Net asset value, end of period                     $6.49              $6.67            $6.86           $6.83           $6.85
---------------------------------------------     ------             ------           ------          ------          ------
Total return (%)&                                   0.67               0.73             4.68            4.64            8.50
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 4/30
                                              ------------------------------------------------------------------------------
CLASS C (CONTINUED)                                 2005               2004             2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.50               1.60             1.60            1.65            1.67
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         2.55               2.45             3.01            4.12            5.33
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    35                 43               53              53              58
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $140,467           $209,163         $203,529         $72,888         $26,233
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                        $0.16              $0.16            $0.20           $0.27           $0.36
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.65               1.67             1.65            1.70            1.70
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         2.40               2.38             2.96            4.07            5.30
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   +++ Per share amount was less than $0.01.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEARS ENDED 4/30
                                               -----------------------------------------------------------------------------
CLASS I                                               2005              2004            2003            2002            2001

Net asset value, beginning of period                 $6.66             $6.84           $6.82           $6.84           $6.65
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                           $0.23             $0.23           $0.25           $0.35           $0.42
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     (0.12)            (0.10)           0.12            0.03            0.20
-----------------------------------------------     ------            ------          ------          ------          ------
Total from investment operations                     $0.11             $0.13           $0.37           $0.38           $0.62
-----------------------------------------------     ------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                        $(0.29)           $(0.31)         $(0.35)         $(0.40)         $(0.43)
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#            $0.00+++            $--             $--             $--             $--
-----------------------------------------------     ------            ------          ------          ------          ------
Net asset value, end of period                       $6.48             $6.66           $6.84           $6.82           $6.84
-----------------------------------------------     ------            ------          ------          ------          ------
Total return (%)&                                     1.68              1.89            5.59            5.70            9.60
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                              YEARS ENDED 4/30
                                                ----------------------------------------------------------------------------
CLASS I (CONTINUED)                                   2005              2004            2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            0.51              0.59            0.60            0.65            0.67
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           3.53              3.45            3.81            5.17            6.32
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      35                43              53              53              58
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $110,059           $80,206         $29,075          $1,299            $888
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                          $0.22             $0.23           $0.24           $0.35           $0.42
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            0.66              0.66            0.65            0.70            0.70
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           3.38              3.38            3.76            5.12            6.29
----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   +++ Per share amount was less than $0.01.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                                                                   PERIOD
                                                                YEARS ENDED 4/30              PERIOD                ENDED
                                                       -------------------------               ENDED             4/30/05**
CLASS R (FORMERLY CLASS R1)                              2005               2004            4/30/03*             CLASS R1
Net asset value, beginning of period                    $6.68              $6.87               $6.86                $6.46
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                              $0.21              $0.21               $0.08                $0.01
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                           (0.13)             (0.12)               0.03                 0.02^
--------------------------------------------------     ------             ------              ------               ------
Total from investment operations                        $0.08              $0.09               $0.11                $0.03
--------------------------------------------------     ------             ------              ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                           $(0.26)            $(0.28)             $(0.10)              $(0.02)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#               $0.00+++             $--                 $--                  $--
--------------------------------------------------     ------             ------              ------               ------
Net asset value, end of period                          $6.50              $6.68               $6.87                $6.47
--------------------------------------------------     ------             ------              ------               ------
Total return (%)&                                        1.28               1.34                1.65++               0.39++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               0.92               1.00                1.00+                1.92+
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                    3.14               3.06                3.33+                2.28+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         35                 43                  53                   35
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $2,649               $736                 $85                  $50
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser (and distributor in the case of Class R) contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC.
    If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                   $0.21***           $0.20               $0.07                $0.01***
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               1.17               1.17                1.15+                2.07+
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                    2.89               2.89                3.18+                2.13+
--------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R, December 31, 2002, through April 30, 2003.
 ** For the period from the inception of Class R1, April 1, 2005, through April 30, 2005.
*** Waiver impact per share was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      PERIOD                 YEAR               PERIOD            PERIOD             PERIOD
                                       ENDED                ENDED                ENDED             ENDED              ENDED
                                    4/30/05**              4/30/05              4/30/04*         4/30/05**           4/30/05**
                                    CLASS R2              CLASS R3 (FORMERLY CLASS R2)          CLASS R4            CLASS R5
Net asset value, beginning
of period                              $6.46                $6.68                $6.77             $6.49               $6.49
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)             $0.01                $0.19                $0.09             $0.02               $0.02
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments                           0.02^               (0.12)               (0.05)             0.01^               0.01^
---------------------------------     ------               ------               ------            ------              ------
Total from investment
operations                             $0.03                $0.07                $0.04             $0.03               $0.03
---------------------------------     ------               ------               ------            ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income          $(0.02)              $(0.25)              $(0.13)           $(0.02)             $(0.02)
---------------------------------     ------               ------               ------            ------              ------
Redemption fees added to
paid-in capital#                         $--                $0.00+++               $--               $--                 $--
---------------------------------     ------               ------               ------            ------              ------
Net asset value, end of
period                                 $6.47                $6.50                $6.68             $6.50               $6.50
---------------------------------     ------               ------               ------            ------              ------
Total return (%)&                       0.42++               1.03                 0.58++            0.46++              0.48++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              1.62+                1.17                 1.21+             1.12+               0.82+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                   2.65+                2.88                 2.70+             3.13+               3.45+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        35                   35                   43                35                  35
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $50                 $156                  $98               $50                 $50
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser (and distributor in the case of Class R3) contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC.
    If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                  $0.01***             $0.19***             $0.09***          $0.02***            $0.02***
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.77+                1.42                 1.38+             1.27+               0.97+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                   2.50+                2.63                 2.53+             2.98+               3.30+
-----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R3, October 31, 2003, through April 30, 2004.
 ** For the period from the inception of Class R2, R4 and R5, April 1, 2005, through April 30, 2005.
*** Waiver impact per share was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  YEARS ENDED
                                                          -----------------------------            PERIOD ENDED
CLASS 529A                                                4/30/05               4/30/04                 4/30/03*
Net asset value, beginning of period                        $6.68                 $6.87                   $6.80
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.20                 $0.20                   $0.15
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                               (0.12)                (0.11)                   0.16
------------------------------------------------------     ------                ------                  ------
Total from investment operations                            $0.08                 $0.09                   $0.31
------------------------------------------------------     ------                ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.26)               $(0.28)                 $(0.24)
------------------------------------------------------     ------                ------                  ------
Redemption fees added to paid-in capital#                   $0.00+++                $--                     $--
------------------------------------------------------     ------                ------                  ------
Net asset value, end of period                              $6.50                 $6.68                   $6.87
------------------------------------------------------     ------                ------                  ------
Total return (%)&(+)                                         1.18                  1.28                    4.58++###
----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses#                                                    1.02                  1.10                    1.10+
----------------------------------------------------------------------------------------------------------------
Net investment income                                        3.03                  2.97                    3.23+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             35                    43                      53
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $2,300                $1,651                  $1,011
----------------------------------------------------------------------------------------------------------------

(S) The investment adviser and distributor contractually waived a portion of its fee for the periods indicated.
    Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino
    LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.18                 $0.19                   $0.15**
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.27                  1.27                    1.25+
----------------------------------------------------------------------------------------------------------------
Net investment income                                        2.78                  2.80                    3.08+
----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A, July 31, 2002 through April 30, 2003.
 ** Waiver impact per share was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The total return previously reported as 4.27% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                   YEARS ENDED
                                                          -----------------------------            PERIOD ENDED
CLASS 529B                                                4/30/05               4/30/04                 4/30/03*
Net asset value, beginning of period                        $6.65                 $6.83                   $6.77
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.15                 $0.15                   $0.13
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                               (0.12)                (0.10)                   0.13
------------------------------------------------------     ------                ------                  ------
Total from investment operations                            $0.03                 $0.05                   $0.26
------------------------------------------------------     ------                ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.21)               $(0.23)                 $(0.20)
------------------------------------------------------     ------                ------                  ------
Redemption fees added to paid-in capital#                   $0.00+++                $--                     $--
------------------------------------------------------     ------                ------                  ------
Net asset value, end of period                              $6.47                 $6.65                   $6.83
------------------------------------------------------     ------                ------                  ------
Total return (%)&                                            0.48                  0.68                    3.90++###
----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses#                                                    1.69                  1.82                    1.85+
----------------------------------------------------------------------------------------------------------------
Net investment income                                        2.35                  2.24                    2.63+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             35                    43                      53
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $704                  $718                    $524
----------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.14                 $0.15**                 $0.13**
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.84                  1.89                    1.90+
----------------------------------------------------------------------------------------------------------------
Net investment income                                        2.20                  2.17                    2.58+
----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B, July 31, 2002 through April 30, 2003.
 ** Waiver impact per share was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The total return previously reported as 3.60% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                   YEARS ENDED
                                                          -----------------------------             PERIOD ENDED
CLASS 529C                                                4/30/05               4/30/04                 4/30/03*
Net asset value, beginning of period                        $6.67                 $6.86                   $6.79
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.15                 $0.15                   $0.12
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                               (0.12)                (0.11)                   0.15
------------------------------------------------------     ------                ------                  ------
Total from investment operations                            $0.03                 $0.04                   $0.27
------------------------------------------------------     ------                ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.21)               $(0.23)                 $(0.20)
------------------------------------------------------     ------                ------                  ------
Redemption fees added to paid-in capital#                   $0.00+++                $--                     $--
------------------------------------------------------     ------                ------                  ------
Net asset value, end of period                              $6.49                 $6.67                   $6.86
------------------------------------------------------     ------                ------                  ------
Total return (%)&                                            0.42                  0.52                    4.00++###
----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses#                                                    1.76                  1.85                    1.85+
----------------------------------------------------------------------------------------------------------------
Net investment income                                        2.29                  2.22                    2.51+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             35                    43                      53
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $1,820                $1,432                    $734
----------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.14                 $0.15**                 $0.12**
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.91                  1.92                    1.90+
----------------------------------------------------------------------------------------------------------------
Net investment income                                        2.14                  2.15                    2.46+
----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C, July 31, 2002 through April 30, 2003.
 ** Waiver impact per share was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The total return previously reported as 3.70% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates, exchange rates, or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Should interest rates, exchange rates, or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for expiration of capital loss carryforward, amortization and accretion on debt securities, derivatives, and wash sales.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                                       4/30/05          4/30/04

Distributions declared from ordinary income       $36,860,723*      $41,562,300
-------------------------------------------------------------------------------
* Included in the fund's distributions from ordinary income is $14,145 in excess investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

During the year ended April 30, 2005, accumulated distributions in excess of net investment income decreased by $8,245,216, accumulated net realized loss on investments increased by $5,278,079, and paid in capital decreased by $2,967,137 due to differences between book and tax accounting for amortization and accretion on debt securities and expiration of capital loss carryforward. This change had no effect on the net assets or net asset value per share.

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                     $(41,226,503)
          ----------------------------------------------------------
          Post-October capital loss deferral              (3,001,083)
          ----------------------------------------------------------
          Unrealized gain (loss)                         (18,601,485)
          ----------------------------------------------------------
          Other temporary differences                     (2,507,214)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          April 30, 2006                                 $(1,767,089)*
          ----------------------------------------------------------
          April 30, 2007                                  (4,524,994)*
          ----------------------------------------------------------
          April 30, 2008                                  (4,772,473)*
          ----------------------------------------------------------
          April 30, 2009                                  (2,874,797)
          ----------------------------------------------------------
          April 30, 2011                                  (8,907,285)
          ----------------------------------------------------------
          April 30, 2012                                  (6,818,781)
          ----------------------------------------------------------
          April 30, 2013                                 (11,561,084)
          ----------------------------------------------------------
          Total                                         $(41,226,503)
          ----------------------------------------------------------

* Includes amounts associated with the May 19, 2000 acquisition of MFS Intermediate Income Fund. The total capital loss carryforward related to the acquisition was $5,976,273.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.25% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $2,134 for retired Independent Trustees for the year ended April 30, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the year ended April 30, 2005, the fund paid MFS $76,640 equivalent to 0.00825% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1,
Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $53,746 and $1,296 for the year ended April 30, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                     CLASS A   CLASS B   CLASS C   CLASS R  CLASS R1  CLASS R2

Distribution Fee       0.10%     0.75%     0.75%     0.25%     0.50%     0.25%
------------------------------------------------------------------------------
Service Fee            0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
------------------------------------------------------------------------------
Total Distribution
Plan                   0.35%     1.00%     1.00%     0.50%     0.75%     0.50%
------------------------------------------------------------------------------

                  CLASS R3  CLASS R4  CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee     0.25%     0.00%       0.25%       0.75%       0.75%
------------------------------------------------------------------------
Service Fee          0.25%     0.25%       0.25%       0.25%       0.25%
------------------------------------------------------------------------
Total Distribution
Plan                 0.50%     0.25%       0.50%       1.00%       1.00%
------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended April 30, 2005 amounted to:

                     CLASS A   CLASS B   CLASS C   CLASS R  CLASS R3

Service Fee
Retained by MFD      $17,824      $544      $558      $103      $192
--------------------------------------------------------------------

                  CLASS 529A  CLASS 529B  CLASS 529C

Service Fee
Retained by MFD        $109         $107         $81
----------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. A portion of the Class A service fee (0.15%) is being paid by the fund. Payment of the remaining 0.10% per annum Class A service fee will be implemented on such a date as the Trustees of the Trust may determine.

Except in the case of the 0.25% per annum Class B and Class 529B service fees paid upon sale of Class B and Class 529B shares in the first year, the Class B and Class 529B service fee is 0.15% per annum and may be increased to 0.25% per annum on such date as the Trustees of the Trust may determine.

A portion of the Class R and R3 distribution fee (0.10%) is currently being waived.

A portion of the Class 529A distribution fee (0.10%) is being paid by the fund. Payment of the remaining 0.15% per annum Class 529A distribution fee will be implemented on such date as the Trustees of the Trust may determine. A portion of the Class 529A service fee (0.10%) is currently being waived.

Fees incurred under the distribution plan during the year ended April 30, 2005 were as follows:

                     CLASS A   CLASS B   CLASS C   CLASS R  CLASS R1  CLASS R2

Effective Annual
Percentage Rates       0.15%     0.92%     1.00%     0.40%     0.75%     0.50%
------------------------------------------------------------------------------

                    CLASS R3  CLASS R4  CLASS 529A  CLASS 529B  CLASS 529C

Effective Annual
Percentage Rates       0.40%     0.25%       0.25%       0.94%       1.00%
--------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2005 were as follows:

                     CLASS A   CLASS B   CLASS C  CLASS 529B  CLASS 529C

Contingent
Deferred Sales
Charges Imposed     $112,058  $650,995   $74,368    $2,151      $534
--------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period May 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended April 30, 2005, the fund paid MFSC a fee of $884,998 for shareholder services which equated to 0.0952% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $361,302, and other costs paid by the fund directly to unaffiliated vendors for the year ended April 30, 2005.

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES           SALES

U.S. government securities                        $83,720,275    $107,750,472
-----------------------------------------------------------------------------
Investments (non-U.S. government securities)     $231,769,353    $356,386,621
-----------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $843,133,290
          ----------------------------------------------------------
          Gross unrealized appreciation                   $1,549,592
          ----------------------------------------------------------
          Gross unrealized depreciation                  (20,151,077)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(18,601,485)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 4/30/05                 Year ended 4/30/04
                                           SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES
Shares sold                                26,433,033      $174,481,253       42,451,131      $288,709,511
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               2,525,567        16,670,997        2,308,221        15,696,402
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (40,215,822)     (265,310,960)     (39,936,851)     (271,131,160)
-----------------------------------------------------------------------------------------------------------
Net change                                (11,257,222)     $(74,158,710)       4,822,501       $33,274,753
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 5,826,183       $38,370,447        9,396,698       $63,731,101
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 751,404         4,943,129          897,317         6,080,697
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (12,906,531)      (84,768,367)     (16,278,034)     (110,175,309)
-----------------------------------------------------------------------------------------------------------
Net change                                 (6,328,944)     $(41,454,791)      (5,984,019)     $(40,363,511)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                 7,288,912       $48,103,935       16,758,004      $114,093,178
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 504,573         3,332,892          600,758         4,080,691
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (17,498,021)     (115,308,357)     (15,698,160)     (106,449,141)
-----------------------------------------------------------------------------------------------------------
Net change                                 (9,704,536)     $(63,871,530)       1,660,602       $11,724,728
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                 4,334,112       $28,481,542        7,633,707       $51,767,185
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 685,244         4,497,602          354,608         2,398,624
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (72,379)         (475,997)        (188,852)       (1,276,577)
-----------------------------------------------------------------------------------------------------------
Net change                                  4,946,977       $32,503,147        7,799,463       $52,889,232
-----------------------------------------------------------------------------------------------------------

CLASS R SHARES (FORMERLY CLASS R1)

Shares sold                                   514,656        $3,395,311          166,965        $1,139,515
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  10,974            72,247            2,468            16,742
-----------------------------------------------------------------------------------------------------------
Shares reacquired                            (228,523)       (1,507,764)         (71,724)         (489,394)
-----------------------------------------------------------------------------------------------------------
Net change                                    297,107        $1,959,794           97,709          $666,794
-----------------------------------------------------------------------------------------------------------

                                             Period ended 4/30/05*
                                           SHARES            AMOUNT
CLASS R1 SHARES

Shares sold                                     7,740           $50,000
------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      18               112
------------------------------------------------------------------------
Net change                                      7,758           $50,112
------------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                     7,740           $50,000
------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      20               126
------------------------------------------------------------------------
Net change                                      7,760           $50,126
------------------------------------------------------------------------

                                              Year ended 4/30/05               Period ended 4/30/04**
                                           SHARES            AMOUNT           SHARES            AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)

Shares sold                                     9,292           $60,539           14,416           $97,594
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     653             4,301              188             1,270
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                (572)           (3,739)              --                --
-----------------------------------------------------------------------------------------------------------
Net change                                      9,373           $61,101           14,604           $98,864
-----------------------------------------------------------------------------------------------------------

                                             Period ended 4/30/05*
                                           SHARES            AMOUNT
CLASS R4 SHARES

Shares sold                                     7,704           $50,000
------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      23               147
------------------------------------------------------------------------
Net change                                      7,727           $50,147
------------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                     7,704           $50,000
------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      25               160
------------------------------------------------------------------------
Net change                                      7,729           $50,160
------------------------------------------------------------------------

                                              Year ended 4/30/05                 Year ended 4/30/04
                                           SHARES            AMOUNT           SHARES            AMOUNT
CLASS 529A SHARES

Shares sold                                   234,879        $1,544,541          200,329        $1,360,457
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  11,558            76,096            7,517            51,103
-----------------------------------------------------------------------------------------------------------
Shares reacquired                            (139,631)         (919,651)        (107,861)         (730,823)
-----------------------------------------------------------------------------------------------------------
Net change                                    106,806          $700,986           99,985          $680,737
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                    16,208          $106,109           43,344          $293,303
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   3,628            23,807            3,180            21,495
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (19,072)         (126,009)         (15,203)         (102,617)
-----------------------------------------------------------------------------------------------------------
Net change                                        764            $3,907           31,321          $212,181
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                   138,096          $908,179          147,748        $1,002,626
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   8,467            55,754            4,962            33,674
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (80,807)         (531,332)         (45,083)         (306,680)
-----------------------------------------------------------------------------------------------------------
Net change                                     65,756          $432,601          107,627          $729,620
-----------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class R1, R2, R4 and R5, April 1, 2005 through April 30, 2005.
** For the period from inception of Class R3 (formerly Class R2) October 31,2003 through April 30, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund was the owner of record of approximately 13% of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2005 was $5,138, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                      UNREALIZED
                                                                    APPRECIATION
DESCRIPTION                EXPIRATION    CONTRACTS    POSITION    (DEPRECIATION)

U.S. Treasury Note 5
  Year Future               June 2005          235       Short        $(190,070)
--------------------------------------------------------------------------------

At April 30, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and the Shareholders of
MFS Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Limited Maturity Fund (a portfolio of MFS Series Trust IX "the Trust"), including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Limited Maturity Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2005

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Limited Maturity Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                        $2,730,503,846.09     $29,606,896.23
-------------------------------------------------------------------------------
David H. Gunning                         2,732,779,808.99      27,330,933.33
-------------------------------------------------------------------------------
William R. Gutow                         2,732,004,448.13      28,106,294.19
-------------------------------------------------------------------------------
Michael Hegarty                          2,732,854,178.68      27,256,563.64
-------------------------------------------------------------------------------
J. Atwood Ives                           2,731,386,034.44      28,724,707.88
-------------------------------------------------------------------------------
Amy B. Lane                              2,732,746,203.25      27,364,539.07
-------------------------------------------------------------------------------
Robert J. Manning                        2,732,862,629.97      27,248,112.35
-------------------------------------------------------------------------------
Lawrence T. Perera                       2,731,328,573.27      28,782,169.05
-------------------------------------------------------------------------------
Robert C. Pozen                          2,733,205,508.07      26,905,234.25
-------------------------------------------------------------------------------
J. Dale Sherratt                         2,731,785,991.67      28,324,750.65
-------------------------------------------------------------------------------
Laurie J. Thomsen                        2,732,468,497.82      27,642,244.50
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of June 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Maria F. Dwyer(3)               Treasurer          May 2005            Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741

DISTRIBUTOR                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Deloitte & Touche LLP
500 Boylston Street, Boston, MA                        200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
James J. Calmas

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.


--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MQL-ANN-06/05 60M

MFS(R) INTERMEDIATE INVESTMENT GRADE                                    4/30/05
BOND FUND

ANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                2
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    3
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  5
                        ------------------------------------------------------
                        EXPENSE TABLE                                       10
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            12
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                26
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       48
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              62
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      63
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               64
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               68
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      68
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             68
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      96.0%
              Cash & Other Net Assets                     4.0%

              BOND MARKET SECTORS*

              High Grade Corporates                      46.4%
              ------------------------------------------------
              Asset-Backed Securities                    11.2%
              ------------------------------------------------
              Mortgage-Backed Securities                  9.7%
              ------------------------------------------------
              U.S. Government Agencies                    8.2%
              ------------------------------------------------
              U.S. Treasuries                             7.1%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       5.6%
              ------------------------------------------------
              Cash & Other Net Assets                     4.0%
              ------------------------------------------------
              Emerging Market Bonds                       3.2%
              ------------------------------------------------
              International Government Bonds              2.9%
              ------------------------------------------------
              Residential Mortgage Backed Securities      1.4%
              ------------------------------------------------
              High Yield Corporates                       0.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        47.3%
              ------------------------------------------------
              AA                                          6.3%
              ------------------------------------------------
              A                                          16.3%
              ------------------------------------------------
              BBB                                        28.2%
              ------------------------------------------------
              BB                                          1.7%
              ------------------------------------------------
              Not Rated                                   0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             3.6
              ------------------------------------------------
              Average Life                            5.2 yrs.
              ------------------------------------------------
              Average Maturity***                    10.8 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA-
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended April 30, 2005, Class A shares of the MFS Intermediate Investment Grade Bond Fund provided a total return of 3.33%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers Intermediate Government/Credit Index, returned 3.27%. The fund's primary investment objective is to provide as high a level of current income as the investment adviser believes is consistent with prudent investment risk. Its secondary objective is to protect shareholders" capital. The fund invests, under normal market conditions, at least 80% of its net assets in investment grade fixed income securities with "intermediate" maturities (generally securities with remaining maturities of 10 years or less). These securities include investment grade fixed income securities assigned one of the top four credit ratings by credit rating agencies (e.g., rated AAA, AA, A or BBB) or unrated securities considered by the adviser, Massachusetts Financial Services Company to be investment grade.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a flattening of the yield curve during the twelve-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate seven times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, it appears to us that several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

CONTRIBUTORS TO PERFORMANCE

The fund's greater exposure to asset-backed, mortgage-backed and corporate bonds helped performance relative to the fund's benchmark as these issues outperformed treasuries over the period. The fund also benefited from a yield advantage over the benchmark. Additionally, our holdings in bonds with maturities greater than five years helped boost relative results.

DETRACTORS FROM PERFORMANCE

The fund's exposure to "BBB"-rated debt held back results relative to the benchmark. Automotive related issues in this quality class were hard hit, as this asset class underperformed treasuries during the period. Widening spreads and impending downgrades were the themes in this asset class.

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, December 31, 1998, through April 30, 2005. Index information is from January 1, 1999.)

                       MFS Intermediate       Lehman Brothers
                       Investment Grade        Intermediate
                         Bond Fund --        Government/Credit
                            Class A                Index

          1/99             $ 9,525               $10,000
          4/99               9,567                10,012
          4/00               9,722                10,166
          4/01               10,95                11,399
          4/02              11,767                12,217
          4/03              13,014                13,532
          4/04              13,309                13,806
          4/05              13,752                14,257

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A              12/31/98           3.33%      5.33%     7.18%     5.98%
------------------------------------------------------------------------------
        B               3/01/02           2.45%      4.45%     6.61%     5.53%
------------------------------------------------------------------------------
        C               3/01/02           2.46%      4.47%     6.63%     5.54%
------------------------------------------------------------------------------
        I              12/31/98           3.48%      5.49%     7.29%     6.05%
------------------------------------------------------------------------------
        R**            12/31/02           2.97%      5.05%     7.01%     5.84%
------------------------------------------------------------------------------
       R1               4/01/05           3.24%      5.30%     7.16%     5.96%
------------------------------------------------------------------------------
       R2               4/01/05           3.26%      5.31%     7.17%     5.96%
------------------------------------------------------------------------------
       R3**            10/31/03           2.71%      5.01%     6.99%     5.82%
------------------------------------------------------------------------------
       R4               4/01/05           3.31%      5.33%     7.18%     5.97%
------------------------------------------------------------------------------
       R5               4/01/05           3.33%      5.33%     7.18%     5.98%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average intermediate investment
grade debt fund+                          4.51%      5.27%     6.77%     5.29%
------------------------------------------------------------------------------

Lehman Brothers Intermediate
Government/Credit Index#                  3.27%      5.28%     7.00%     5.76%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

   Share class
------------------------------------------------------------------------------
        A                                -1.58%      3.64%     6.14%     5.16%
------------------------------------------------------------------------------
        B                                -1.50%      3.52%     6.30%     5.53%
------------------------------------------------------------------------------
        C                                 1.47%      4.47%     6.63%     5.54%
------------------------------------------------------------------------------
I, R, R1, R2, R3, R4 and R5 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

   Share class                            1-yr       3-yr      5-yr     Life*
------------------------------------------------------------------------------
        A                                 3.33%     16.87%    41.46%    44.38%
------------------------------------------------------------------------------
        B                                 2.45%     13.94%    37.71%    40.56%
------------------------------------------------------------------------------
        C                                 2.46%     14.02%    37.82%    40.67%
------------------------------------------------------------------------------
        I                                 3.48%     17.40%    42.14%    45.07%
------------------------------------------------------------------------------
        R**                               2.97%     15.92%    40.31%    43.21%
------------------------------------------------------------------------------
       R1                                 3.24%     16.77%    41.34%    44.26%
------------------------------------------------------------------------------
       R2                                 3.26%     16.80%    41.37%    44.29%
------------------------------------------------------------------------------
       R3**                               2.71%     15.81%    40.18%    43.07%
------------------------------------------------------------------------------
       R4                                 3.31%     16.84%    41.43%    44.35%
------------------------------------------------------------------------------
       R5                                 3.33%     16.87%    41.46%    44.39%
------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, December 31, 199 8, through April 30, 2005. Index information is from January 1, 1999.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Intermediate Government/Credit Index - measures investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as U.S. corporate and foreign debentures and secured notes with maturity from 1 year up to (but not including) 10 years.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Between February 1, 1999 and March 1, 2002, a significant portion of the Intermediate Investment Grade Bond Fund's fees and expenses were waived or paid for by the adviser. Had applicable expense subsidies or waivers not been in effect, performance would have been lower. Through the date shown, Class A average annual returns not including sales charge would have been 6.89% and 5.64% for the 5-year and Life periods, respectively. Through the date shown, Class B average annual returns not including sales charge would have been 6.32% and 5.19% for the 5-year and Life periods, respectively. Through the date shown, Class C average annual returns not including sales charge would have been 6.34% and 5.20% for the 5-year and Life periods, respectively. Through the date shown, Class I average annual returns not including sales charge would have been 7.05% and 5.79% for the 5-year and Life periods, respectively. Through the date shown, Class R average annual returns not including sales charge would have been 6.72% and 5.50% for the 5-year and Life periods, respectively. Through the date shown, Class R1 average annual returns not including sales charge would have been 6.60% and 5.53% for the 5-year and Life periods, respectively. Through the date shown, Class R2 average annual returns not including sales charge would have been 6.60% and 5.53% for the 5- year and Life periods, respectively. Through the date shown, Class R3 average annual returns not including sales charge would have been 6.70% and 5.48% for the 5-year and Life periods, respectively. Through the date shown, Class R4 average annual returns not including sales charge would have been 6.60% and 5.53% for the 5-year and Life periods, respectively. Through the date shown, Class R5 average annual returns not including sales charge would have been 6.60% and 5.53% for the 5-year and Life periods, respectively.

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

Fixed income securities with longer maturities will be more volatile than other fixed income securities with shorter maturities, therefore the average maturity of the fund's fixed income investments will affect the volatility of the fund's share price.

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Because the fund may invest its assets in a small number of issuers, the fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
NOVEMBER 1, 2004 THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    11/01/04-
                            Ratio      11/01/04         4/30/05        4/30/05
-------------------------------------------------------------------------------
           Actual           0.72%       $1,000          $1,001           $3.57
    A      --------------------------------------------------------------------
           Hypothetical*    0.72%       $1,000          $1,021           $3.61
-------------------------------------------------------------------------------
           Actual           1.57%       $1,000           $997            $7.77
    B     ---------------------------------------------------------------------
           Hypothetical*    1.57%       $1,000          $1,017           $7.85
-------------------------------------------------------------------------------
           Actual           1.57%       $1,000           $998            $7.78
    C      --------------------------------------------------------------------
           Hypothetical*    1.57%       $1,000          $1,017           $7.85
-------------------------------------------------------------------------------
           Actual           0.57%       $1,000          $1,003           $2.83
    I      --------------------------------------------------------------------
           Hypothetical*    0.57%       $1,000          $1,022           $2.86
-------------------------------------------------------------------------------
    R      Actual           1.07%       $1,000          $1,001           $5.31
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*    1.07%       $1,000          $1,019           $5.36
-------------------------------------------------------------------------------
           Actual           1.83%       $1,000          $1,001           $9.08
    R1     --------------------------------------------------------------------
           Hypothetical*    1.83%       $1,000          $1,016           $9.15
-------------------------------------------------------------------------------
           Actual           1.53%       $1,000          $1,001           $7.59
    R2     --------------------------------------------------------------------
           Hypothetical*    1.53%       $1,000          $1,017           $7.65
-------------------------------------------------------------------------------
    R3     Actual           1.32%       $1,000           $998            $6.54
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*    1.32%       $1,000          $1,018           $6.60
-------------------------------------------------------------------------------
           Actual           1.02%       $1,000          $1,001           $5.06
    R4     --------------------------------------------------------------------
           Hypothetical*    1.02%       $1,000          $1,020           $5.11
-------------------------------------------------------------------------------
           Actual           0.73%       $1,000          $1,002           $3.62
    R5     --------------------------------------------------------------------
           Hypothetical*    0.73%       $1,000          $1,021           $3.66
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.0%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.6%
----------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                 $  1,030,000     $  1,017,485
----------------------------------------------------------------------------------------------
News America, Inc., 4.75%, 2010                                     1,000,000        1,004,916
----------------------------------------------------------------------------------------------
                                                                                  $  2,022,401
----------------------------------------------------------------------------------------------
Aerospace - 0.4%
----------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                         $  1,260,000     $  1,373,927
----------------------------------------------------------------------------------------------

Airlines - 0.1%
----------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                            $    357,664     $    348,976
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                               70,019           68,737
----------------------------------------------------------------------------------------------
                                                                                  $    417,713
----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.8%
----------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                $  2,475,000     $  2,450,453
----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 18.2%
----------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, 3.23%, 2035                      $  1,759,000     $  1,760,374
----------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                 1,200,000        1,182,552
----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                 277,635          279,491
----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009               2,000,000        1,998,127
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2005                    169,122          168,720
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027%, 2033                     27,264           27,200
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                     614,635          612,215
----------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                   392,156          391,117
----------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
4.945%, 2041                                                        1,500,000        1,520,866
----------------------------------------------------------------------------------------------
Brascan Real Estate, 4.7447%, 2040##                                  418,000          420,025
----------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 3.9263%, 2008##                 483,333          483,333
----------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##           310,000          313,875
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                              70,925           70,726
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                             123,044          121,333
----------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                      150,000          157,857
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                           250,053          251,319
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                           600,000          589,372
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                         1,000,000          981,955
----------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15%, 2008                         45,207           45,205
----------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, 3.9%, 2024                             276,000          273,844
----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029               167,406          174,056
----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                      500,000          514,151
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                      30,000           31,432
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                   1,070,000        1,168,475
----------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 1.1081%, 2032^^##                  5,434,725          260,028
----------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificate,
3.1438%, 2017##                                                     1,500,000        1,500,000
----------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                   668,000          670,614
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.78%, 2009                                                           520,000          560,418
----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.95%, 2010                          1,000,000        1,109,740
----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031               742,886          779,471
----------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                           400,000          399,141
----------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                            700,000          693,657
----------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                912,000          898,954
----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                             315,196          333,926
----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.8089%, 2023^^                          1,113,637          194,385
----------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                    542,372          539,592
----------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
1.2077%, 2043^^##                                                   8,346,293          379,493
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                           337,060          352,926
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                         1,106,278        1,159,328
----------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                             646,355          642,570
----------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                    1,244            1,253
----------------------------------------------------------------------------------------------
Holmes Financing PLC, 3.8606%, 2040                                   470,000          472,056
----------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                               400,000          399,562
----------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, FRN, 3.44%, 2012                     37,426           37,489
----------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                          117,532          117,316
----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                             551,151          547,909
----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                             135,000          133,833
----------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.39%, 2034                                        1,723,512        1,728,930
----------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.48%, 2034                                          861,756          866,510
----------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
4.865%, 2046                                                        1,495,695        1,508,066
----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030           630,000          661,285
----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031             8,150            8,415
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.48%, 2008                                                         1,000,000        1,050,360
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                            70,000           75,522
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.7428%, 2035^^                                                     7,407,745          158,848
----------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                       796,000          778,387
----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                   354,371          370,486
----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 7.0381%, 2030                 170,000          180,733
----------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, 3.23%, 2035                             686,141          686,677
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                           500,000          526,005
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                                81               81
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.1752%, 2031^^##                   4,476,229          140,218
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2008                          256,977          270,758
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.0131%, 2031^^                     2,213,145           45,132
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                          600,000          629,914
----------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                    622,639          669,730
----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                               500,000          529,397
----------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                         1,100,000        1,091,235
----------------------------------------------------------------------------------------------
NovaStar Mortgage Funding Trust, 3.31%, 2034                          740,000          741,040
----------------------------------------------------------------------------------------------
Peoples Choice Home Loan Securities Trust, 3.29%, 2035              3,000,000        3,007,027
----------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2005                                   750,000          750,703
----------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, 4.62%, 2035                1,051,457        1,055,444
----------------------------------------------------------------------------------------------
Putnam Structured Product Funding, FRN, 3.4038%, 2008##               533,898          533,897
----------------------------------------------------------------------------------------------
RMAC PLC, 3.2%, 2036##                                                420,000          420,328
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027              1,318,409        1,314,789
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49%, 2029                 87,676           87,488
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.9708%, 2034            2,100,000        2,091,147
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.23%, 2035              2,621,286        2,623,782
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                               1,000,000          982,440
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                 500,000          497,630
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                   650,000          628,817
----------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 3.27%, 2034                        967,946          970,213
----------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 4.67%, 2035                      1,887,955        1,871,205
----------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust,
3.35%, 2029                                                           201,019          201,602
----------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                            429,547          448,881
----------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 3.36%, 2043                      237,342          237,761
----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                           1,000,000          993,800
----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                             520,000          517,835
----------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                      108,578          108,378
----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                                 450,000          445,674
----------------------------------------------------------------------------------------------
                                                                                  $ 58,227,851
----------------------------------------------------------------------------------------------
Automotive - 2.2%
----------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008          $    750,000     $    739,860
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                   2,600,000        2,419,292
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                   1,000,000          903,808
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                         600,000          596,423
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                       1,900,000        1,719,870
----------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                      293,000          247,412
----------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                               450,000          450,560
----------------------------------------------------------------------------------------------
                                                                                  $  7,077,225
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.5%
----------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                   $    750,000     $    750,000
----------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                   1,250,000        1,422,020
----------------------------------------------------------------------------------------------
Barclays Bank PLC, FRN, 8.55% to 2011, 6.21% to 2049##              1,170,000        1,391,710
----------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., 4.81%, 2012##                      600,000          570,000
----------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., FRN, 5.506% to 2015,
5.70% to 2049##                                                     1,209,000        1,155,730
----------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                             324,000          326,139
----------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                    750,000          790,309
----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                   43,000           43,400
----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                  1,460,000        1,471,362
----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                1,002,000          983,192
----------------------------------------------------------------------------------------------
DBS Capital Funding Corp., FRN, 7.657% to 2011,
6.41% to 2049##                                                     1,135,000        1,294,379
----------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                        1,250,000        1,232,683
----------------------------------------------------------------------------------------------
HBOS Capital Funding LP, FRN, 6.071% to 2014,
5.11% to 2049##                                                     1,750,000        1,852,851
----------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                               1,500,000        1,513,791
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                          752,000          774,560
----------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                         1,017,000        1,052,107
----------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, FRN, 8.44% to 2008, 6.571% to 2049##          1,005,000        1,121,437
----------------------------------------------------------------------------------------------
National Westminster Bancorp, FRN, 7.75% to 2007,
4.859% to 2049                                                        550,000          589,812
----------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                         125,000          131,001
----------------------------------------------------------------------------------------------
Nordea Bank AB, FRN, 5.424% to 2015, 4.7975% to 2049##              1,978,000        1,999,337
----------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                             605,000          621,082
----------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                             750,000          737,557
----------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                             1,200,000        1,210,056
----------------------------------------------------------------------------------------------
Socgen Real Estate LLC, FRN, 7.64% to 2007,
5.971% to 2049##                                                    1,844,000        1,980,727
----------------------------------------------------------------------------------------------
Spintab AB, FRN, 7.5% to 2006, 5.809% to 2049                         175,000          181,036
----------------------------------------------------------------------------------------------
Spintab AB, FRN, 7.5% to 2006, 5.809% to 2049##                       150,000          156,446
----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                                     550,000          594,550
----------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                    980,000        1,080,235
----------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, FRN, 9.2% to 2010,
6.56% to 2049##                                                       717,000          865,704
----------------------------------------------------------------------------------------------
Wachovia Corp., 7.8%, 2010                                            250,000          289,934
----------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                        1,150,000        1,148,697
----------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                            700,000          744,123
----------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                        200,000          218,744
----------------------------------------------------------------------------------------------
                                                                                  $ 30,294,711
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.1%
----------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 5.85%, 2010                  $  1,000,000     $  1,051,069
----------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                         4,000            4,390
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                                500,000          486,050
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010##                              400,000          394,075
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                600,000          570,998
----------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                  150,000          191,116
----------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                         750,000          812,345
----------------------------------------------------------------------------------------------
                                                                                  $  3,510,043
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.0%
----------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                         $  1,199,000     $  1,191,406
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                               1,650,000        1,729,852
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625%, 2005                         400,000          400,954
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                         2,300,000        2,244,255
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.25%, 2010                              1,600,000        1,578,118
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                              1,500,000        1,549,161
----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                             1,000,000          966,546
----------------------------------------------------------------------------------------------
                                                                                  $  9,660,292
----------------------------------------------------------------------------------------------
Building - 0.4%
----------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                             $  1,250,000     $  1,397,537
----------------------------------------------------------------------------------------------

Chemicals - 1.6%
----------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                  $  1,900,000     $  1,940,177
----------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                            181,000          184,013
----------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                         350,000          365,982
----------------------------------------------------------------------------------------------
Yara International A.S.A., 5.25%, 2014##                            2,700,000        2,693,188
----------------------------------------------------------------------------------------------
                                                                                  $  5,183,360
----------------------------------------------------------------------------------------------
Conglomerates - 0.4%
----------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                     $    525,000     $    583,997
----------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                             533,000          545,626
----------------------------------------------------------------------------------------------
                                                                                  $  1,129,623
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.3%
----------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                      $    155,000     $    160,261
----------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                            790,000          833,506
----------------------------------------------------------------------------------------------
                                                                                  $    993,767
----------------------------------------------------------------------------------------------
Containers - 0%
----------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                              $     80,000     $     81,551
----------------------------------------------------------------------------------------------

Defense Electronics - 0%
----------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                        $     12,000     $     12,576
----------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 0.6%
----------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                      $    800,000     $    807,038
----------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009                                   600,000          603,233
----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                      375,000          407,438
----------------------------------------------------------------------------------------------
                                                                                  $  1,817,709
----------------------------------------------------------------------------------------------
Emerging Market Sovereign - 1.2%
----------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                         $    590,000     $    668,175
----------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006                                   550,000          583,688
----------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                750,000          866,250
----------------------------------------------------------------------------------------------
Russian Federation, 8.25%, 2010##                                     700,000          765,625
----------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014                                       1,000,000        1,001,728
----------------------------------------------------------------------------------------------
                                                                                  $  3,885,466
----------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
----------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                           $    200,000     $    217,015
----------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                           1,400,000        1,484,728
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                      275,000          276,791
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                       45,000           44,944
----------------------------------------------------------------------------------------------
                                                                                  $  2,023,478
----------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                   $    925,000     $    939,717
----------------------------------------------------------------------------------------------

Entertainment - 1.2%
----------------------------------------------------------------------------------------------
Liberty Media Corp., 4.51%, 2006                                 $  1,500,000     $  1,517,790
----------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625%, 2005                                     1,129,000        1,129,000
----------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                       100,000          111,366
----------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                        1,130,000        1,159,136
----------------------------------------------------------------------------------------------
                                                                                  $  3,917,292
----------------------------------------------------------------------------------------------
Financial Institutions - 2.8%
----------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                    $    400,000     $    402,146
----------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                         784,000          774,644
----------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                              240,000          244,967
----------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                          1,700,000        1,664,191
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                             15,000           15,020
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                            133,000          143,344
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                            1,044,000        1,062,214
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                            450,000          440,721
----------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                        20,000           22,131
----------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                2,800,000        2,823,304
----------------------------------------------------------------------------------------------
Household Finance Corp., 7%, 2012                                     170,000          191,774
----------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                           868,000          872,343
----------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                               400,000          420,358
----------------------------------------------------------------------------------------------
                                                                                  $  9,077,157
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.2%
----------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                            $    700,000     $    685,852
----------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                              550,000          561,789
----------------------------------------------------------------------------------------------
General Mills, Inc., 6%, 2012                                         482,000          518,623
----------------------------------------------------------------------------------------------
Kellogg Co., 6%, 2006                                                 205,000          209,103
----------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                           850,000          838,777
----------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                        960,000        1,127,289
----------------------------------------------------------------------------------------------
                                                                                  $  3,941,433
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
----------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                  $    345,000     $    380,684
----------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                          80,000           85,403
----------------------------------------------------------------------------------------------
                                                                                  $    466,087
----------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
----------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                      $    500,000     $    493,959
----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                            3,000            3,270
----------------------------------------------------------------------------------------------
                                                                                  $    497,229
----------------------------------------------------------------------------------------------
Industrial - 0.2%
----------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                    $    700,000     $    713,553
----------------------------------------------------------------------------------------------

Insurance - 1.6%
----------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                $    260,000     $    263,714
----------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                       750,000          712,121
----------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                        1,250,000        1,211,156
----------------------------------------------------------------------------------------------
MetLife, Inc., 3.911%, 2005                                           300,000          300,081
----------------------------------------------------------------------------------------------
MetLife, Inc., 5.375%, 2012                                           300,000          314,005
----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75%, 2008                               400,000          394,083
----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                              1,500,000        1,516,668
----------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                               335,000          358,654
----------------------------------------------------------------------------------------------
                                                                                  $  5,070,482
----------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.2%
----------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007##                 $    375,000     $    380,451
----------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                          1,000,000          988,386
----------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                              1,249,000        1,271,574
----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                   150,000          150,992
----------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                              930,000          926,339
----------------------------------------------------------------------------------------------
                                                                                  $  3,717,742
----------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 1.8%
----------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                         $    265,000     $    289,527
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005                           800,000          796,443
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                         670,000          658,452
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007                        1,600,000        1,579,019
----------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                            300,000          306,735
----------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                     475,000          478,411
----------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007                                 500,000          493,098
----------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006                                       1,200,000        1,221,758
----------------------------------------------------------------------------------------------
                                                                                  $  5,823,443
----------------------------------------------------------------------------------------------
International Market Sovereign - 0.8%
----------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 6.375%, 2005                 $    400,000     $    405,762
----------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                      2,000,000        1,929,488
----------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, FRN, 3.06%, 2005                  275,000          275,031
----------------------------------------------------------------------------------------------
                                                                                  $  2,610,281
----------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
----------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                  $    460,000     $    470,269
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.5%
----------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                          $    650,000     $    659,925
----------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                600,000          684,457
----------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                      360,000          369,418
----------------------------------------------------------------------------------------------
                                                                                  $  1,713,800
----------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
----------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##          $    250,000     $    272,209
----------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                       795,000          954,776
----------------------------------------------------------------------------------------------
                                                                                  $  1,226,985
----------------------------------------------------------------------------------------------
Mortgage Backed - 9.6%
----------------------------------------------------------------------------------------------
Fannie Mae, 5.92%, 2009                                          $  1,286,455     $  1,344,218
----------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                               71,000           73,874
----------------------------------------------------------------------------------------------
Fannie Mae, 6.022%, 2010                                            3,500,000        3,777,859
----------------------------------------------------------------------------------------------
Fannie Mae, 4.556%, 2011                                            2,981,119        3,004,409
----------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                              779,433          790,993
----------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                              954,088          956,450
----------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                            1,489,694        1,511,499
----------------------------------------------------------------------------------------------
Fannie Mae, 5.413%, 2014                                              894,960          950,533
----------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                               498,246          496,272
----------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                    2,293            2,415
----------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                            1,100,267        1,116,771
----------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                    875              924
----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2013 - 2033                                       1,394,402        1,421,607
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                131,612          137,310
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                  201,744          209,171
----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                1,882,851        1,898,825
----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                              1,023,129        1,014,513
----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                 123,002          127,572
----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2034                                      3,517,310        3,565,889
----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                        6,399,067        6,472,559
----------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                               1,300,000        1,271,110
----------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                               33,594           33,820
----------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                  533,282          550,467
----------------------------------------------------------------------------------------------
                                                                                  $ 30,729,060
----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.2%
----------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                 $    750,000     $    883,314
----------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 4.625%, 2009                        900,000          885,963
----------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                        600,000          639,885
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                         120,000          121,888
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                         110,000          121,115
----------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                     1,000,000        1,058,661
----------------------------------------------------------------------------------------------
                                                                                  $  3,710,826
----------------------------------------------------------------------------------------------
Oil Services - 0.5%
----------------------------------------------------------------------------------------------
Halliburton Co., 4.65%, 2005                                     $    300,000     $    301,835
----------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                         1,100,000        1,144,877
----------------------------------------------------------------------------------------------
                                                                                  $  1,446,712
----------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
----------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                $  1,000,000     $  1,035,628
----------------------------------------------------------------------------------------------

Pollution Control - 0.1%
----------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                 $     90,000     $     93,509
----------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375%, 2012                                  250,000          275,560
----------------------------------------------------------------------------------------------
                                                                                  $    369,069
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
----------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                        $    365,000     $    372,573
----------------------------------------------------------------------------------------------

Railroad & Shipping - 0.3%
----------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                $  1,000,000     $  1,073,778
----------------------------------------------------------------------------------------------

Real Estate - 2.5%
----------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                   $    655,000     $    679,862
----------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                          885,000          948,126
----------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                       1,000,000          985,030
----------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                        300,000          316,274
----------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                        1,649,000        1,770,500
----------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                               373,000          353,149
----------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                 125,000          130,625
----------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                               1,100,000        1,191,671
----------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                    730,000          750,649
----------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.5%, 2009                                    1,000,000          982,008
----------------------------------------------------------------------------------------------
                                                                                  $  8,107,894
----------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                  $    750,000     $    905,690
----------------------------------------------------------------------------------------------

Retailers - 0.5%
----------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                $  1,500,000     $  1,430,946
----------------------------------------------------------------------------------------------

Supermarkets - 0.3%
----------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                           $    815,000     $    872,743
----------------------------------------------------------------------------------------------

Supranational - 0.2%
----------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                       $    425,000     $    444,400
----------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                           200,000          222,122
----------------------------------------------------------------------------------------------
                                                                                  $    666,522
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
----------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                        $    236,000     $    242,825
----------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                   1,450,000        1,459,957
----------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                  1,000,000        1,128,759
----------------------------------------------------------------------------------------------
                                                                                  $  2,831,541
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.7%
----------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                      $  1,500,000     $  1,519,545
----------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005                                     300,000          307,516
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2005              665,000          668,732
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013              200,000          204,225
----------------------------------------------------------------------------------------------
France Telecom S.A., FRN, 7.45%, 2006                                 905,000          931,188
----------------------------------------------------------------------------------------------
France Telecom S.A., FRN, 8%, 2011                                    300,000          345,733
----------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                600,000          661,637
----------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                2,000,000        2,000,906
----------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                               850,000          902,571
----------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                 1,500,000        1,502,730
----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                  530,000          543,395
----------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                1,875,000        2,053,727
----------------------------------------------------------------------------------------------
                                                                                  $ 11,641,905
----------------------------------------------------------------------------------------------
Tobacco - 0.2%
----------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                     $    568,000     $    627,248
----------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                     125,000          130,000
----------------------------------------------------------------------------------------------
                                                                                  $    757,248
----------------------------------------------------------------------------------------------
Transportation - Services - 0%
----------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                         $    100,000     $    128,896
----------------------------------------------------------------------------------------------

U.S. Government Agencies - 8.1%
----------------------------------------------------------------------------------------------
Aid to Israel, 6.6%, 2008                                        $     11,607     $     11,928
----------------------------------------------------------------------------------------------
Fannie Mae, 7.25%, 2010                                             2,425,000        2,733,513
----------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                              315,000          346,474
----------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                             1,000,000        1,036,322
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                 1,700,000        1,675,644
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.25%, 2014                                 6,000,000        6,303,474
----------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                 325,000          327,472
----------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                           3,000,000        3,054,408
----------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                           3,750,000        4,209,195
----------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2012                                           2,000,000        2,084,522
----------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                            947,763          953,241
----------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                          2,942,408        2,993,990
----------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                              214              213
----------------------------------------------------------------------------------------------
                                                                                  $ 25,730,396
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 8.1%
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                    $    947,000     $    937,863
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                     2,000,000        2,094,532
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                   4,000,000        3,872,188
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2009                                       370,000          364,089
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                     4,000,000        4,452,656
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013 - 2014                             9,300,000        9,365,305
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014###                                    1,825,000        1,803,684
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                    2,750,000        2,866,661
----------------------------------------------------------------------------------------------
                                                                                  $ 25,756,978
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.5%
----------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                            $    225,000     $    269,323
----------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                       1,100,000        1,141,493
----------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                           750,000          768,894
----------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                           750,000          835,762
----------------------------------------------------------------------------------------------
Duke Capital LLC, 6.25%, 2013                                       1,000,000        1,072,209
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                    750,000          846,372
----------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                              1,225,000        1,362,833
----------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                  500,000          497,631
----------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                         600,000          611,098
----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                      1,540,000        1,653,951
----------------------------------------------------------------------------------------------

Utilities - Electric Power - continued
----------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                           $    800,000     $    910,734
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                         310,000          310,527
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                           119,000          115,302
----------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                  180,000          183,676
----------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                 325,000          328,615
----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                  22,000           22,550
----------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                          430,000          441,374
----------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                607,000          590,340
----------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                    610,000          628,018
----------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                    241,000          243,264
----------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                         941,144          930,613
----------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                          375,000          389,545
----------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                              700,000          776,941
----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                           363,000          370,079
----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                           1,226,000        1,211,793
----------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                  894,000          909,185
----------------------------------------------------------------------------------------------
                                                                                  $ 17,422,122
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $307,845,978)                                       $306,735,680
----------------------------------------------------------------------------------------------

Short-Term Obligation - 3.3%
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05,
at Amortized Cost<                                                $10,589,000      $10,588,132
----------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05, total to
be received $3,001 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                   $3,000           $3,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $318,437,110)                                 $317,326,812
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                2,368,942
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $319,695,754
----------------------------------------------------------------------------------------------

 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  < The rate shown represents an annualized yield at time of purchase.

FRN = Floating Rate Note

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 4/30/05
ASSETS

Investments, at value (identified cost, $318,437,110)           $317,326,812
--------------------------------------------------------------------------------------------------
Cash                                                                     458
--------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open
futures contracts                                                      7,500
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      355,960
--------------------------------------------------------------------------------------------------
Interest receivable                                                3,414,486
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                    57,423
--------------------------------------------------------------------------------------------------
Total assets                                                                          $321,162,639
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $162,875
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  1,096,421
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                    76,685
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       4,286
--------------------------------------------------------------------------------------------------
  Reimbursement fee                                                  125,063
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         1,552
--------------------------------------------------------------------------------------------------
  Administrative service fee                                               3
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $1,466,885
--------------------------------------------------------------------------------------------------
Net assets                                                                            $319,695,754
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                                 $326,261,897
--------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                      (1,130,151)
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                      (4,923,670)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                              (512,322)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $319,695,754
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               31,757,306
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                     $64,089,540
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               6,364,241
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.07
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.07)                                               $10.57
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $13,028,808
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,293,530
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.07
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $5,434,781
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 539,233
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.08
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $236,598,195
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              23,506,233
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.07
--------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                        $300,763
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  29,880
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.07
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                         $50,508
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   5,014
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.07
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $50,521
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   5,015
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.07
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R3 shares (formerly Class R2)

  Net assets                                                         $41,543
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   4,125
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.07
--------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                         $50,541
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   5,017
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.07
--------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                         $50,554
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   5,018
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.07
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/05

NET INVESTMENT INCOME

Interest income                                                                        $11,851,879
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $1,380,977
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                7,300
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         332,739
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              199,132
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              133,864
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               58,409
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                1,582
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                  31
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  20
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                                 207
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R4)                                  10
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R1)                                    19
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    17
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                   103
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R4)                                     6
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R5)                                     4
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   23,708
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       113,916
--------------------------------------------------------------------------------------------------
  Printing                                                             37,234
--------------------------------------------------------------------------------------------------
  Postage                                                               2,964
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        45,829
--------------------------------------------------------------------------------------------------
  Legal fees                                                            8,538
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       134,537
--------------------------------------------------------------------------------------------------
  Reimbursement of expenses to investment adviser                      48,615
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,529,761
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (6,991)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor        (726,690)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,796,080
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $10,055,799
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                           $(633,419)
--------------------------------------------------------------------------------------------------
  Futures contracts                                                   (90,616)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  $(724,035)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                       $(481,612)
--------------------------------------------------------------------------------------------------
  Futures contracts                                                   (29,033)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                $(510,645)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                 $(1,234,680)
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $8,821,119
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            YEAR ENDED               YEAR ENDED
                                                              4/30/05                  4/30/04
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                         $10,055,799               $5,543,500
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          (724,035)                 321,776
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        (510,645)              (3,053,659)
--------------------------------------------------------     ------------             ------------
Change in net assets from operations                           $8,821,119               $2,811,617
--------------------------------------------------------     ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                     $(2,535,246)             $(1,917,393)
--------------------------------------------------------------------------------------------------
  Class B                                                        (482,891)                (540,232)
--------------------------------------------------------------------------------------------------
  Class C                                                        (210,937)                (213,088)
--------------------------------------------------------------------------------------------------
  Class I                                                      (9,198,598)              (4,839,760)
--------------------------------------------------------------------------------------------------
  Class R                                                         (12,936)                  (8,517)
--------------------------------------------------------------------------------------------------
  Class R1                                                           (136)                      --
--------------------------------------------------------------------------------------------------
  Class R2                                                           (149)                      --
--------------------------------------------------------------------------------------------------
  Class R3                                                         (1,585)                    (765)
--------------------------------------------------------------------------------------------------
  Class R4                                                           (170)                      --
--------------------------------------------------------------------------------------------------
  Class R5                                                           (182)                      --
--------------------------------------------------------------------------------------------------
From net realized gain on investments
--------------------------------------------------------------------------------------------------
  Class A                                                              --                  (61,449)
--------------------------------------------------------------------------------------------------
  Class B                                                              --                  (20,255)
--------------------------------------------------------------------------------------------------
  Class C                                                              --                   (8,983)
--------------------------------------------------------------------------------------------------
  Class I                                                              --                 (156,604)
--------------------------------------------------------------------------------------------------
  Class R                                                              --                     (412)
--------------------------------------------------------------------------------------------------
  Class R3                                                             --                      (56)
--------------------------------------------------------     ------------             ------------
Total distributions declared to shareholders                 $(12,442,830)             $(7,767,514)
--------------------------------------------------------     ------------             ------------
Change in net assets from fund share transactions             $87,821,597             $136,947,741
--------------------------------------------------------     ------------             ------------
Redemption fees                                                        $5                      $--
--------------------------------------------------------     ------------             ------------
Total change in net assets                                    $84,199,891             $131,991,844
--------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                       $235,495,863             $103,504,019
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $512,322 and
$315,619, respectively)                                      $319,695,754             $235,495,863
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                              YEAR ENDED 4/30
                                                  ---------------------------------------------------------------------------
CLASS A                                               2005               2004            2003            2002            2001
Net asset value, beginning of period                $10.19             $10.43           $9.92           $9.85           $9.38
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                           $0.37              $0.34           $0.35           $0.49           $0.67
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)             (0.11)           0.68            0.23            0.48
-----------------------------------------------     ------             ------          ------          ------          ------
Total from investment operations                     $0.33              $0.23           $1.03           $0.72           $1.15
-----------------------------------------------     ------             ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                        $(0.45)            $(0.46)         $(0.51)         $(0.65)         $(0.68)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                 --              (0.01)          (0.01)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.45)            $(0.47)         $(0.52)         $(0.65)         $(0.68)
-----------------------------------------------     ------             ------          ------          ------          ------
Redemption fees added to paid-in capital#            $0.00+++             $--             $--             $--             $--
-----------------------------------------------     ------             ------          ------          ------          ------
Net asset value, end of period                      $10.07             $10.19          $10.43           $9.92           $9.85
-----------------------------------------------     ------             ------          ------          ------          ------
Total return (%)(+)&                                  3.33               2.27           10.59            7.47           12.63

-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                              YEAR ENDED 4/30
                                               ------------------------------------------------------------------------------
CLASS A (CONTINUED)                                   2005               2004            2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            0.70               0.74            0.75            0.41            0.03
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           3.59               3.26            3.48            5.62            7.02
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      34                 40              79              75             133
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $64,090            $49,065         $36,151          $1,391            $235
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser and the distributor contractually waived a portion of their fees for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                         $0.32              $0.30           $0.28          $(0.29)          $0.28
--------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            1.10               1.16            1.41            9.37            4.13
--------------------------------------------------------------------------------------------
Net investment income (loss)                          3.19               2.84            2.82           (3.34)           2.92
--------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        YEAR ENDED 4/30                          PERIOD
                                                     ------------------------------------------------             ENDED
CLASS B                                                     2005               2004              2003           4/30/02*
Net asset value, beginning of period                      $10.19             $10.43             $9.92            $10.03
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                 $0.28              $0.25             $0.27             $0.07
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                           (0.03)             (0.10)             0.67             (0.10)
-----------------------------------------------------     ------             ------            ------            ------
Total from investment operations                           $0.25              $0.15             $0.94            $(0.03)
-----------------------------------------------------     ------             ------            ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                              $(0.37)            $(0.38)           $(0.42)           $(0.08)
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                       --              (0.01)            (0.01)               --
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(0.37)            $(0.39)           $(0.43)           $(0.08)
-----------------------------------------------------     ------             ------            ------            ------
Redemption fees added to paid-in capital#                  $0.00+++             $--               $--               $--
-----------------------------------------------------     ------             ------            ------            ------
Net asset value, end of period                            $10.07             $10.19            $10.43             $9.92
-----------------------------------------------------     ------             ------            ------            ------
Total return (%)&                                           2.45               1.41              9.66             (0.27)++^
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                     YEAR ENDED 4/30                             PERIOD
                                                     ------------------------------------------------             ENDED
CLASS B (CONTINUED)                                         2005               2004              2003           4/30/02*
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  1.55               1.59              1.60              1.61+
------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                 2.75               2.40              2.63              4.49+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            34                 40                79                75
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $13,029            $13,927           $15,603              $234
------------------------------------------------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of
    September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                               $0.26              $0.23             $0.22            $(0.07)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  1.75               1.81              2.06             10.47+
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                2.55               2.18              2.17             (4.37)+
------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.52%.
     * For the period from the inception of Class B shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The total return previously reported as 0.13% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     YEAR ENDED 4/30                             PERIOD
                                                     ------------------------------------------------             ENDED
CLASS C                                                     2005               2004              2003           4/30/02*
Net asset value, beginning of period                      $10.20             $10.43             $9.92            $10.03
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                 $0.28              $0.25             $0.26             $0.07
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                           (0.03)             (0.09)             0.68             (0.10)
-----------------------------------------------------     ------             ------            ------            ------
Total from investment operations                           $0.25              $0.16             $0.94            $(0.03)
-----------------------------------------------------     ------             ------            ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                              $(0.37)            $(0.38)           $(0.42)           $(0.08)
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                       --              (0.01)            (0.01)               --
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(0.37)            $(0.39)           $(0.43)           $(0.08)
-----------------------------------------------------     ------             ------            ------            ------
Redemption fees added to paid-in capital#                  $0.00+++             $--               $--               $--
-----------------------------------------------------     ------             ------            ------            ------
Net asset value, end of period                            $10.08             $10.20            $10.43             $9.92
-----------------------------------------------------     ------             ------            ------            ------
Total return (%)&                                           2.46               1.51              9.63             (0.27)++^
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                     YEAR ENDED 4/30
                                                                                                                 PERIOD
                                                     ------------------------------------------------             ENDED
CLASS C (CONTINUED)                                         2005               2004              2003           4/30/02*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  1.55               1.59              1.60              1.61+
------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                 2.78               2.40              2.60              4.35+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            34                 40                79                75
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $5,435             $6,553            $4,671               $13
------------------------------------------------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of
    September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                               $0.26              $0.23             $0.21            $(0.07)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  1.75               1.81              2.06             10.47+
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                2.58               2.18              2.14             (4.51)+
-----------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.51%.

     * For the period from the inception of Class C shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The total return previously reported as 0.13% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEAR ENDED 4/30
                                                -----------------------------------------------------------------------------
CLASS I                                              2005                2004            2003            2002            2001
Net asset value, beginning of period               $10.19              $10.42           $9.92           $9.84           $9.38
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                          $0.38               $0.35           $0.34           $0.59           $0.68
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.03)              (0.09)           0.69            0.14            0.46
----------------------------------------------     ------              ------          ------          ------          ------
Total from investment operations                    $0.35               $0.26           $1.03           $0.73           $1.14
----------------------------------------------     ------              ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                       $(0.47)             $(0.48)         $(0.52)         $(0.65)         $(0.68)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                --               (0.01)          (0.01)             --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                    $(0.47)             $(0.49)         $(0.53)         $(0.65)         $(0.68)
----------------------------------------------     ------              ------          ------          ------          ------
Redemption fees added to
paid-in capital#                                    $0.00+++              $--             $--             $--             $--
----------------------------------------------     ------              ------          ------          ------          ------
Net asset value, end of period                     $10.07              $10.19          $10.42           $9.92           $9.84
----------------------------------------------     ------              ------          ------          ------          ------
Total return (%)&                                    3.48                2.52           10.65            7.60           12.52
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEAR ENDED 4/30
                                                -----------------------------------------------------------------------------
CLASS I (CONTINUED)                                  2005                2004            2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           0.55                0.59            0.60            0.13            0.03
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          3.73                3.42            3.58            5.90            6.96
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     34                  40              79              75             133
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $236,598            $165,586         $47,031            $980            $915
------------------------------------------------------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of
    September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                        $0.36               $0.33           $0.30          $(0.30)          $0.28
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           0.75                0.81            1.06            8.99            4.13
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.53                3.20            3.12           (2.96)           2.86
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended April 30, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated
       to reflect this change.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued

                                                                      YEAR ENDED 4/30                    PERIOD
                                                               ------------------------------             ENDED
CLASS R (FORMERLY CLASS R1)                                           2005               2004           4/30/03*

Net asset value, beginning of period                                $10.19             $10.43            $10.35^
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.32              $0.31             $0.10
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments             (0.02)             (0.11)             0.13###
---------------------------------------------------------------     ------             ------            ------
Total from investment operations                                     $0.30              $0.20             $0.23
---------------------------------------------------------------     ------             ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                        $(0.42)            $(0.43)           $(0.15)
----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                 --              (0.01)               --
---------------------------------------------------------------     ------             ------            ------
Total distributions declared to shareholders                        $(0.42)            $(0.44)           $(0.15)
---------------------------------------------------------------     ------             ------            ------
Redemption fees added to paid-in capital#                            $0.00+++             $--               $--
---------------------------------------------------------------     ------             ------            ------
Net asset value, end of period                                      $10.07             $10.19            $10.43
---------------------------------------------------------------     ------             ------            ------
Total return (%)&                                                     2.97               1.92              2.26++^
----------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                      YEAR ENDED 4/30                    PERIOD
                                                               ------------------------------             ENDED
CLASS R (FORMERLY CLASS R1) (CONTINUED)                               2005               2004           4/30/03*
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.05               1.09              1.10+
----------------------------------------------------------------------------------------------------------------
Net investment income                                                 3.24               2.96              3.06+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      34                 40                79
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $301               $325               $48
----------------------------------------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement.
    This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                $0.30              $0.29             $0.09
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.25               1.31              1.56+
----------------------------------------------------------------------------------------------------------------
Net investment income                                                 3.04               2.74              2.60+
----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R shares, December 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^ The net asset value and total return previously reported as $10.34 and 2.36%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                       PERIOD
                                                                        ENDED
CLASS R1                                                              4/30/05*

Net asset value, beginning of period                                   $10.00
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.02
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 0.08###
------------------------------------------------------------------     ------
Total from investment operations                                        $0.10
------------------------------------------------------------------     ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.03)
------------------------------------------------------------------     ------
Redemption fees added to paid-in capital#                               $0.00+++
------------------------------------------------------------------     ------
Net asset value, end of period                                         $10.07
------------------------------------------------------------------     ------
Total return (%)&                                                        0.97++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.83+
------------------------------------------------------------------------------
Net investment income                                                    2.52+
------------------------------------------------------------------------------
Portfolio turnover                                                         34
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $51
------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.02
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               2.03+
------------------------------------------------------------------------------
Net investment income                                                    2.32+
------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, April 1, 2005, through April 30, 2005.

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                       PERIOD
                                                                        ENDED
CLASS R2                                                              4/30/05*

Net asset value, beginning of period                                   $10.00
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.02
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 0.08###
------------------------------------------------------------------     ------
Total from investment operations                                        $0.10
------------------------------------------------------------------     ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.03)
------------------------------------------------------------------     ------
Redemption fees added to paid-in capital#                               $0.00+++
------------------------------------------------------------------     ------
Net asset value, end of period                                         $10.07
------------------------------------------------------------------     ------
Total return (%)&                                                        1.00++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.53+
------------------------------------------------------------------------------
Net investment income                                                    2.81+
------------------------------------------------------------------------------
Portfolio turnover                                                         34
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $51
------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.02
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.73+
------------------------------------------------------------------------------
Net investment income                                                    2.61+
------------------------------------------------------------------------------

  * For the period from the inception of Class R2 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                             YEAR               PERIOD
                                                                            ENDED                ENDED
CLASS R3 (FORMERLY CLASS R2)                                              4/30/05              4/30/04*
Net asset value, beginning of period                                       $10.19               $10.29^
--------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                  $0.30                $0.14
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                    (0.03)               (0.03)###
----------------------------------------------------------------------     ------               ------
Total from investment operations                                            $0.27                $0.11
----------------------------------------------------------------------     ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $(0.39)              $(0.20)
--------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                        --                (0.01)
----------------------------------------------------------------------     ------               ------
Total distributions declared to shareholders                               $(0.39)              $(0.21)
----------------------------------------------------------------------     ------               ------
Redemption fees added to paid-in capital#                                   $0.00+++               $--
----------------------------------------------------------------------     ------               ------
Net asset value, end of period                                             $10.07               $10.19
----------------------------------------------------------------------     ------               ------
Total return (%)&                                                            2.71                 1.05++^
--------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                             YEAR               PERIOD
                                                                            ENDED                ENDED
CLASS R3 (FORMERLY CLASS R2) (CONTINUED)                                  4/30/05              4/30/04*
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                   1.30                 1.32+
--------------------------------------------------------------------------------------------------------
Net investment income                                                        2.99                 2.71+
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             34                   40
--------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                     $42                  $40
--------------------------------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed
    0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of
    September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                       $0.28                $0.13
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.50                 1.54+
--------------------------------------------------------------------------------------------------------
Net investment income                                                        2.79                 2.49+
--------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R3 shares, October 31, 2003, through April 30, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^ The net asset value and total return previously reported as $10.30 and 0.95%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                       PERIOD
                                                                        ENDED
CLASS R4                                                              4/30/05*

Net asset value, beginning of period                                   $10.00
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.03
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 0.07###
------------------------------------------------------------------     ------
Total from investment operations                                        $0.10
------------------------------------------------------------------     ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.03)
------------------------------------------------------------------     ------
Redemption fees added to paid-in capital#                               $0.00+++
------------------------------------------------------------------     ------
Net asset value, end of period                                         $10.07
------------------------------------------------------------------     ------
Total return (%)&                                                        1.04++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.02+
------------------------------------------------------------------------------
Net investment income                                                    3.32+
------------------------------------------------------------------------------
Portfolio turnover                                                         34
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $51
------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.03
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.22+
------------------------------------------------------------------------------
Net investment income                                                    3.12+
------------------------------------------------------------------------------

  * For the period from the inception of Class R4 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                       PERIOD
                                                                        ENDED
CLASS R5                                                              4/30/05*

Net asset value, beginning of period                                   $10.00
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.03
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 0.08###
------------------------------------------------------------------     ------
Total from investment operations                                        $0.11
------------------------------------------------------------------     ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.04)
------------------------------------------------------------------     ------
Redemption fees added to paid-in capital#                               $0.00+++
------------------------------------------------------------------     ------
Net asset value, end of period                                         $10.07
------------------------------------------------------------------     ------
Total return (%)&                                                        1.06++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                               0.73+
------------------------------------------------------------------------------
Net investment income                                                    3.63+
------------------------------------------------------------------------------
Portfolio turnover                                                         34
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $51
------------------------------------------------------------------------------

(S) MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.03
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               0.93+
------------------------------------------------------------------------------
Net investment income                                                    3.43+
------------------------------------------------------------------------------

  * For the period from the inception of Class R5 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Investment Grade Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in securities prices. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund. The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for straddle loss deferrals, wash sales, derivatives, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                               4/30/05       4/30/04
          Distributions declared from:
          ----------------------------------------------------------
            Ordinary income                $12,442,830    $7,767,514
          ----------------------------------------------------------

During the year ended April 30, 2005, accumulated distributions in excess of net investment income decreased by $2,190,328 and accumulated net realized loss on investments increased by $2,190,328 due to differences between book and tax accounting for amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                     $637,454
          ----------------------------------------------------------
          Capital loss carryforward                       (1,572,800)
          ----------------------------------------------------------
          Post-October capital loss deferral                (427,516)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)          (4,046,930)
          ----------------------------------------------------------
          Other temporary differences                     (1,156,351)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2012, $(108,693) and April 30, 2013, $(1,464,107).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses do not exceed 0.25% of the fund's average daily net assets annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess is applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At April 30, 2005, aggregate unreimbursed expenses amounted to $60,531. Under a previous agreement that expired on September 1, 2004 the fund reimbursed MFS $48,615 and will not be required to reimburse MFS for the remaining $13,457.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the year ended April 30, 2005, the fund paid MFS $23,708, equivalent to 0.00856% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $12,327 for the year ended April 30, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), and Class R4 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                       CLASS A    CLASS B    CLASS C   CLASS R

Distribution Fee                         0.10%      0.75%      0.75%     0.25%
------------------------------------------------------------------------------
Service Fee                              0.25%      0.25%      0.25%     0.25%
------------------------------------------------------------------------------
Total Distribution Plan                  0.35%      1.00%      1.00%     0.50%
------------------------------------------------------------------------------

                                      CLASS R1   CLASS R2   CLASS R3  CLASS R4

Distribution Fee                         0.50%      0.25%      0.25%     0.00%
------------------------------------------------------------------------------
Service Fee                              0.25%      0.25%      0.25%     0.25%
------------------------------------------------------------------------------
Total Distribution Plan                  0.75%      0.50%      0.50%     0.25%
------------------------------------------------------------------------------
MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended April 30, 2005 amounted to:

                              CLASS A   CLASS B   CLASS C    CLASS R    CLASS R3

Service Fee Retained by MFD    $1,967      $138        $9       $105        $204
--------------------------------------------------------------------------------
The Class A distribution fee and 0.10% of the Class A service fee are currently being waived on a contractual basis. Fees incurred under the distribution plan during the year ended April 30, 2005 were as follows:

                                     CLASS A     CLASS B     CLASS C     CLASS R

Effective Annual Percentage Rates      0.15%       1.00%       1.00%       0.50%
--------------------------------------------------------------------------------

                                    CLASS R1    CLASS R2    CLASS R3    CLASS R4

Effective Annual Percentage Rates      0.75%       0.50%       0.50%       0.25%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2005 were as follows:

                                                 CLASS A     CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed         $1,362     $41,373     $1,733
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended April 30, 2005, the fund paid MFSC a fee of $266,006 for shareholder services which equated to 0.0961% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $55,402, and other costs paid by the fund directly to unaffiliated vendors for the year ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES

U.S. government securities                         $62,275,152     $36,645,592
------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $106,465,878     $53,957,094
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $321,373,742
          ----------------------------------------------------------
          Gross unrealized appreciation                   $1,917,625
          ----------------------------------------------------------
          Gross unrealized depreciation                   (5,964,555)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(4,046,930)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 4/30/05               Year ended 4/30/04
                                           SHARES          AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                                2,901,302      $29,492,343        2,520,976       $26,156,263
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 81,698          828,920           52,268           542,135
---------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,432,852)     (14,550,714)      (1,225,867)      (12,688,264)
---------------------------------------------------------------------------------------------------------
Net change                                 1,550,148      $15,770,549        1,347,377       $14,010,134
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  355,734       $3,611,367          686,945        $7,142,346
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 42,300          429,626           45,378           471,026
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (470,736)      (4,773,451)        (862,074)       (8,913,393)
---------------------------------------------------------------------------------------------------------
Net change                                   (72,702)       $(732,458)        (129,751)      $(1,300,021)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  186,213       $1,915,773          426,501        $4,438,052
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 17,242          149,830           15,270           158,421
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (306,862)      (3,101,654)        (246,879)       (2,562,443)
---------------------------------------------------------------------------------------------------------
Net change                                  (103,407)     $(1,036,051)         194,892        $2,034,030
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                7,006,028      $71,160,419       11,425,967      $118,577,853
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                967,436        9,812,716          439,744         4,556,888
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (722,318)      (7,335,421)        (122,226)       (1,252,980)
---------------------------------------------------------------------------------------------------------
Net change                                 7,251,146      $73,637,714       11,743,485      $121,881,761
---------------------------------------------------------------------------------------------------------

CLASS R SHARES (FORMERLY CLASS R1)

Shares sold                                   30,131         $305,483           26,850          $275,975
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  1,365           13,841              772             8,002
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (33,526)        (339,831)            (278)           (2,853)
---------------------------------------------------------------------------------------------------------
Net change                                    (2,030)        $(20,507)          27,344          $281,124
---------------------------------------------------------------------------------------------------------

                                            Period ended 4/30/05*
                                           SHARES          AMOUNT
CLASS R1 SHARES

Shares sold                                    5,000          $50,000
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     14              136
----------------------------------------------------------------------
Net change                                     5,014          $50,136
----------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                    5,000          $50,000
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     15              149
----------------------------------------------------------------------
Net change                                     5,015          $50,149
----------------------------------------------------------------------

                                              Year ended 4/30/05             Period ended 4/30/04**
                                           SHARES          AMOUNT           SHARES            AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)

Shares sold                                       --              $--            3,889           $40,020
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    169            1,713               67               693
---------------------------------------------------------------------------------------------------------
Net change                                       169           $1,713            3,956           $40,713
---------------------------------------------------------------------------------------------------------

                                            Period ended 4/30/05*
                                           SHARES          AMOUNT
CLASS R4 SHARES

Shares sold                                    5,000          $50,000
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     17              170
----------------------------------------------------------------------
Net change                                     5,017          $50,170
----------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                    5,000          $50,000
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     18              182
----------------------------------------------------------------------
Net change                                     5,018          $50,182
----------------------------------------------------------------------

 * For the period from the inception of Class R1, R2, R4, and R5 shares, April 1, 2005, through April
   30, 2005.
** For the period from the inception of Class R3 shares, October 31, 2003, through April 30, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 48.0% and 25.6% respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2005 was $1,596, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
                                                                  UNREALIZED
                                                                  APPRECIATION
DESCRIPTION                   EXPIRATION   CONTRACTS   POSITION  (DEPRECIATION)

U.S. Treasury Notes 5 Year     June 2005          30      Short       $(19,853)
-------------------------------------------------------------------------------

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain -MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and the Shareholders of MFS Intermediate Investment Grade Bond Fund:

We have audited the accompanying statement of assets and liabilities of MFS Intermediate Investment Grade Bond Fund (a portfolio of MFS Series Trust IX "the Trust"), including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Intermediate Investment Grade Bond Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2005

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Intermediate Investment Grade Bond Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                  $2,730,503,846.09    $29,606,896.23
------------------------------------------------------------------------------
David H. Gunning                         2,732,779,808.99     27,330,933.33
------------------------------------------------------------------------------
William R. Gutow                         2,732,004,448.13     28,106,294.19
------------------------------------------------------------------------------
Michael Hegarty                          2,732,854,178.68     27,256,563.64
------------------------------------------------------------------------------
J. Atwood Ives                           2,731,386,034.44     28,724,707.88
------------------------------------------------------------------------------
Amy B. Lane                              2,732,746,203.25     27,364,539.07
------------------------------------------------------------------------------
Robert J. Manning                        2,732,862,629.97     27,248,112.35
------------------------------------------------------------------------------
Lawrence T. Perera                       2,731,328,573.27     28,782,169.05
------------------------------------------------------------------------------
Robert C. Pozen                          2,733,205,508.07     26,905,234.25
------------------------------------------------------------------------------
J. Dale Sherratt                         2,731,785,991.67     28,324,750.65
------------------------------------------------------------------------------
Laurie J. Thomsen                        2,732,468,497.82     27,642,244.50
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of June 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------      ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Maria F. Dwyer(3)               Treasurer          May 2005            Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DISTRIBUTOR                                            Deloitte & Touche LLP
MFS Fund Distributors, Inc.                            200 Berkeley Street, Boston, MA 02116
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
James J. Calmas

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              IBF-ANN-06/05 7M

MFS(R) RESEARCH BOND FUND J                                             4/30/05

ANNUAL REPORT
-------------------------------------------------------------------------------


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                  ANNUAL REPORT

                                  LETTER FROM THE CEO                        1
                                  --------------------------------------------
                                  PORTFOLIO COMPOSITION                      2
                                  --------------------------------------------
                                  MANAGEMENT REVIEW                          3
                                  --------------------------------------------
                                  PERFORMANCE SUMMARY                        5
                                  --------------------------------------------
                                  EXPENSE TABLE                              8
                                  --------------------------------------------
                                  PORTFOLIO OF INVESTMENTS                   9
                                  --------------------------------------------
                                  FINANCIAL STATEMENTS                      17
                                  --------------------------------------------
                                  NOTES TO FINANCIAL STATEMENTS             21
                                  --------------------------------------------
                                  REPORT OF INDEPENDENT REGISTERED
                                  PUBLIC ACCOUNTING FIRM                    28
                                  --------------------------------------------
                                  RESULTS OF SHAREHOLDER MEETING            29
                                  --------------------------------------------
                                  TRUSTEES AND OFFICERS                     30
                                  --------------------------------------------
                                  PROXY VOTING POLICIES AND INFORMATION     32
                                  --------------------------------------------
                                  QUARTERLY PORTFOLIO DISCLOSURE            32
                                  --------------------------------------------
                                  FEDERAL TAX INFORMATION                   32
                                  --------------------------------------------
                                  CONTACT INFORMATION               BACK COVER
                                  --------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      98.4%
              Cash & Other Net Assets                     1.6%

              BOND MARKET SECTORS*

              Asset Backed Securities                     4.7%
              ------------------------------------------------
              U.S. Government Agencies                    5.8%
              ------------------------------------------------
              Cash & Other Net Assets                     1.6%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       7.2%
              ------------------------------------------------
              High Grade Corporates                      23.8%
              ------------------------------------------------
              Emerging Market Bonds                       1.8%
              ------------------------------------------------
              U.S. Treasuries                            39.3%
              ------------------------------------------------
              High Yield Corporates                       3.6%
              ------------------------------------------------
              Mortgage-Backed Securities                 10.7%
              ------------------------------------------------
              Municipal Bonds                             1.2%
              ------------------------------------------------
              Residential Mortgage Backed Securities      0.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.4
              ------------------------------------------------
              Average Life                              7 yrs.
              ------------------------------------------------
              Average Maturity***                    11.5 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        67.6%
              ------------------------------------------------
              AA                                          5.3%
              ------------------------------------------------
              A                                           6.9%
              ------------------------------------------------
              BBB                                        12.4%
              ------------------------------------------------
              BB                                          6.1%
              ------------------------------------------------
              B                                           1.7%
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended April 30, 2005, Class B shares of the MFS Research Bond Fund J provided a total return of 4.51%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers Aggregate Bond Index, returned 5.26%. The fund's investment objective is total return (high current income and long-term growth of capital). The fund invests, under normal market conditions, at least 80% of its net assets in fixed income securities. These securities include, U.S. investment grade corporate fixed income securities, U.S. Government securities, U.S. high yield fixed income securities, foreign fixed income securities, mortgage-backed and asset-backed securities.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a flattening of the yield curve during the 12-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate seven times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, it appears that several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

DETRACTORS FROM PERFORMANCE

The fund's overweighted position in Treasuries detracted from relative results in comparison to the Lehman Brothers Aggregate Bond Index. The Treasury sector within the fund had a larger concentration of bonds with maturities less than five years, shorter maturity bonds had greater price sensitivity than longer maturity bonds in a period of increasing interest rates. The fund's underweighted position in mortgages also detracted from performance. Over the period, mortgages outperformed Treasuries by a significant amount. Additionally, exposure to "BBB" and "BB" bonds detracted from performance as spreads on these issues widened. Automotive related issues in this quality class were hard hit, as this asset class underperformed treasuries by over 500 basis points.

CONTRIBUTORS TO PERFORMANCE

The fund's slightly shorter duration and positioning on the yield curve aided results relative to the benchmark. The fund also generated a higher yield than that of our benchmark. Corporate bonds in the banking and electric utility sector boosted performance as did our holdings of TIPS (Treasury Inflation Protected Securities).

    Respectfully,

/s/ Michael W. Roberge

    Michael W. Roberge
    Chief Fixed Income Officer

A team of MFS Fixed Income Research Analysts has managed the fund since its inception. Michael W. Roberge, Chief Fixed Income Officer of MFS, monitors the overall investment process.

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include any applicable contingent deferred sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

PLEASE CALL 0120-23-3028 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencment of the fund's investment operations, October 17, 2002, through April 30, 2005.
Index information is from November 1, 2002.)

                          MFS Research       Lehman Brothers
                         Bond Fund J --      Aggregate Bond
                             Class B              Index

          10/02             $10,000             $10,000
           4/03              10,808              10,431
           4/04              11,034              10,621
           4/05              11,232              11,180

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                        Class
   Share class      inception date             1-yr               Life*
--------------------------------------------------------------------------
        B              10/17/02                  4.51%               5.78%
--------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
--------------------------------------------------------------------------
Average A-rated corporate debt
fund+                                            4.86%               5.15%
--------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index#                                           5.26%               4.56%
--------------------------------------------------------------------------

----------------------
Average annual with
sales charge
----------------------

   Share class                                 1-yr               Life*
--------------------------------------------------------------------------
        B                                        0.61%               4.69%
--------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

--------------------------------------------------------------------------
        B                                        4.51%              15.32%
--------------------------------------------------------------------------


* For the period from the commencement of the fund's investment operations, October 17, 2002, through April 30, 2005.
  Index information is from November 1, 2002.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class B Share results including sales charge takes into account the deduction of the applicable contingent deferred sales charge, which declines over six years from 4% to 0%.

Prior to December 22, 2003, the Research Bond Fund J ("the fund") was a "fund of funds" and invested substantially in the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund.

Performance results prior to December 22, 2003, reflect the fund's performance as a "fund of funds".

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Therefore, the average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Because the portfolio may invest a higher percentage of its assets in a small number of issuers, the portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
NOVEMBER 1, 2004, THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    11/01/04-
                            Ratio      11/01/04         4/30/05        4/30/05
-------------------------------------------------------------------------------
           Actual           1.58%       $1,000          $1,005          $7.85
    A      --------------------------------------------------------------------
           Hypothetical*    1.58%       $1,000          $1,017          $7.90
-------------------------------------------------------------------------------
 * 5% fund return per year before expenses.
** Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/05
--------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Bonds - 97.0%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT          $ VALUE
--------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.2%
--------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                             $    310,000     $    295,275
--------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                            30,000           37,734
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    333,009
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
--------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                               $    361,115     $    334,902
--------------------------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 12.1%
--------------------------------------------------------------------------------------------------------------------
ARCap, Inc., 6.1%, 2045##                                                              $    138,945     $    127,676
--------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                                         806,000          794,281
--------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                        85,740           86,313
--------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                       339,000          338,682
--------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                           212,537          211,700
--------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2034                                           36,013           35,927
--------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                             142,000          147,726
--------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                         102,745          102,473
--------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                    245,761          223,028
--------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2031                                27,484           28,325
--------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                        401,050          408,679
--------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                   165,699          163,395
--------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                     39,674           39,588
--------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                   100,359          100,077
--------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                            483,000          508,301
--------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                 111,041          111,603
--------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                 607,000          596,047
--------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                     179,000          190,188
--------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                           182,000          190,688
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., FRN, 0.7075%, 2036^^                3,947,257          139,791
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2040                           610,000          657,414
--------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                     353,884          371,311
--------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                       415,000          388,325
--------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                  586,000          571,184
--------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                      141,000          138,983
--------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                   267,190          283,067
--------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.066%, 2023##^^                                            165,863           21,117
--------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.8089%, 2025^^                                           2,579,926          450,326
--------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                            194,000          215,988
--------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 1.2077%, 2043##^^               6,255,926          284,447
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.7035%, 2035^^                         7,023,962          149,300
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                          582,639          610,579
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                          442,897          463,744
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                      202,000          234,452
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                          3,109            3,133
--------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                               400,000          413,768
--------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042                               400,000          397,266
--------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                     303,000          302,668
--------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                 67,833           67,708
--------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                   506,000          501,626
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3842%, 2041                  400,000          412,174
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                   499,125          503,877
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.7428%, 2035^^                   8,030,867          172,210
--------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                             632,000          618,016
--------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                       313              314
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                         143,166          149,676
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2029                                                 293,000          302,900
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                 507,000          533,369
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                500,000          527,049
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 7.5423%, 2030                                          160,000          172,052
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.1752%, 2031##^^                                    5,501,678          172,341
--------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2030                                                102,791          108,303
--------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 1.0131%, 2031^^                                      4,589,787           93,598
--------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                          367,980          395,810
--------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.7845%, 2030^^                                           2,260,281           46,380
--------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                                       6,573            6,608
--------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007                                                         696,000          696,652
--------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                   242,364          243,283
--------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027                                      515,058          513,644
--------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                               185,000          184,220
--------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                                       282,000          277,048
--------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                                       303,000          301,564
--------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                         256,000          247,657
--------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                  251,431          262,748
--------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                   319,000          317,672
--------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                             17,101           17,069
--------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                  399,362          406,006
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 18,753,134
--------------------------------------------------------------------------------------------------------------------
Automotive - 1.7%
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                      $    514,000     $    464,557
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                         500,000          481,198
--------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                                               364,000          350,765
--------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                                               949,000          884,577
--------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                          645,000          490,961
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  2,672,058
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.8%
--------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, FRN, 8.963% to 2030, 6.035% to 2049                    $    389,000     $    549,472
--------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., FRN, 5.875%, 2014##                                         530,000          530,000
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                         1,127,000        1,282,093
--------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, FRN, 6.86%, 2032##                                                       255,000          293,281
--------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., FRN, 5.506% to 2015, 5.70% to 2049##                       523,000          499,956
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                               465,000          489,968
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                   488,000          491,222
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                          303,000          305,358
--------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., FRN, 7.657% to 2011, 6.41% to 2049##                             338,000          385,463
--------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, FRN, 6.071% to 2014, 5.11% to 2049##                               554,000          586,560
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                       544,000          549,002
--------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                  428,000          440,840
--------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                 342,000          353,806
--------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, FRN, 8.44% to 2008, 6.571% to 2049##                                  195,000          217,592
--------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                    356,000          355,862
--------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, FRN, 6.425% to 2034, 5.1525% to 2049                                  309,000          333,570
--------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, FRN, 7.64% to 2007, 3.434% to 2049##                                323,000          346,949
--------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                          720,000          793,642
--------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, FRN, 9.2% to 2010, 6.56% to 2049##                    258,000          311,508
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                248,000          247,719
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                487,000          558,004
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., FRN, 7.8%, 2010                                                           51,000           51,250
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                              524,000          573,108
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 10,546,225
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.9%
--------------------------------------------------------------------------------------------------------------------
Comcast Holdings Corp., 6.5%, 2015                                                     $    216,000     $    237,794
--------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                              548,000          484,980
--------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                 5,000            5,649
--------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                        181,000          230,613
--------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                              327,000          425,476
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,384,512
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                  $    523,000     $    548,311
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                 404,000          437,800
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                      300,000          309,832
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                424,000          464,322
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                      188,000          192,117
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                     282,000          272,566
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  2,224,948
--------------------------------------------------------------------------------------------------------------------
Building - 0.3%
--------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                             $    323,000     $    346,707
--------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                  100,000          112,429
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    459,136
--------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                          $    235,000     $    259,675
--------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                    237,000          261,292
--------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                            275,000          278,094
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    799,061
--------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.7%
--------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                           $    645,000     $    717,483
--------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                  339,000          372,174
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,089,657
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.1%
--------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                             $     10,000     $     13,064
--------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                       290,000          288,550
--------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                  215,000          238,774
--------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                               697,000          640,483
--------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                            101,000          101,658
--------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                            202,000          201,751
--------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                             197,000          220,430
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,704,710
--------------------------------------------------------------------------------------------------------------------
Entertainment - 0.5%
--------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                                         $    289,000     $    291,574
--------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                              101,000          122,367
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                155,000          158,997
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                               178,000          194,133
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    767,071
--------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
--------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                                            $    231,000     $    232,156
--------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                     224,000          235,401
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    467,557
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.7%
--------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013##                                                  $    574,000     $    578,066
--------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                    150,000          153,215
--------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                              351,000          381,270
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,112,551
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
--------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                                     $    330,000     $    324,637
--------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                             170,000          187,583
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    512,220
--------------------------------------------------------------------------------------------------------------------
Insurance - 1.1%
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                        $    483,000     $    458,606
--------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.75%, 2014                                                       434,000          457,801
--------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                      490,000          495,445
--------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                      247,000          263,018
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,674,870
--------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
--------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                                                $    627,000     $    626,593
--------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                      428,000          435,736
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,062,329
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
--------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                        $    434,000     $    521,224
--------------------------------------------------------------------------------------------------------------------

Mortgage Backed - 10.7%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                               $     94,702     $     96,609
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.81%, 2013                                                                      89,083           84,944
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.78%, 2013                                                                     171,563          180,440
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                                    344,426          345,279
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014                                                                     187,135          186,540
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2014                                                                     187,349          189,768
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                     134,669          134,749
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                     179,753          181,848
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                     239,838          237,664
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                    161,078          160,845
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                      185,814          185,988
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                     129,876          131,742
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                    512,151          519,833
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                                        106,051          107,032
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2035                                                             6,658,895        6,781,430
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                    1,008,324          999,832
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2031                                                                       20,113           21,549
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                                               731,518          761,580
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                                        249,210          256,128
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                                              1,845,106        1,865,989
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019                                                                     412,715          422,926
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                     2,126,187        2,184,197
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                        528,217          545,238
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 16,582,150
--------------------------------------------------------------------------------------------------------------------
Municipals - 1.2%
--------------------------------------------------------------------------------------------------------------------
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev.,
"D", 5%, 2037                                                                          $  1,775,000     $  1,855,195
--------------------------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 1.8%
--------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                       $    784,000     $    923,358
--------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                              375,000          399,928
--------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.65%, 2034                                               496,000          519,781
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                               320,000          395,227
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                                             244,000          266,585
--------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                 333,000          337,190
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  2,842,069
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
--------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                      $    263,000     $    272,370
--------------------------------------------------------------------------------------------------------------------

Precious Metals & Minerals - 0.2%
--------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                     $    334,000     $    313,960
--------------------------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.4%
--------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                       $    175,000     $    190,969
--------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                           343,000          368,306
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    559,275
--------------------------------------------------------------------------------------------------------------------
Real Estate - 1.3%
--------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                      $    288,000     $    280,935
--------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                462,000          494,954
--------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                          452,000          483,220
--------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                150,000          161,052
--------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                       345,000          360,525
--------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                          200,000          205,657
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,986,343
--------------------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
--------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                        $    227,000     $    274,122
--------------------------------------------------------------------------------------------------------------------

Retailers - 0.4%
--------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                          $    310,000     $    317,750
--------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                          262,000          290,820
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    608,570
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
--------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                              $    187,000     $    255,022
--------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                           233,000          253,997
--------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                     499,000          511,475
--------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                          325,000          362,402
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  1,382,896
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.7%
--------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                  $    381,000     $    381,952
--------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                    651,000          872,346
--------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 6.15%, 2034                                                       473,000          490,784
--------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                        104,000          106,628
--------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                        719,000          818,611
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  2,670,321
--------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
--------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                      $    375,000     $    390,000
--------------------------------------------------------------------------------------------------------------------

Transportation - Services - 0.5%
--------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                               $     83,000     $    106,984
--------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                            226,000          227,130
--------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                               380,000          437,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $    771,114
--------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 5.7%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                   $  1,335,000     $  1,409,218
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                  1,208,000        1,328,701
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                       1,260,000        1,252,963
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                   15,436           16,397
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                   22,899           24,302
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                   22,271           23,701
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                  118,560          122,024
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                   79,377           83,674
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                  508,349          495,898
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                  659,817          665,691
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                  664,437          667,215
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                  621,733          625,326
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                  587,149          570,064
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                  590,563          610,596
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                  600,505          611,043
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                  303,367          303,222
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  8,810,035
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 38.6%
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2005                                                         $  9,021,000     $  9,050,950
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.375%, 2006                                                         5,060,000        5,301,731
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                             5,000            6,906
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 - 2030                                                   1,053,000        1,281,708
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                         2,496,000        2,819,115
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005 - 2010                                                   11,247,000       12,486,785
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                                            548,000          548,685
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2006 - 2014                                                      2,876,580        2,973,924
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                             4,264,000        4,439,059
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                             293,000          292,805
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                        13,704,000       14,440,590
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                             619,000          648,258
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                          3,160,000        3,170,368
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                                             2,334,000        2,296,164
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 59,757,048
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.2%
--------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                $    285,000     $    303,525
--------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                658,000          803,062
--------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                          537,000          606,002
--------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                      652,000          725,361
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                             617,000          727,159
--------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                               150,000          158,006
--------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                355,000          358,550
--------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                     893,000          881,419
--------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                   346,000          341,991
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  4,905,075
--------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $150,698,945)                                                             $150,399,717
--------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 1.5%
--------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05, at Amortized Cost<                 $  2,273,000     $  2,272,814
--------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05, total to be received $1,000.25
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                               $      1,000     $      1,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $152,972,759)                                                       $152,673,531
--------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                                      2,330,201
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $155,003,732
--------------------------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 < The rate shown represents an annualized yield at time of purchase.
FRN = Floating Rate Note.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/05

ASSETS

Investments, at value (identified cost, $152,972,759)                                 $152,673,531
---------------------------------------------------------------------------------------------------------------------------
Cash                                                                                            13
---------------------------------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts                                     705
---------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                          2,065,479
---------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                          1,758,512
---------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                      2,271,780
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $158,770,020
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                                     $582,895
---------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        3,008,248
---------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                                          99,083
---------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                             4,258
---------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                1,010
---------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                                               8,537
---------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                           138
---------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                      62,119
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $3,766,288
---------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $155,003,732
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                       $158,268,312
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and translation of assets
and liabilities in foreign currencies                                                     (298,523)
---------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net realized gain (loss) on investments
and foreign currency transactions                                                       (3,244,653)
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                            278,596
---------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $155,003,732
---------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                        15,457,839
---------------------------------------------------------------------------------------------------------------------------
Class B Net asset value and offering price per share                                                                 $10.03
---------------------------------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 4/30/05

NET INVESTMENT INCOME

Interest income                                                                                                    $6,630,207
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                               $721,110
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                          5,229
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                   137,934
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                                                1,442,240
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                             12,212
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                  57,404
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                       41,068
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                  46,056
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     17,030
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                   2,751
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $2,483,034
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                           (3,987)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                                                  (216,865)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $2,262,182
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $4,368,025
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                     $(711,793)
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                  22,662
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                           $(689,131)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                                $2,371,598
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                     6,535
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                         $2,378,133
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                        $1,689,002
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $6,057,027
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                        YEAR ENDED                 YEAR ENDED
                                                                                           4/30/05                    4/30/04
CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                                   $4,368,025                 $8,148,767
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                 (689,131)                 3,779,736
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation               2,378,133                 (7,724,630)
--------------------------------------------------------------------------------     -------------              --------------
Change in net assets from operations                                                    $6,057,027                 $4,203,873
--------------------------------------------------------------------------------     -------------              --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                                             $(6,003,773)               $(8,502,007)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions                 (3,407,866)                  (637,904)
--------------------------------------------------------------------------------     -------------              --------------
Total distributions declared to shareholders                                           $(9,411,639)               $(9,139,911)
--------------------------------------------------------------------------------     -------------              --------------
Change in net assets from fund share transactions                                      $(8,539,098)               $(2,946,209)
--------------------------------------------------------------------------------     -------------              --------------
Total change in net assets                                                            $(11,893,710)               $(7,882,247)
--------------------------------------------------------------------------------     -------------              --------------

NET ASSETS

At beginning of period                                                                $166,897,442               $174,779,689
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$278,596 and accumulated distributions in excess of net investment income of
$52,779, respectively)                                                                $155,003,732               $166,897,442
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                   YEAR ENDED 4/30
                                                                             ----------------------------       PERIOD ENDED
                                                                                  2005               2004            4/30/03*
Net asset value, beginning of period                                            $10.27             $10.56             $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                       $0.31              $0.46              $0.28
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        0.15              (0.24)              0.52
---------------------------------------------------------------------------     ------             ------             ------
Total from investment operations                                                 $0.46              $0.22              $0.80
---------------------------------------------------------------------------     ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                    $(0.43)            $(0.48)            $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions        (0.27)             (0.03)                --
---------------------------------------------------------------------------     ------             ------             ------
Total distributions declared to shareholders                                    $(0.70)            $(0.51)            $(0.24)
---------------------------------------------------------------------------     ------             ------             ------
Net asset value, end of period                                                  $10.03             $10.27             $10.56
---------------------------------------------------------------------------     ------             ------             ------
Total return (%)&                                                                 4.51               2.09               8.08++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                        1.58               1.24               1.05+(1)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             3.04               4.33               4.48+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                 140                179                141(2)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                     $155,004           $166,897           $174,780
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.25% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                            $0.29              $0.42              $0.23
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                        1.73               1.65               1.75+(1)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             2.89               3.92               3.78+
-----------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, October 17, 2002, through April 30, 2003.
(1) Reflects direct fund expenses only.
(2) Portfolio turnover rate reflects that of the Portfolio in which the fund invests.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund J (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class B shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, amortization and accretion on debt securities, and wash sales.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                               4/30/05        4/30/04
         Distributions declared from:
         ------------------------------------------------------------
         Ordinary income                    $7,069,942     $9,012,330
         ------------------------------------------------------------
         Long-term capital gain              2,341,697        127,581
         ------------------------------------------------------------
         Total distributions declared       $9,411,639     $9,139,911
         ------------------------------------------------------------

During the year ended April 30, 2005, accumulated undistributed net investment income increased by $1,967,123 and accumulated distributions in excess of net realized gain (loss) on investments and foreign currency transactions increased by $1,967,123 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, and corporate actions. This change had no effect on the net assets or net asset value per share.

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income             $866,682
              --------------------------------------------------
              Capital loss carryforward               (1,678,843)
              --------------------------------------------------
              Post-October capital loss deferral        (263,104)
              --------------------------------------------------
              Unrealized depreciation                 (1,601,934)
              --------------------------------------------------
              Other temporary differences               (587,381)
              --------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2013, ($1,678,843).

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended April 30, 2005 were an effective rate of 0.35% of the Fund's average daily net assets on an annualized basis.

The investment adviser has contractually agreed to pay the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management and distribution and service fees, such that the fund's aggregate expenses do not exceed 0.25% annually. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                          BEGINNING OF
                                            PERIOD
                                            THROUGH
          EFFECTIVE DATE                    2/28/05        3/01/05

          First $2 billion                 0.01120%        0.01626%
          ---------------------------------------------------------
          Next $2.5 billion                0.00832%        0.01206%
          ---------------------------------------------------------
          Next $2.5 billion                0.00032%        0.00056%
          ---------------------------------------------------------
          In excess of $7 billion          0.00000%        0.00000%
          ---------------------------------------------------------

For the year ended April 30, 2005, the fund paid MFS $12,212, equivalent to 0.00849% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - The Trustees have adopted a distribution plan for Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                       CLASS B

                 Distribution Fee                         0.75%
                 ---------------------------------------------
                 Service Fee                              0.25%
                 ---------------------------------------------
                 Total Distribution Plan                  1.00%
                 ---------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended April 30, 2005 amounted to:

                                                       CLASS B

                 Service Fee Retained by MFD           $96,524
                 ---------------------------------------------

Fees incurred under the distribution plan during the year ended April 30, 2005 were as follows:

                                                       CLASS B

                 Effective Annual Percentage Rates       1.00%
                 ---------------------------------------------

A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2005 were as follows:

                                                      CLASS B

                 Contingent Deferred Sales Charges
                 Imposed                            $2,963,494
                 ---------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended April 30, 2005, the fund paid MFSC a fee of $137,893 for shareholder services which equated to 0.0959% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $38, and other costs paid by the fund directly to unaffiliated vendors for the year ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                               PURCHASES           SALES

        U.S. government securities          $142,737,624    $127,687,422
        ----------------------------------------------------------------
        Investments (non-U.S. government
        securities)                          $55,697,444     $83,716,614
        ----------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                      $154,275,465
        ----------------------------------------------------------------
        Gross unrealized appreciation                           $923,376
        ----------------------------------------------------------------
        Gross unrealized depreciation                         (2,525,310)
        ----------------------------------------------------------------
        Net unrealized appreciation (depreciation)           $(1,601,934)
        ----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                              Year ended 4/30/05              Year ended 4/30/04
                                                            SHARES           AMOUNT         SHARES           AMOUNT
CLASS B SHARES

Shares sold                                                6,597,440      $67,205,792      6,638,512      $70,122,807
----------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of distributions                                                 447            4,487             --               --
----------------------------------------------------------------------------------------------------------------------
Shares reacquired                                         (7,386,630)     (75,749,377)    (6,946,970)     (73,069,016)
----------------------------------------------------------------------------------------------------------------------
Net change                                                  (788,743)     $(8,539,098)      (308,458)     $(2,946,209)
----------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2005 was $944, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

-----------
PURCHASES
-----------
                                            IN                         NET
                      CONTRACTS TO        EXCHANGE     CONTRACTS    UNREALIZED
SETTLEMENT DATE      DELIVER/RECEIVE       FOR         AT VALUE    APPRECIATION

 5/09/05           GBP       219,510     $417,946      $418,651         $705

GBP = British Pound

At April 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and the Shareholders of MFS Research Bond Fund J:

We have audited the accompanying statement of assets and liabilities of MFS Research Bond Fund J (a portfolio of MFS Series Trust IX ("the Trust"), including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from October 17, 2002, commencement of operations through April 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research Bond Fund J as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from October 17, 2002, commencement of operations through April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2005

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Series Trust IX, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                     ------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.               $2,730,503,846.09        $29,606,896.23
-------------------------------------------------------------------------------
David H. Gunning                      2,732,779,808.99         27,330,933.33
-------------------------------------------------------------------------------
William R. Gutow                      2,732,004,448.13         28,106,294.19
-------------------------------------------------------------------------------
Michael Hegarty                       2,732,854,178.68         27,256,563.64
-------------------------------------------------------------------------------
J. Atwood Ives                        2,731,386,034.44         28,724,707.88
-------------------------------------------------------------------------------
Amy B. Lane                           2,732,746,203.25         27,364,539.07
-------------------------------------------------------------------------------
Robert J. Manning                     2,732,862,629.97         27,248,112.35
-------------------------------------------------------------------------------
Lawrence T. Perera                    2,731,328,573.27         28,782,169.05
-------------------------------------------------------------------------------
Robert C. Pozen                       2,733,205,508.07         26,905,234.25
-------------------------------------------------------------------------------
J. Dale Sherratt                      2,731,785,991.67         28,324,750.65
-------------------------------------------------------------------------------
Laurie J. Thomsen                     2,732,468,497.82         27,642,244.50
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
----------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of June 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------       ---------------     ------------------------------------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and President     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Harvard Law School (education),
                                                                           John Olin Visiting Professor (since July 2002);
                                                                           Secretary of Economic Affairs, The Commonwealth of
                                                                           Massachusetts (January 2002 to December 2002); Fidelity
                                                                           Investments, Vice Chairman (June 2000 to December 2001);
                                                                           Fidelity Management & Research Company (investment
                                                                           adviser), President (March 1997 to July 2001); Bell
                                                                           Canada Enterprises (telecommunications), Director;
                                                                           Medtronic, Inc. (medical technology), Director; Telesat
                                                                           (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Chief of Cardiac Surgery;
(born 03/11/37)                                                            Harvard Medical School, Professor of Surgery

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

OFFICERS
Robert J. Manning(3)          President and Trustee     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Jeffrey N. Carp(3)            Secretary and Clerk       September 2004     Massachusetts Financial Services Company, Executive Vice
(born 12/1/56)                                                             President, General Counsel and Secretary (since April
                                                                           2004); Hale and Dorr LLP (law firm), Partner (prior to
                                                                           April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer       May 2003           Massachusetts Financial Services Company, Vice President
(born 10/01/53)                                                            (since April 2003); Brown Brothers Harriman & Co.,
                                                                           Senior Vice President (November 2002 to April 2003); ING
                                                                           Groep N.V./Aeltus Investment Management, Senior Vice
                                                                           President (prior to November 2002)

Maria F. Dwyer(3)             Treasurer                 May 2005           Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each
Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DISTRIBUTOR                                            Deloitte & Touche LLP
MFS Fund Distributors, Inc.                            200 Berkeley Street, Boston, MA 02116
500 Boylston Street, Boston, MA
02116-3741

CHIEF FIXED INCOME OFFICER
Michael W. Roberge

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund designated $2,341,697 as a capital gain dividend for the year ended April 30, 2005.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  RBJ-ANN 6/05

MFS(R) RESEARCH BOND FUND                                               4/30/05

ANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                            ANNUAL REPORT

                            LETTER FROM THE CEO                              1
                            --------------------------------------------------
                            PORTFOLIO COMPOSITION                            2
                            --------------------------------------------------
                            MANAGEMENT REVIEW                                3
                            --------------------------------------------------
                            PERFORMANCE SUMMARY                              5
                            --------------------------------------------------
                            EXPENSE TABLE                                   10
                            --------------------------------------------------
                            PORTFOLIO OF INVESTMENTS                        12
                            --------------------------------------------------
                            FINANCIAL STATEMENTS                            23
                            --------------------------------------------------
                            NOTES TO FINANCIAL STATEMENTS                   52
                            --------------------------------------------------
                            REPORT OF INDEPENDENT REGISTERED
                            PUBLIC ACCOUNTING FIRM                          68
                            --------------------------------------------------
                            RESULTS OF SHAREHOLDER MEETING                  69
                            --------------------------------------------------
                            TRUSTEES AND OFFICERS                           70
                            --------------------------------------------------
                            PROXY VOTING POLICIES AND INFORMATION           74
                            --------------------------------------------------
                            QUARTERLY PORTFOLIO DISCLOSURE                  74
                            --------------------------------------------------
                            FEDERAL TAX INFORMATION                         74
                            --------------------------------------------------
                            CONTACT INFORMATION                     BACK COVER
                            --------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      98.2%
              Cash & Other Net Assets                     1.8%

              BOND MARKET SECTORS*

              U.S. Treasuries                            39.9%
              ------------------------------------------------
              High Grade Corporates                      24.2%
              ------------------------------------------------
              Mortgage-Backed Securities                  9.9%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  7.2%
              ------------------------------------------------
              U.S. Government Agencies Securities         6.3%
              ------------------------------------------------
              Asset Backed Securities                     4.1%
              ------------------------------------------------
              High Yield Corporates                       3.5%
              ------------------------------------------------
              Cash & Other Net Assets                     1.8%
              ------------------------------------------------
              Emerging Market Securities                  1.8%
              ------------------------------------------------
              Municipal Bonds                             1.2%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        67.1%
              ------------------------------------------------
              AA                                          5.4%
              ------------------------------------------------
              A                                           6.7%
              ------------------------------------------------
              BBB                                        13.5%
              ------------------------------------------------
              BB                                          5.8%
              ------------------------------------------------
              B                                           1.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.4
              ------------------------------------------------
              Average Life                            7.0 yrs.
              ------------------------------------------------
              Average Maturity***                    11.4 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Credit Quality Short
              Term Bonds                                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. U.S. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended April 30, 2005, Class A shares of the MFS Research Bond Fund provided a total return of 5.10%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers Aggregate Bond Index, returned 5.26%. The fund's investment objective is total return (high current income and long-term growth of capital). The fund invests, under normal market conditions, at least 80% of its net assets in fixed income securities. These securities include, U.S. investment grade corporate fixed income securities, U.S. Government securities, U.S. high yield fixed income securities, foreign fixed income securities, mortgage-backed and asset-backed securities.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a flattening of the yield curve during the 12-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate seven times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, it appeared that several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, we feel that moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

DETRACTORS FROM PERFORMANCE

The fund's overweighted position in Treasuries detracted from relative results in comparison to the Lehman Brothers Aggregate Bond Index. The Treasury sector within the fund had a larger concentration of bonds with maturities less than five years. Shorter maturity bonds had greater price sensitivity than longer maturity bonds in a period of increasing interest rates. The fund's underweighted position in mortgages also detracted from performance. Over the period, mortgages outperformed Treasuries by a significant amount. Additionally, exposure to "BBB"- and "BB"-rated bonds detracted from performance as spreads on these issues widened. Automotive-related issues in this quality class were hard hit, as this asset class underperformed treasuries by over 500 basis points.

CONTRIBUTORS TO PERFORMANCE

The fund's slightly shorter duration and positioning on the yield curve aided results relative to the benchmark. The fund also generated a higher yield than that of our benchmark. Corporate bonds in the banking and electric utility sector boosted performance as did our holdings of TIPS (Treasury Inflation Protected Securities).

    Respectfully,

/s/ Michael W. Roberge

    Michael W. Roberge
    Chief Fixed Income Officer

A team of MFS Fixed Income Research Analysts has managed the fund since its inception. Michael W. Roberge, Chief Fixed Income Officer of MFS, monitors the overall investment process.

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 4, 1999, through April 30, 2005. Index information is from January 1, 1999.)

                         MFS Research           Lehman Brothers
                         Bond Fund --             Aggregate
                           Class A               Bond Index

          1/99             $ 9,525                 $10,000
          4/99               9,497                   9,982
          4/00               9,621                  10,108
          4/01              10,910                  11,360
          4/02              11,803                  12,250
          4/03              13,288                  13,532
          4/04              13,701                  13,778
          4/05              14,400                  14,503

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                         Class
   Share class      inception date        1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A               1/4/99            5.10%      6.85%     8.40%     6.76%
------------------------------------------------------------------------------
        B              12/29/00           4.11%      5.95%     7.61%     6.14%
------------------------------------------------------------------------------
        C              12/29/00           4.11%      5.95%     7.61%     6.15%
------------------------------------------------------------------------------
        I               1/4/99            5.26%      7.05%     8.57%     6.87%
------------------------------------------------------------------------------
        R**            12/31/02           4.63%      6.53%     8.20%     6.61%
------------------------------------------------------------------------------
       R1               4/1/05            5.01%      6.82%     8.38%     6.75%
------------------------------------------------------------------------------
       R2               4/1/05            5.03%      6.83%     8.38%     6.75%
------------------------------------------------------------------------------
       R3**            10/31/03           4.34%      6.48%     8.17%     6.58%
------------------------------------------------------------------------------
       R4               4/1/05            5.08%      6.84%     8.39%     6.76%
------------------------------------------------------------------------------
       R5               4/1/05            5.10%      6.85%     8.40%     6.76%
------------------------------------------------------------------------------
      529A              7/31/02           4.66%      6.47%     8.16%     6.58%
------------------------------------------------------------------------------
      529B              7/31/02           3.97%      5.75%     7.73%     6.24%
------------------------------------------------------------------------------
      529C              7/31/02           3.91%      5.73%     7.72%     6.23%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average A-rated corporate debt fund+      4.86%      5.65%     6.91%     5.20%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index#                                    5.26%      5.79%     7.49%     6.05%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                 0.11%      5.13%     7.35%     5.94%
------------------------------------------------------------------------------
        B                                 0.12%      5.05%     7.31%     6.14%
------------------------------------------------------------------------------
        C                                 3.11%      5.95%     7.61%     6.15%
------------------------------------------------------------------------------
      529A                               -0.31%      4.75%     7.12%     5.76%
------------------------------------------------------------------------------
      529B                               -0.03%      4.85%     7.43%     6.24%
------------------------------------------------------------------------------
      529C                                2.91%      5.73%     7.72%     6.23%
------------------------------------------------------------------------------
Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                                 5.10%     22.00%    49.66%    51.18%
------------------------------------------------------------------------------
        B                                 4.11%     18.92%    44.27%    45.73%
------------------------------------------------------------------------------
        C                                 4.11%     18.92%    44.30%    45.76%
------------------------------------------------------------------------------
        I                                 5.26%     22.68%    50.83%    52.20%
------------------------------------------------------------------------------
        R**                               4.63%     20.89%    48.31%    49.81%
------------------------------------------------------------------------------
       R1                                 5.01%     21.89%    49.53%    51.04%
------------------------------------------------------------------------------
       R2                                 5.03%     21.92%    49.57%    51.08%
------------------------------------------------------------------------------
       R3**                               4.34%     20.74%    48.11%    49.61%
------------------------------------------------------------------------------
       R4                                 5.08%     21.97%    49.63%    51.14%
------------------------------------------------------------------------------
       R5                                 5.10%     22.00%    49.67%    51.18%
------------------------------------------------------------------------------
      529A                                4.66%     20.68%    48.05%    49.55%
------------------------------------------------------------------------------
      529B                                3.97%     18.28%    45.10%    46.56%
------------------------------------------------------------------------------
      529C                                3.91%     18.20%    45.01%    46.47%
------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, January 4, 1999, through April 30, 2005. Index information is from January 1, 1999.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio invests in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

Because the portfolio may invest a higher percentage of its assets in a small number of issuers, the portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Therefore, the average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
NOVEMBER 1, 2004, THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------
Share Class
-----------

-------------------------------------------------------------------------------
                                                                     Expenses
                                      Beginning       Ending       Paid During
                       Annualized      Account        Account        Period**
                        Expense        Value           Value         11/01/04
                         Ratio        11/01/04        4/30/05        -4/30/05
-------------------------------------------------------------------------------
           Actual         0.71%        $1,000         $1,008          $3.53
    A      --------------------------------------------------------------------
           Hypothetical*  0.71%        $1,000         $1,021          $3.56
-------------------------------------------------------------------------------
           Actual         1.56%        $1,000         $1,003          $7.75
    B      --------------------------------------------------------------------
           Hypothetical*  1.56%        $1,000         $1,017          $7.80
-------------------------------------------------------------------------------
           Actual         1.56%        $1,000         $1,003          $7.75
    C      --------------------------------------------------------------------
           Hypothetical*  1.56%        $1,000         $1,017          $7.80
-------------------------------------------------------------------------------
           Actual         0.56%        $1,000         $1,009          $2.79
    I      --------------------------------------------------------------------
           Hypothetical*  0.56%        $1,000         $1,022          $2.81
-------------------------------------------------------------------------------
    R      Actual         1.06%        $1,000         $1,005          $5.27
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*  1.06%        $1,000         $1,020          $5.31
-------------------------------------------------------------------------------
           Actual         1.78%        $1,000         $1,007          $8.86
    R1     --------------------------------------------------------------------
           Hypothetical*  1.78%        $1,000         $1,016          $8.90
-------------------------------------------------------------------------------
           Actual         1.49%        $1,000         $1,007          $7.41
    R2     --------------------------------------------------------------------
           Hypothetical*  1.49%        $1,000         $1,017          $7.45
-------------------------------------------------------------------------------
    R3     Actual         1.31%        $1,000         $1,004          $6.51
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*  1.31%        $1,000         $1,018          $6.55
-------------------------------------------------------------------------------
           Actual         0.98%        $1,000         $1,008          $4.88
    R4     --------------------------------------------------------------------
           Hypothetical*  0.98%        $1,000         $1,020          $4.91
-------------------------------------------------------------------------------
           Actual         0.69%        $1,000         $1,008          $3.44
    R5     --------------------------------------------------------------------
           Hypothetical*  0.69%        $1,000         $1,021          $3.46
-------------------------------------------------------------------------------
           Actual         1.06%        $1,000         $1,006          $5.27
   529A    --------------------------------------------------------------------
           Hypothetical*  1.06%        $1,000         $1,020          $5.31
-------------------------------------------------------------------------------
           Actual         1.81%        $1,000         $1,003          $8.99
   529B    --------------------------------------------------------------------
           Hypothetical*  1.81%        $1,000         $1,016          $9.05
-------------------------------------------------------------------------------
           Actual         1.81%        $1,000         $1,002          $8.98
   529C    --------------------------------------------------------------------
           Hypothetical*  1.81%        $1,000         $1,016          $9.05
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/05
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.3%
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                          $ 2,886,000    $    2,748,915
-------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                      598,000           708,339
-------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                       120,000           150,936
-------------------------------------------------------------------------------------------------
                                                                                   $    3,608,190
-------------------------------------------------------------------------------------------------
Airlines - 0.3%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                            $ 3,637,646    $    3,472,361
-------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 11.3%
-------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                 $ 3,494,000    $    3,443,197
-------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                   338,878           341,143
-------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                 3,474,000         3,470,746
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                     1,898,412         1,890,938
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2034                      142,063           141,725
-------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                         558,000           580,502
-------------------------------------------------------------------------------------------------
ARCap, Inc., 6.1%, 2045##                                             2,354,000         2,196,702
-------------------------------------------------------------------------------------------------
ARCap, Inc., 6.1%, 2045##                                             1,200,897         1,103,496
-------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                     405,751           404,676
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                              1,077,289           977,640
-------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
6.8%, 2031                                                              108,128           111,437
-------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN,
5.116%, 2041                                                          3,434,786         3,500,123
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                             439,925           442,152
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                           2,393,000         2,349,818
-------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, 4.14%, 2028                            3,939,000         3,908,229
-------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030               1,596,000         1,695,755
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                       718,000           752,274
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.49%, 2031                     1,808,086         1,909,741
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                     3,008,000         3,284,833
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                               654,593           645,491
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                157,058           156,715
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                               396,118           395,004
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.878%, 2018##                                                        2,255,000         2,498,156
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.38%, 2035                                                           3,180,000         3,445,940
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., FRN,
0.7075%, 2036^^                                                      36,941,053         1,308,253
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.78%, 2040                                                           3,380,000         3,642,719
-------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2030##                                    10,000            10,301
-------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                      1,906,000         2,005,841
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031               1,397,527         1,466,350
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                 1,635,000         1,529,905
-------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                            2,314,000         2,255,495
-------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                  994,000           979,781
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                             1,928,573         2,043,177
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.066%, 2023##^^                        655,242            83,422
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.8089%, 2025^^                      10,180,499         1,777,005
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
7.39%, 2031                                                           1,556,000         1,732,358
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN,
1.2077%, 2043##^^                                                    24,682,264         1,122,263
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN,
0.7035%, 2035^^                                                      27,711,374           589,027
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                           1,747,995         1,830,273
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                           3,222,955         3,377,508
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
FRN, 7.5%, 2029                                                         798,000           926,201
-------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269%, 2035                    2,042,000         2,229,191
-------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                     12,437            12,534
-------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN,
5.317%, 2036                                                          5,908,072         6,111,428
-------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN,
4.569%, 2042                                                          5,335,000         5,298,536
-------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                               1,197,000         1,195,690
-------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                            267,973           267,481
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                             1,994,000         1,976,762
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 5.3842%, 2041                                                    4,431,054         4,565,909
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 5.038%, 2046                                                     4,329,863         4,371,085
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                           1,161,923         1,253,581
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.7428%, 2035^^                                                      31,682,213           679,378
-------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                       3,221,000         3,149,731
-------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                     565,576           591,296
-------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                 1,253             1,254
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2029                           1,157,000         1,196,094
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                           2,076,000         2,183,972
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                          3,362,000         3,543,876
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 7.5423%, 2030                      630,000           677,455
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.1752%, 2031##^^               21,705,323           679,921
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2030                            957,822         1,009,190
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 1.0131%, 2031^^                 18,105,713           369,224
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                          2,322,000         2,437,766
-------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                    1,451,372         1,561,141
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.7845%, 2030^^                       8,918,161           182,996
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                  25,706            25,842
-------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                      3,000,000         2,976,095
-------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007                                   4,924,000         4,928,616
-------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035             2,038,504         2,046,233
-------------------------------------------------------------------------------------------------
Prudential Securites Secured Financing Corp., FRN,
6.9941%, 2013                                                         1,838,000         1,992,076
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027                2,033,865         2,028,282
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN,
4.9708%, 2034                                                         2,727,000         2,715,504
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.878%, 2035               2,895,869         2,877,315
-------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., FRN,
7.3429%, 2032##                                                       3,262,500         3,680,321
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                 1,111,000         1,091,491
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                 1,197,000         1,191,326
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                   1,994,000         1,929,016
-------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 4.67%, 2035                        4,852,858         4,809,803
-------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                              990,882         1,035,483
-------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                               981,000           974,918
-------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                             1,258,710         1,253,470
-------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN,
5.083%, 2042                                                          3,464,804         3,522,446
-------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                         67,047            66,923
-------------------------------------------------------------------------------------------------
                                                                                   $  151,016,963
-------------------------------------------------------------------------------------------------
Automotive - 1.8%
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                 $ 3,878,000    $    3,732,176
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                     4,802,000         4,340,086
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                         3,162,000         3,047,027
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                         8,200,000         7,643,343
-------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                    6,027,000         4,587,632
-------------------------------------------------------------------------------------------------
                                                                                   $   23,350,264
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.9%
-------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, FRN, 8.963% to 2030,
6.035% to 2049                                                      $ 3,478,000    $    4,912,758
-------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., FRN, 5.875%, 2014##                   4,723,000         4,723,000
-------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                    10,550,000        12,001,849
-------------------------------------------------------------------------------------------------
Barclays Bank PLC, FRN, 6.86%, 2032##                                 1,596,000         1,835,592
-------------------------------------------------------------------------------------------------
Barclays Bank PLC, FRN, 8.55% to 2011, 6.21% to 2049##                  902,000         1,072,925
-------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., FRN, 5.506% to 2015,
5.70% to 2049##                                                       4,608,000         4,404,967
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                         2,622,000         2,762,788
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                             8,511,000         8,567,190
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                    1,885,000         1,899,669
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.125%, 2014                    805,000           818,782
-------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., FRN, 7.657% to 2011,
6.41% to 2049##                                                       3,015,000         3,438,372
-------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, FRN, 6.071% to 2014,
5.11% to 2049##                                                       3,295,000         3,488,654
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                 4,868,000         4,912,756
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                            3,670,000         3,780,100
-------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                           3,232,000         3,343,569
-------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, FRN, 8.44% to 2008,
6.571% to 2049##                                                      1,635,000         1,824,428
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                              1,994,000         1,993,228
-------------------------------------------------------------------------------------------------
RBS Capital Trust II, FRN, 6.425% to 2034, 5.1525% to 2049            3,191,000         3,444,736
-------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, FRN, 7.64% to 2007,
3.434% to 2049##                                                      2,349,000         2,523,171
-------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                    6,176,000         6,807,687
-------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, FRN, 9.2% to 2010,
6.56% to 2049##                                                       1,766,000         2,132,263
-------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                          2,393,000         2,741,895
-------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                          4,544,000         4,538,852
-------------------------------------------------------------------------------------------------
Wells Fargo & Co., FRN, 7.8%, 2010                                      199,000           199,975
-------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                        4,052,000         4,431,745
-------------------------------------------------------------------------------------------------
                                                                                   $   92,600,951
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.0%
-------------------------------------------------------------------------------------------------
Comcast Holdings Corp., 6.5%, 2015                                  $ 2,493,000    $    2,744,536
-------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                        5,265,000         4,659,525
-------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                            20,000            22,598
-------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                  1,529,000         1,948,108
-------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                        2,905,000         3,779,844
-------------------------------------------------------------------------------------------------
                                                                                   $   13,154,611
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                               $ 4,413,000    $    4,626,567
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                           1,596,000         1,729,526
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                2,936,000         3,032,224
-------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                          2,957,000         3,238,208
-------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                  742,000           758,250
-------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                               2,500,000         2,416,365
-------------------------------------------------------------------------------------------------
                                                                                   $   15,801,140
-------------------------------------------------------------------------------------------------

Building - 0.4%
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                          $ 1,072,000    $    1,150,682
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                            3,760,000         4,227,323
-------------------------------------------------------------------------------------------------
                                                                                   $    5,378,005
-------------------------------------------------------------------------------------------------
Chemicals - 0.6%
-------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                       $ 2,150,000    $    2,375,750
-------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                              1,800,000         1,984,500
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                           775,000           810,390
-------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                      2,450,000         2,477,563
-------------------------------------------------------------------------------------------------
                                                                                   $    7,648,203
-------------------------------------------------------------------------------------------------
Conglomerates - 0.7%
-------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                        $ 5,656,000    $    6,291,599
-------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                            3,123,000         3,428,607
-------------------------------------------------------------------------------------------------
                                                                                   $    9,720,206
-------------------------------------------------------------------------------------------------
Defense Electronics - 0%
-------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                            $   515,000    $      594,791
-------------------------------------------------------------------------------------------------

Energy - Independent - 0.9%
-------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                          $    37,000    $       48,337
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                 3,000,000         2,985,000
-------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                            1,769,000         1,964,609
-------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                         6,057,000         5,565,862
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                        399,000           401,598
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                        798,000           797,015
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                         681,000           761,994
-------------------------------------------------------------------------------------------------
                                                                                   $   12,524,415
-------------------------------------------------------------------------------------------------
Entertainment - 0.5%
-------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                      $ 2,935,000    $    2,961,136
-------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                          399,000           483,408
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                          1,073,000         1,100,666
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                         1,380,000         1,505,079
-------------------------------------------------------------------------------------------------
                                                                                   $    6,050,289
-------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
-------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                         $ 2,007,000    $    2,017,041
-------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                               1,276,000         1,340,943
-------------------------------------------------------------------------------------------------
                                                                                   $    3,357,984
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 0.8%
-------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013##                               $ 5,462,000    $    5,500,687
-------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                              1,474,000         1,505,595
-------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                        3,464,000         3,762,735
-------------------------------------------------------------------------------------------------
                                                                                   $   10,769,017
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.4%
-------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                  $ 3,055,000    $    3,005,356
-------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                       1,911,000         2,108,659
-------------------------------------------------------------------------------------------------
                                                                                   $    5,114,015
-------------------------------------------------------------------------------------------------
Insurance - 1.0%
-------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                     $ 4,137,000    $    3,928,061
-------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.75%, 2014                                 3,714,000         3,917,679
-------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                3,489,000         3,527,770
-------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                1,815,000         1,932,706
-------------------------------------------------------------------------------------------------
                                                                                   $   13,306,216
-------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.6%
-------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                             $ 4,444,000    $    4,441,116
-------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                3,983,000         4,054,989
-------------------------------------------------------------------------------------------------
                                                                                   $    8,496,105
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
-------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                     $ 4,135,000    $    4,966,036
-------------------------------------------------------------------------------------------------

Mortgage Backed - 9.8%
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                            $   374,299    $      381,834
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.543%, 2013                                              2,519,142         2,516,011
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                              1,394,989         1,415,679
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.78%, 2013                                               1,590,168         1,672,446
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                              1,486,468         1,490,150
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                              3,807,747         3,863,481
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.412%, 2014                                              1,942,565         2,063,191
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014 - 2015                                        3,681,874         3,668,639
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2014                                               1,736,481         1,758,906
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                               1,396,739         1,413,016
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                              1,284,727         1,282,867
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                              4,422,062         4,488,393
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                    417,926           421,792
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2035                                        68,428,682        69,562,451
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                3,976,461         3,942,974
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                            80,330            86,068
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                         2,890,222         3,008,990
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                    955,306           981,823
-------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                          7,280,376         7,362,770
-------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019                                               3,575,193         3,663,650
-------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2033 - 2034                                         13,390,181        13,755,515
-------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                  2,083,829         2,150,981
-------------------------------------------------------------------------------------------------
                                                                                   $  130,951,627
-------------------------------------------------------------------------------------------------
Municipals - 1.2%
-------------------------------------------------------------------------------------------------
New York, NY, City Municipal Water Finance Authority,
Water & Sewer Systems Rev., "D", 5%, 2037                           $15,200,000    $   15,886,736
-------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 1.8%
-------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                    $ 6,895,000    $    8,120,600
-------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                        2,520,000         2,687,517
-------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.65%, 2034                         3,364,000         3,525,290
-------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                         2,916,000         3,601,508
-------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                       2,548,000         2,783,851
-------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                           3,272,000         3,313,168
-------------------------------------------------------------------------------------------------
                                                                                   $   24,031,934
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
-------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                   $ 3,162,000    $    3,274,656
-------------------------------------------------------------------------------------------------

Precious Metals & Minerals - 0.2%
-------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                  $ 3,050,000    $    2,867,000
-------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.4%
-------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                    $ 1,580,000    $    1,724,178
-------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                     3,523,000         3,782,920
-------------------------------------------------------------------------------------------------
                                                                                   $    5,507,098
-------------------------------------------------------------------------------------------------
Real Estate - 1.3%
-------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                   $ 2,345,000    $    2,287,472
-------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                          3,932,000         4,212,466
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                    3,429,000         3,665,841
-------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                          1,197,000         1,285,196
-------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                 3,188,000         3,331,460
-------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                    1,307,000         1,343,970
-------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                       798,000           784,892
-------------------------------------------------------------------------------------------------
                                                                                   $   16,911,297
-------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                     $ 2,086,000    $    2,519,026
-------------------------------------------------------------------------------------------------

Retailers - 0.3%
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                       $ 2,495,000    $    2,557,375
-------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                    1,743,000         1,934,730
-------------------------------------------------------------------------------------------------
                                                                                   $    4,492,105
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
-------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                           $ 2,011,000    $    2,742,509
-------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                     2,158,000         2,352,473
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                               4,694,000         4,811,350
-------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                    2,880,000         3,211,436
-------------------------------------------------------------------------------------------------
                                                                                   $   13,117,768
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.7%
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                               $ 3,304,000    $    3,312,260
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                621,000           634,119
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030              5,199,000         6,966,707
-------------------------------------------------------------------------------------------------
SBC Communications, Inc., 6.15%, 2034                                 4,127,000         4,282,171
-------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                    806,000           826,371
-------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                  6,306,000         7,179,640
-------------------------------------------------------------------------------------------------
                                                                                   $   23,201,268
-------------------------------------------------------------------------------------------------
Tobacco - 0.3%
-------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                   $ 3,492,000    $    3,631,680
-------------------------------------------------------------------------------------------------

Transportation - Services - 0.4%
-------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                            $   625,000    $      805,602
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                      2,059,000         2,069,295
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                         2,204,000         2,534,600
-------------------------------------------------------------------------------------------------
                                                                                   $    5,409,497
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 6.3%
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                         $11,347,000    $   12,008,803
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                              6,622,000         7,283,657
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.125%, 2014                                              4,168,000         4,048,495
-------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                  25,020,000        24,880,263
-------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                            11,233,000        11,501,592
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                               61,745            65,590
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                               91,598            97,207
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                               89,084            94,802
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                              466,439           480,068
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                              313,580           330,555
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                            2,005,465         1,956,344
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                            2,600,906         2,624,060
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                            2,619,231         2,630,181
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                            2,558,012         2,572,797
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                            2,850,357         2,767,419
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                            3,569,908         3,691,010
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                            3,844,995         3,912,472
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                            2,384,719         2,383,579
-------------------------------------------------------------------------------------------------
                                                                                   $   83,328,894
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 39.2%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2005                                      $40,095,000    $   40,228,115
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                     13,194,000        15,856,510
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                    30,196,000        34,104,963
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                     82,800,000        82,903,500
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2006 - 2014                                 31,013,872        31,753,901
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                        60,754,000        63,248,255
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006 - 2010                               85,304,000        93,171,512
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                       6,657,000         6,652,580
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                   129,168,000       136,110,780
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                           257,000           252,723
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                       3,868,000         4,050,825
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                      6,481,000         6,502,264
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                         7,655,000         7,530,905
-------------------------------------------------------------------------------------------------
                                                                                   $  522,366,833
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.1%
-------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                             $ 2,300,000    $    2,449,500
-------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                          5,940,000         7,249,526
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                    4,655,000         5,253,149
-------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                5,540,000         6,163,344
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                       5,235,000         6,169,657
-------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                         1,182,000         1,245,090
-------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                          3,265,000         3,297,650
-------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                               7,822,000         7,720,556
-------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                             2,258,000         2,231,834
-------------------------------------------------------------------------------------------------
                                                                                   $   41,780,306
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,289,271,606)                                      $1,290,207,487
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.2%
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05,
at Amortized Cost<                                                  $28,573,000    $   28,570,659
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
-------------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05, total to
be received $7,002 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                             $     7,000    $        7,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,317,849,265)                                $1,318,785,146
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                  13,636,795
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,332,421,941
-------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 < The rate shown represents an annualized yield at time of purchase.
FRN = Floating Rate Note.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 4/30/05

ASSETS

Investments, at value (identified cost, $1,317,849,265)      $1,318,785,146
---------------------------------------------------------------------------------------------------
Cash                                                                    118
---------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                             2,688
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  17,691,919
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   5,207,964
---------------------------------------------------------------------------------------------------
Interest receivable                                              18,824,110
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,360,511,945
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $1,052,217
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                25,842,193
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                1,064,060
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     25,583
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       15,498
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               90,453
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $28,090,004
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,332,421,941
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                              $1,346,050,159
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                     938,569
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (13,029,916)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                           (1,536,871)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,332,421,941
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               129,004,978
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                   $671,505,584
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             65,032,164
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $10.33
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.33)                                                $10.85
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $83,473,163
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              8,070,243
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.34
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $53,914,599
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              5,212,481
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.34
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $486,211,503
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             47,075,148
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $10.33
---------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                    $32,330,351
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,131,679
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $10.32
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $50,493
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,880
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $10.35
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $50,506
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,882
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $10.35
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R3 shares (formerly Class R2)

  Net assets                                                     $3,907,639
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                378,712
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $10.32
---------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                        $50,526
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,893
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $10.33
---------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                        $50,539
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,894
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $10.33
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                       $497,848
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 48,336
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $10.30
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.30)                                                $10.81
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $130,329
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 12,596
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.35
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $248,861
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 24,070
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.34
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/05

NET INVESTMENT INCOME

Interest income                                                                        $49,712,769
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $5,550,644
--------------------------------------------------------------------------------------------------
  Trustees" compensation                                               20,835
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       1,528,545
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            2,105,548
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              863,841
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              527,833
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                              145,054
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                  31
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  20
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                               5,766
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R4)                                  10
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             1,659
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             1,252
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             2,188
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        830
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                        313
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        547
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R1)                                    19
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    17
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                 2,883
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R4)                                     6
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R5)                                     4
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   95,075
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       324,798
--------------------------------------------------------------------------------------------------
  Printing                                                             92,676
--------------------------------------------------------------------------------------------------
  Postage                                                              71,221
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        57,901
--------------------------------------------------------------------------------------------------
  Legal fees                                                           26,648
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       224,064
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $11,650,228
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (30,921)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor      (3,104,918)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $8,514,389
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $41,198,380
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $7,206,097
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        74,809
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                   $7,280,906
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                      $3,167,356
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           2,714
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    $3,170,070
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $10,450,976
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $51,649,356
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            YEAR ENDED                YEAR ENDED
                                                              4/30/05                   4/30/04

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                          $41,198,380              $30,117,094
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                            7,280,906               13,716,853
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             3,170,070              (22,944,356)
-----------------------------------------------------------    -----------             ------------
Change in net assets from operations                           $51,649,356              $20,889,591
-----------------------------------------------------------    -----------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                     $(30,040,465)            $(18,489,118)
---------------------------------------------------------------------------------------------------
  Class B                                                       (3,562,517)              (4,057,908)
---------------------------------------------------------------------------------------------------
  Class C                                                       (2,178,264)              (2,131,387)
---------------------------------------------------------------------------------------------------
  Class I                                                      (17,450,633)             (14,817,092)
---------------------------------------------------------------------------------------------------
  Class R                                                       (1,346,979)                (816,377)
---------------------------------------------------------------------------------------------------
  Class R1                                                            (171)                      --
---------------------------------------------------------------------------------------------------
  Class R2                                                            (183)                      --
---------------------------------------------------------------------------------------------------
  Class R3                                                         (52,427)                    (887)
---------------------------------------------------------------------------------------------------
  Class R4                                                            (204)                      --
---------------------------------------------------------------------------------------------------
  Class R5                                                            (217)                      --
---------------------------------------------------------------------------------------------------
  Class 529A                                                       (15,566)                  (9,463)
---------------------------------------------------------------------------------------------------
  Class 529B                                                        (4,759)                  (4,341)
---------------------------------------------------------------------------------------------------
  Class 529C                                                        (8,415)                  (5,369)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
---------------------------------------------------------------------------------------------------
  Class A                                                       (1,168,161)              (2,168,957)
---------------------------------------------------------------------------------------------------
  Class B                                                         (162,957)                (558,156)
---------------------------------------------------------------------------------------------------
  Class C                                                          (99,137)                (311,351)
---------------------------------------------------------------------------------------------------
  Class I                                                         (674,740)              (2,143,919)
---------------------------------------------------------------------------------------------------
  Class R                                                          (54,454)                (108,847)
---------------------------------------------------------------------------------------------------
  Class R3                                                          (1,419)                    (238)
---------------------------------------------------------------------------------------------------
  Class 529A                                                          (539)                  (1,276)
---------------------------------------------------------------------------------------------------
  Class 529B                                                          (237)                    (713)
---------------------------------------------------------------------------------------------------
  Class 529C                                                          (460)                    (689)
-----------------------------------------------------------    -----------             ------------
Total distributions declared to shareholders                  $(56,822,904)            $(45,626,088)
-----------------------------------------------------------    -----------             ------------

Statements of Changes in Net Assets - continued

                                                            YEAR ENDED                YEAR ENDED
                                                              4/30/05                   4/30/04

Change in net assets from fund share transactions             $388,757,888             $341,221,038
-----------------------------------------------------------    -----------             ------------
Redemption fees                                                     $5,421                      $--
-----------------------------------------------------------    -----------             ------------
Total change in net assets                                    $383,589,761             $316,484,541
-----------------------------------------------------------    -----------             ------------

NET ASSETS

At beginning of period                                        $948,832,180             $632,347,639
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $1,536,871 and
$3,105,575, respectively)                                   $1,332,421,941             $948,832,180
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                              YEAR ENDED 4/30
                                              -------------------------------------------------------------------------------
CLASS A                                             2005                2004             2003            2002            2001

Net asset value, beginning of period              $10.35              $10.62            $9.97           $9.80           $9.27
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                         $0.39               $0.40            $0.45           $0.50           $0.58
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.13               (0.07)            0.77            0.29            0.62^
------------------------------------------------  ------              ------           ------           -----           -----
Total from investment operations                   $0.52               $0.33            $1.22           $0.79           $1.20
------------------------------------------------  ------              ------           ------           -----           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                      $(0.52)             $(0.54)          $(0.56)         $(0.58)         $(0.67)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                (0.02)              (0.06)           (0.01)          (0.04)             --
------------------------------------------------  ------              ------           ------           -----           -----
Total distributions declared
to shareholders                                   $(0.54)             $(0.60)          $(0.57)         $(0.62)         $(0.67)
------------------------------------------------  ------              ------           ------           -----           -----
Redemption fees added to
paid-in capital#                                   $0.00+++              $--              $--             $--             $--
------------------------------------------------  ------              ------           ------           -----           -----
Net asset value, end of period                    $10.33              $10.35           $10.62           $9.97           $9.80
------------------------------------------------  ------              ------           ------           -----           -----
Total return (%)(+)&                                5.10                3.11            12.58            8.19           13.39
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                              YEAR ENDED 4/30
                                              -------------------------------------------------------------------------------
CLASS A (CONTINUED)                                 2005                2004             2003            2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          0.70                0.70             0.70            0.70            0.41
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         3.77                3.81             4.44            5.21            6.54
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    99                 170              141             166             272
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $671,506            $531,705         $221,872         $55,592          $5,447
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor contractually waived their fees for the periods indicated. Effective
    June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                              $0.35               $0.36            $0.40           $0.44           $0.15
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.07                1.08             1.16            1.37            5.24
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         3.40                3.43             3.98            4.54            1.71
-----------------------------------------------------------------------------------------------------------------------------
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEAR ENDED 4/30                                 PERIOD
                                                -------------------------------------------------------------           ENDED
CLASS B                                               2005               2004            2003            2002         4/30/01*

Net asset value, beginning of period                $10.37             $10.64           $9.98           $9.81           $9.77
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                           $0.30              $0.31           $0.37           $0.43           $0.12
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    0.12              (0.07)           0.77            0.28            0.10^
--------------------------------------------------  ------             ------          ------           -----           -----
Total from investment operations                     $0.42              $0.24           $1.14           $0.71           $0.22
--------------------------------------------------  ------             ------          ------           -----           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                        $(0.43)            $(0.45)         $(0.47)         $(0.50)         $(0.18)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                      (0.02)             (0.06)          (0.01)          (0.04)             --
--------------------------------------------------  ------             ------          ------           -----           -----
Total distributions declared
to shareholders                                     $(0.45)            $(0.51)         $(0.48)         $(0.54)         $(0.18)
--------------------------------------------------  ------             ------          ------           -----           -----
Redemption fees added to
paid-in capital#                                     $0.00+++             $--             $--             $--             $--
--------------------------------------------------  ------             ------          ------           -----           -----
Net asset value, end of period                      $10.34             $10.37          $10.64           $9.98           $9.81
--------------------------------------------------  ------             ------          ------           -----           -----
Total return (%)&                                     4.11               2.24           11.72            7.27            2.26++
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                       YEAR ENDED 4/30                                 PERIOD
                                                -------------------------------------------------------------           ENDED
CLASS B (CONTINUED)                                   2005               2004            2003            2002         4/30/01*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            1.55               1.55            1.55            1.55            1.57+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           2.93               2.92            3.62            4.35            5.19+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      99                170             141             166             272
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                      $83,473            $90,726         $98,653         $40,800          $5,454
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                $0.29              $0.29           $0.34           $0.38           $0.01
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            1.72               1.73            1.81            2.02            6.30+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           2.76               2.74            3.36            3.88            0.46+
-----------------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class B shares, December 29, 2000, through April 30, 2001.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEAR ENDED 4/30                                 PERIOD
                                                -------------------------------------------------------------           ENDED
CLASS C                                               2005               2004            2003            2002         4/30/01*

Net asset value, beginning of period                $10.37             $10.64           $9.98           $9.81           $9.77
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                           $0.30              $0.31           $0.37           $0.43           $0.13
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    0.12              (0.07)           0.77            0.28            0.09^
--------------------------------------------------  ------             ------          ------           -----           -----
Total from investment operations                     $0.42              $0.24           $1.14           $0.71           $0.22
--------------------------------------------------  ------             ------          ------           -----           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                        $(0.43)            $(0.45)         $(0.47)         $(0.50)         $(0.18)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                      (0.02)             (0.06)          (0.01)          (0.04)             --
--------------------------------------------------  ------             ------          ------           -----           -----
Total distributions declared
to shareholders                                     $(0.45)            $(0.51)         $(0.48)         $(0.54)         $(0.18)
--------------------------------------------------  ------             ------          ------           -----           -----
Redemption fees added to
paid-in capital#                                     $0.00+++             $--             $--             $--             $--
--------------------------------------------------  ------             ------          ------           -----           -----
Net asset value, end of period                      $10.34             $10.37          $10.64           $9.98           $9.81
--------------------------------------------------  ------             ------          ------           -----           -----
Total return (%)&                                     4.11               2.24           11.72            7.27            2.28++
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                       YEAR ENDED 4/30                                 PERIOD
                                                -------------------------------------------------------------           ENDED
CLASS C (CONTINUED)                                   2005               2004            2003            2002         4/30/01*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            1.55               1.55            1.55            1.55            1.57+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           2.93               2.93            3.62            4.34            5.20+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      99                170             141             166             272
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                      $53,915            $53,029         $41,768         $16,411          $4,274
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                $0.29              $0.29           $0.34           $0.38           $0.01
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            1.72               1.73            1.81            2.02            6.30+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           2.76               2.75            3.36            3.87            0.47+
-----------------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class C shares, December 29, 2000, through April 30, 2001.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEAR ENDED 4/30
                                           -------------------------------------------------------------------------------
CLASS I                                          2005                2004             2003            2002            2001

Net asset value, beginning of period           $10.35              $10.62            $9.96           $9.79           $9.26
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.40               $0.42            $0.45           $0.45           $0.66
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.13               (0.08)            0.80            0.35            0.55^
---------------------------------------------  ------              ------           ------           -----           -----
Total from investment operations                $0.53               $0.34            $1.25           $0.80           $1.21
---------------------------------------------  ------              ------           ------           -----           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                   $(0.53)             $(0.55)          $(0.58)         $(0.59)         $(0.68)
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions             (0.02)              (0.06)           (0.01)          (0.04)             --
---------------------------------------------  ------              ------           ------           -----           -----
Total distributions declared
to shareholders                                $(0.55)             $(0.61)          $(0.59)         $(0.63)         $(0.68)
---------------------------------------------  ------              ------           ------           -----           -----
Redemption fees added to
paid-in capital#                                $0.00+++              $--              $--             $--             $--
---------------------------------------------  ------              ------           ------           -----           -----
Net asset value, end of period                 $10.33              $10.35           $10.62           $9.96           $9.79
---------------------------------------------  ------              ------           ------           -----           -----
Total return (%)&                                5.26                3.27            12.86            8.36           13.47
--------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEAR ENDED 4/30
                                           -------------------------------------------------------------------------------
CLASS I (CONTINUED)                              2005                2004             2003            2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       0.55                0.55             0.55            0.55            0.04
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      3.95                3.93             4.52            5.48            6.92
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 99                 170              141             166             272
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $486,212            $249,314         $259,920          $3,900              $0++++
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                           $0.38               $0.40            $0.42           $0.41           $0.21
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       0.72                0.73             0.81            1.02            4.77
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      3.78                3.75             4.26            5.01            2.19
--------------------------------------------------------------------------------------------------------------------------
   +++ Per share amount was less than $0.01.
  ++++ Class I net assets were less than $500.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/
       loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEAR ENDED 4/30                      PERIOD
                                                            -------------------------------               ENDED
CLASS R (FORMERLY CLASS R1)                                        2005                2004             4/30/03*

Net asset value, beginning of period                             $10.35              $10.62              $10.44###
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                        $0.36               $0.37               $0.14
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             0.11               (0.08)               0.22^
--------------------------------------------------------------   ------              ------              ------
Total from investment operations                                  $0.47               $0.29               $0.36
--------------------------------------------------------------   ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                     $(0.48)             $(0.50)             $(0.18)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                           (0.02)              (0.06)                 --
--------------------------------------------------------------   ------              ------              ------
Total distributions declared to shareholders                     $(0.50)             $(0.56)             $(0.18)
--------------------------------------------------------------   ------              ------              ------
Redemption fees added to paid-in capital#                         $0.00+++              $--                 $--
--------------------------------------------------------------   ------              ------              ------
Net asset value, end of period                                   $10.32              $10.35              $10.62
--------------------------------------------------------------   ------              ------              ------
Total return (%)&                                                  4.63                2.75                3.43++
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    YEAR ENDED 4/30                      PERIOD
                                                            -------------------------------               ENDED
CLASS R (FORMERLY CLASS R1) (CONTINUED)                            2005                2004             4/30/03*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                         1.05                1.05                1.05+
---------------------------------------------------------------------------------------------------------------
Net investment income                                              3.43                3.46                3.88+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   99                 170                 141
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $32,330             $23,477              $9,880
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20%
    of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                             $0.34               $0.35               $0.13
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                         1.22                1.23                1.31+
---------------------------------------------------------------------------------------------------------------
Net investment income                                              3.26                3.28                3.62+
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R shares, December 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value previously reported as $10.42 has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 PERIOD ENDED
CLASS R1                                                              4/30/05*

Net asset value, beginning of period                                   $10.28
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.03
----------------------------------------------------------------------  -----
  Net realized and unrealized gain on investments and
  foreign currency                                                       0.08
----------------------------------------------------------------------  -----
Total from investment operations                                        $0.11
-----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.04)
----------------------------------------------------------------------  -----
Redemption fees added to paid-in capital#                               $0.00+++
----------------------------------------------------------------------  -----
Net asset value, end of period                                         $10.35
----------------------------------------------------------------------  -----
Total return (%)&                                                        1.02++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.76+
-----------------------------------------------------------------------------
Net investment income                                                    2.93+
-----------------------------------------------------------------------------
Portfolio turnover                                                         99
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $50
-----------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.65% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.03
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.93+
-----------------------------------------------------------------------------
Net investment income                                                    2.76+
-----------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 PERIOD ENDED
CLASS R2                                                              4/30/05*

Net asset value, beginning of period                                   $10.28
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.03
-----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency   0.08
---------------------------------------------------------------------  ------
Total from investment operations                                        $0.11
---------------------------------------------------------------------  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.04)
---------------------------------------------------------------------  ------
Redemption fees added to paid-in capital#                               $0.00+++
---------------------------------------------------------------------  ------
Net asset value, end of period                                         $10.35
---------------------------------------------------------------------  ------
Total return (%)&                                                        1.05++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.46+
-----------------------------------------------------------------------------
Net investment income                                                    3.23+
-----------------------------------------------------------------------------
Portfolio turnover                                                         99
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $51
-----------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.60% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.03
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.63+
-----------------------------------------------------------------------------
Net investment income                                                    3.06+
-----------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  YEAR ENDED             PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)                                         4/30/05                  4/30/04*

Net asset value, beginning of period                                  $10.35                   $10.49###
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.32                    $0.17
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
  foreign currency                                                      0.12                    (0.02)^
------------------------------------------------------------------  --------                     ----
Total from investment operations                                       $0.44                    $0.15
------------------------------------------------------------------  --------                     ----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.45)                  $(0.23)
-----------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                (0.02)                   (0.06)
------------------------------------------------------------------  --------                     ----
Total distributions declared to shareholders                          $(0.47)                  $(0.29)
------------------------------------------------------------------  --------                     ----
Redemption fees added to paid-in capital#                              $0.00+++                   $--
------------------------------------------------------------------  --------                     ----
Net asset value, end of period                                        $10.32                   $10.35
------------------------------------------------------------------  --------                     ----
Total return (%)&                                                       4.34                     1.44++###
-----------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                  YEAR ENDED             PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2) (CONTINUED)                             4/30/05                  4/30/04*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.31                     1.29+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   3.25                     3.24+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                        99                      170
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $3,908                      $40
-----------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.31                    $0.16
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.48                     1.47+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   3.08                     3.06+
-----------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R3 shares, October 31, 2003, through April 30, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $10.50 and 1.34%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 PERIOD ENDED
CLASS R4                                                              4/30/05*

Net asset value, beginning of period                                   $10.26
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.03
-----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                       0.08
----------------------------------------------------------------  -----------
Total from investment operations                                        $0.11
----------------------------------------------------------------  -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.04)
----------------------------------------------------------------  -----------
Redemption fees added to paid-in capital#                               $0.00+++
----------------------------------------------------------------  -----------
Net asset value, end of period                                         $10.33
----------------------------------------------------------------  -----------
Total return (%)&                                                        1.09++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               0.95+
-----------------------------------------------------------------------------
Net investment income                                                    3.73+
-----------------------------------------------------------------------------
Portfolio turnover                                                         99
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $51
-----------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.35% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.03
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.12+
-----------------------------------------------------------------------------
Net investment income                                                    3.56+
-----------------------------------------------------------------------------
  * For the period from the inception of Class R4 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 PERIOD ENDED
CLASS R5                                                              4/30/05*

Net asset value, beginning of period                                   $10.26
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.03
-----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                       0.08
----------------------------------------------------------------  -----------
Total from investment operations                                        $0.11
----------------------------------------------------------------  -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.04)
----------------------------------------------------------------  -----------
Redemption fees added to paid-in capital#                               $0.00+++
----------------------------------------------------------------  -----------
Net asset value, end of period                                         $10.33
----------------------------------------------------------------  -----------
Total return (%)&                                                        1.12++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               0.65+
-----------------------------------------------------------------------------
Net investment income                                                    4.04+
-----------------------------------------------------------------------------
Portfolio turnover                                                         99
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $51
-----------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.30% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.03
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               0.82+
-----------------------------------------------------------------------------
Net investment income                                                    3.87+
-----------------------------------------------------------------------------
  * For the period from the inception of Class R5 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEAR ENDED 4/30                      PERIOD
                                                            -------------------------------               ENDED
CLASS 529A                                                         2005                2004             4/30/03*

Net asset value, beginning of period                             $10.33              $10.61               $9.98###
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                        $0.36               $0.36               $0.29
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             0.11               (0.07)               0.75^
--------------------------------------------------------------   ------              ------              ------
Total from investment operations                                  $0.47               $0.29               $1.04
--------------------------------------------------------------   ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                     $(0.48)             $(0.51)             $(0.40)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                           (0.02)              (0.06)              (0.01)
--------------------------------------------------------------   ------              ------              ------
Total distributions declared to shareholders                     $(0.50)             $(0.57)             $(0.41)
--------------------------------------------------------------   ------              ------              ------
Redemption fees added to paid-in capital#                         $0.00+++              $--                 $--
--------------------------------------------------------------   ------              ------              ------
Net asset value, end of period                                   $10.30              $10.33              $10.61
--------------------------------------------------------------   ------              ------              ------
Total return (%)(+)&                                               4.66                2.75               10.56++
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    YEAR ENDED 4/30                      PERIOD
                                                            -------------------------------               ENDED
CLASS 529A (CONTINUED)                                             2005                2004             4/30/03*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                         1.05                1.05                1.05+
---------------------------------------------------------------------------------------------------------------
Net investment income                                              3.44                3.44                3.99+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   99                 170                 141
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $498                $229                $157
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and distributor contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                             $0.31               $0.33               $0.26
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                         1.47                1.33                1.41+
---------------------------------------------------------------------------------------------------------------
Net investment income                                              3.02                3.16                3.63+
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value previously reported as $10.05 has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEAR ENDED 4/30                      PERIOD
                                                            -------------------------------               ENDED
CLASS 529B                                                         2005                2004             4/30/03*

Net asset value, beginning of period                             $10.36              $10.64              $10.00###
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                        $0.28               $0.29               $0.23
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             0.13               (0.09)               0.76^
-------------------------------------------------------------    ------              ------              ------
Total from investment operations                                  $0.41               $0.20               $0.99
-------------------------------------------------------------    ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                     $(0.40)             $(0.42)             $(0.34)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                           (0.02)              (0.06)              (0.01)
-------------------------------------------------------------    ------              ------              ------
Total distributions declared to shareholders                     $(0.42)             $(0.48)             $(0.35)
-------------------------------------------------------------    ------              ------              ------
Redemption fees added to paid-in capital#                         $0.00+++              $--                 $--
-------------------------------------------------------------    ------              ------              ------
Net asset value, end of period                                   $10.35              $10.36              $10.64
-------------------------------------------------------------    ------              ------              ------
Total return (%)&                                                  3.97                1.89               10.00++
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    YEAR ENDED 4/30                      PERIOD
                                                            -------------------------------               ENDED
CLASS 529B (CONTINUED)                                             2005                2004             4/30/03*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                         1.80                1.80                1.80+
---------------------------------------------------------------------------------------------------------------
Net investment income                                              2.68                2.69                3.24+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   99                 170                 141
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $130                $117                 $41
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                             $0.26               $0.27               $0.21
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                         1.97                1.98                2.06+
---------------------------------------------------------------------------------------------------------------
Net investment income                                              2.51                2.51                2.98+
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value previously reported as $10.07 has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEAR ENDED 4/30                      PERIOD
                                                            -------------------------------               ENDED
CLASS 529C                                                         2005                2004             4/30/03*

Net asset value, beginning of period                             $10.36              $10.63              $10.00###
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                        $0.28               $0.28               $0.22
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             0.12               (0.07)               0.76^
---------------------------------------------------------------  ------              ------              ------
Total from investment operations                                  $0.40               $0.21               $0.98
---------------------------------------------------------------  ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                     $(0.40)             $(0.42)             $(0.34)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                           (0.02)              (0.06)              (0.01)
---------------------------------------------------------------  ------              ------              ------
Total distributions declared to shareholders                     $(0.42)             $(0.48)             $(0.35)
---------------------------------------------------------------  ------              ------              ------
Redemption fees added to paid-in capital#                         $0.00+++              $--                 $--
---------------------------------------------------------------  ------              ------              ------
Net asset value, end of period                                   $10.34              $10.36              $10.63
---------------------------------------------------------------  ------              ------              ------
Total return (%)&                                                  3.91                1.98                9.89++
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    YEAR ENDED 4/30                      PERIOD
                                                            -------------------------------               ENDED
CLASS 529C (CONTINUED)                                             2005                2004             4/30/03*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                         1.80                1.80                1.80+
---------------------------------------------------------------------------------------------------------------
Net investment income                                              2.69                2.70                3.23+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   99                 170                 141
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $249                $195                 $57
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                             $0.26               $0.26               $0.20
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                         1.97                1.98                2.06+
---------------------------------------------------------------------------------------------------------------
Net investment income                                              2.52                2.52                2.97+
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value previously reported as $10.07 has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

DOLLAR ROLL TRANSACTIONS - The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund's total return. The fund accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, amortization and accretion on debt securities, and wash sales.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                                  4/30/05            4/30/04
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                             $55,493,894        $44,773,396
------------------------------------------------------------------------------
  Long-term capital gain                        1,329,010            852,692
------------------------------------------------------------------------------
Total distributions declared                  $56,822,904        $45,626,088
------------------------------------------------------------------------------

During the year ended April 30, 2005, accumulated distributions in excess of net investment income decreased by $15,031,124 accumulated distributions in excess of net realized gain on investments and foreign currency transactions increased by $15,031,124 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, and corporate actions. This change had no effect on the net assets or net asset value per share.

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                   $3,949,620
          ----------------------------------------------------------
          Undistributed long-term capital gain             1,332,915
          ----------------------------------------------------------
          Unrealized depreciation                        (13,426,950)
          ----------------------------------------------------------
          Other temporary differences                     (5,483,803)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended April 30, 2005 were an effective rate of 0.35% of the fund's average daily net assets on an annualized basis.

The investment adviser has contractually agreed to pay the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that the fund's other expenses do not exceed 0.20% of its average daily net assets for Class A, Class B, Class C, Class I, and Class R (formerly Class R1), 0.65% for Class R1, 0.60% for Class R2, 0.45% for Class R3 (formerly Class R2), Class 529A, Class 529B, and Class 529C, 0.35% for Class R4, and 0.30% for Class R5, annually. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the year ended April 30, 2005, the fund paid MFS $95,075, equivalent to 0.00858% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $132,560 and $460 for the year ended April 30, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                     CLASS A        CLASS B        CLASS C         CLASS R        CLASS R1

Distribution Fee                       0.10%          0.75%          0.75%           0.25%           0.50%
----------------------------------------------------------------------------------------------------------------------------
Service Fee                            0.25%          0.25%          0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                0.35%          1.00%          1.00%           0.50%           0.75%
----------------------------------------------------------------------------------------------------------------------------

                                    CLASS R2       CLASS R3       CLASS R4      CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                       0.25%          0.25%          0.00%           0.25%           0.75%           0.75%
----------------------------------------------------------------------------------------------------------------------------
Service Fee                            0.25%          0.25%          0.25%           0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                0.50%          0.50%          0.25%           0.50%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended April 30, 2005 amounted to:

                                     CLASS A        CLASS B        CLASS C         CLASS R        CLASS R1

Service Fee Retained by MFD          $11,480           $106           $616            $151              $0
----------------------------------------------------------------------------------------------------------------------------

                                    CLASS R2       CLASS R3       CLASS R4      CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD               $0           $207             $0            $117             $14             $57
----------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

The Class A distribution fee and 0.10% of the Class A and Class 529A service fee are currently being waived on a contractual basis.

Fees incurred under the distribution plan during the year ended April 30, 2005 were as follows:

                                     CLASS A        CLASS B        CLASS C         CLASS R        CLASS R1

Effective Annual Percentage
Rates                                  0.15%          1.00%          1.00%           0.50%           0.75%
----------------------------------------------------------------------------------------------------------------------------

                                    CLASS R2       CLASS R3       CLASS R4      CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage
Rates                                  0.50%          0.50%          0.25%           0.25%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2005 were as follows:

                                     CLASS A        CLASS B        CLASS C      CLASS 529B      CLASS 529C

Contingent Deferred Sales
Charges Imposed                      $11,289       $230,959        $14,966             $10              $0
----------------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended April 30, 2005, the fund paid MFSC a fee of $1,069,715 for shareholder services which equated to 0.0965% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $331,461, and other costs paid by the fund directly to unaffiliated vendors for the year ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      PURCHASES          SALES

U.S. government securities                         $949,346,255   $645,942,340
------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $492,555,378   $423,483,638
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,332,212,096
          ----------------------------------------------------------
          Gross unrealized appreciation                  $10,099,348
          ----------------------------------------------------------
          Gross unrealized depreciation                  (23,526,298)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(13,426,950)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Year ended 4/30/05                 Year ended 4/30/04
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                              37,249,582      $386,882,143       45,294,883      $479,065,399
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             2,203,312        22,882,022        1,284,537        13,552,243
---------------------------------------------------------------------------------------------------------
Shares reacquired                       (25,794,769)     (267,237,045)     (16,097,551)     (169,835,207)
---------------------------------------------------------------------------------------------------------
Net change                               13,658,125      $142,527,120       30,481,869      $322,782,435
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               1,537,880       $16,011,271        3,198,583       $33,962,381
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               305,887         3,181,069          349,317         3,691,978
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,524,183)      (26,219,623)      (4,069,939)      (42,923,225)
---------------------------------------------------------------------------------------------------------
Net change                                 (680,416)      $(7,027,283)        (522,039)      $(5,268,866)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               1,570,859       $16,346,887        3,035,195       $32,277,099
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               153,958         1,601,117          140,414         1,483,458
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,627,136)      (16,914,755)      (1,986,929)      (20,980,959)
---------------------------------------------------------------------------------------------------------
Net change                                   97,681        $1,033,249        1,188,680       $12,779,598
---------------------------------------------------------------------------------------------------------

                                            Year ended 4/30/05                 Year ended 4/30/04
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS I SHARES

Shares sold                              22,607,631      $234,825,912       20,441,586      $216,103,118
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             1,787,458        18,561,637          826,441         8,716,934
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,402,638)      (14,552,848)     (21,660,724)     (228,391,600)
---------------------------------------------------------------------------------------------------------
Net change                               22,992,451      $238,834,701         (392,697)      $(3,571,548)
---------------------------------------------------------------------------------------------------------

CLASS R SHARES
(FORMERLY CLASS R1)

Shares sold                               2,179,755       $22,621,352        2,921,428       $30,884,591
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               106,978         1,109,776           81,624           860,463
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,423,784)      (14,786,371)      (1,664,650)      (17,585,963)
---------------------------------------------------------------------------------------------------------
Net change                                  862,949        $8,944,757        1,338,402       $14,159,091
---------------------------------------------------------------------------------------------------------

                                           Period ended 4/30/05*
                                         SHARES            AMOUNT

CLASS R1 SHARES

Shares sold                                   4,864           $49,999
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    16               171
----------------------------------------------------------------------
Net change                                    4,880           $50,170
----------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                   4,864           $49,999
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    18               183
----------------------------------------------------------------------
Net change                                    4,882           $50,182
----------------------------------------------------------------------

                                            Year ended 4/30/05               Period ended 4/30/04**
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS R3 SHARES
(FORMERLY CLASS R2)

Shares sold                                 445,504        $4,640,068            3,815           $40,015
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 5,195            53,792               93               982
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (75,895)         (790,460)              --                --
---------------------------------------------------------------------------------------------------------
Net change                                  374,804        $3,903,400            3,908           $40,997
---------------------------------------------------------------------------------------------------------

                                           Period ended 4/30/05*
                                         SHARES            AMOUNT

CLASS R4 SHARES

Shares sold                                   4,873           $49,999
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    20               204
----------------------------------------------------------------------
Net change                                    4,893           $50,203
----------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                   4,873           $49,999
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    21               217
----------------------------------------------------------------------
Net change                                    4,894           $50,216
----------------------------------------------------------------------

                                            Year ended 4/30/05                 Year ended 4/30/04
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES

Shares sold                                  29,267          $304,589            9,152           $96,114
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 1,643            17,012              979            10,311
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (4,788)          (49,685)          (2,705)          (28,228)
---------------------------------------------------------------------------------------------------------
Net change                                   26,122          $271,916            7,426           $78,197
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   1,531           $15,799            8,133           $86,564
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   515             5,358              455             4,803
---------------------------------------------------------------------------------------------------------
Shares reacquired                              (716)           (7,334)          (1,207)          (12,826)
---------------------------------------------------------------------------------------------------------
Net change                                    1,330           $13,823            7,381           $78,541
---------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                   6,318           $66,133           13,176          $140,224
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   912             9,480              532             5,616
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (1,951)          (20,179)            (308)           (3,247)
---------------------------------------------------------------------------------------------------------
Net change                                    5,279           $55,434           13,400          $142,593
---------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class R1, R2, R4 and R5 shares, April 1, 2005 through April 30, 2005.
** For the period from the inception of Class R3 shares, October 31, 2003 through April 30, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 2%, 12% and 12% respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2005 was $6,439, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

---------
PURCHASES
---------
                                           IN                           NET
                     CONTRACTS TO       EXCHANGE       CONTRACTS     UNREALIZED
SETTLEMENT DATE     DELIVER/RECEIVE       FOR           AT VALUE    APPRECIATION

  5/09/05           GBP      837,343    $1,594,301    $1,596,989       $2,688

GBP = British Pound

At April 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and the Shareholders of
MFS Research Bond Fund:

We have audited the accompanying statement of assets and liabilities of MFS Research Bond Fund (a portfolio of MFS Series Trust IX (the "Trust")), including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research Bond Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2005

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Series Trust IX, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                  $2,730,503,846.09     $29,606,896.23
------------------------------------------------------------------------------
David H. Gunning                         2,732,779,808.99     27,330,933.33
------------------------------------------------------------------------------
William R. Gutow                         2,732,004,448.13     28,106,294.19
------------------------------------------------------------------------------
Michael Hegarty                          2,732,854,178.68     27,256,563.64
------------------------------------------------------------------------------
J. Atwood Ives                           2,731,386,034.44     28,724,707.88
------------------------------------------------------------------------------
Amy B. Lane                              2,732,746,203.25     27,364,539.07
------------------------------------------------------------------------------
Robert J. Manning                        2,732,862,629.97     27,248,112.35
------------------------------------------------------------------------------
Lawrence T. Perera                       2,731,328,573.27     28,782,169.05
------------------------------------------------------------------------------
Robert C. Pozen                          2,733,205,508.07     26,905,234.25
------------------------------------------------------------------------------
J. Dale Sherratt                         2,731,785,991.67     28,324,750.65
------------------------------------------------------------------------------
Laurie J. Thomsen                        2,732,468,497.82     27,642,244.50
------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------
The Trustees and officers of the Trust, as of June 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Maria F. Dwyer(3)               Treasurer          May 2005            Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the
MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                           CUSTODIAN
Massachusetts Financial Services Company                     State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                   225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                  Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741                   200 Berkeley Street, Boston, MA 02116

CHIEF FIXED INCOME OFFICER
Michael W. Roberge

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $1,329,010 as a capital gain dividend for the year ended April 30, 2005.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             RBF-ANN-06/05 86M

MFS(R) BOND FUND                                                        4/30/05


ANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                             ANNUAL REPORT

                             LETTER FROM THE CEO                              1
                             --------------------------------------------------
                             PORTFOLIO COMPOSITION                            2
                             --------------------------------------------------
                             MANAGEMENT REVIEW                                3
                             --------------------------------------------------
                             PERFORMANCE SUMMARY                              5
                             --------------------------------------------------
                             EXPENSE TABLE                                   11
                             --------------------------------------------------
                             PORTFOLIO OF INVESTMENTS                        13
                             --------------------------------------------------
                             FINANCIAL STATEMENTS                            24
                             --------------------------------------------------
                             NOTES TO FINANCIAL STATEMENTS                   44
                             --------------------------------------------------
                             REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM                          58
                             --------------------------------------------------
                             RESULTS OF SHAREHOLDER MEETING                  59
                             --------------------------------------------------
                             TRUSTEES AND OFFICERS                           60
                             --------------------------------------------------
                             PROXY VOTING POLICIES AND INFORMATION           64
                             --------------------------------------------------
                             QUARTERLY PORTFOLIO DISCLOSURE                  64
                             --------------------------------------------------
                             FEDERAL TAX INFORMATION                         64
                             --------------------------------------------------
                             CONTACT INFORMATION                     BACK COVER
                             --------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      96.3%
              Cash & Other Net Assets                     3.7%

              BOND MARKET SECTORS*

              High Grade Corporates                      50.1%
              ------------------------------------------------
              High Yield Corporates                       9.6%
              ------------------------------------------------
              Commercial Mortgage-Backed
               Securities                                 7.6%
              ------------------------------------------------
              Mortgage-Backed Securities                  7.6%
              ------------------------------------------------
              U.S. Treasuries                             6.7%
              ------------------------------------------------
              U.S. Government Agencies                    6.1%
              ------------------------------------------------
              Emerging Market Bonds                       4.5%
              ------------------------------------------------
              Cash & Other Net Assets                     3.7%
              ------------------------------------------------
              Asset Backed Securities                     2.7%
              ------------------------------------------------
              International Government Bonds              1.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        26.7%
              ------------------------------------------------
              AA                                          4.3%
              ------------------------------------------------
              A                                          13.0%
              ------------------------------------------------
              BBB                                        37.9%
              ------------------------------------------------
              BB                                         13.0%
              ------------------------------------------------
              B                                           3.5%
              ------------------------------------------------
              Not Rated                                   1.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.9
              ------------------------------------------------
              Average Life                            8.7 yrs.
              ------------------------------------------------
              Average Maturity***                    13.8 yrs.
              ------------------------------------------------
              Average Quality****                           A-
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

The portfolio is actively managed, and current holdings may be different.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended April 30, 2005, Class A shares of the MFS Bond Fund provided a total return of 5.55%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers Government/Credit Index, returned 5.13%. The fund's main investment objective is to provide as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders' capital. The fund invests, under normal market conditions, at least 80% of its net assets in fixed income securities including corporate bonds, U.S. Government securities, mortgage-backed securities and asset-backed securities.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a dramatic flattening of the yield curve during the twelve-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) On June 30, 2004, the U.S. Federal Reserve Board raised its target federal funds rate for the first time in four years. For the remainder of the period, the Fed continued a steady drumbeat of quarter-point rate hikes. But while the Fed seemed committed to a course of gradually raising short-term rates, it appeared to us that several factors caused long-term rates to stagnate or retreat over the period.

Job growth, which had shot up in the spring of 2004, ebbed and flowed for the remainder of the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

In addition, performance in the U.S. corporate bond market slowed dramatically in the final months of the period as investors anticipated that General Motors, one of the largest issuers of corporate high-grade bonds, would see its debt downgraded to junk status.

CONTRIBUTORS TO PERFORMANCE

The fund's larger exposure to corporate bonds and smaller exposure to U.S. Treasuries helped performance relative to the benchmark as corporate bonds outperformed treasuries for the period while also generating a favorable yield advantage over our benchmark. (Principal value and interest on treasury securities are guaranteed by the U.S. government if held to maturity.) Good bond selection within the industrial, bank, and electric utilities groups also contributed to favorable results. Finally, while we do not actively manage interest rates, our overall duration positioning contributed to positive results. (Duration is a measure of sensitivity to interest rate changes.) Several individual bonds also contributed to relative performance including issues from Pacific Gas & Electric, DPL, Amerada Hess, Enterprise Products, Sprint, and Deutsche Telekom.

DETRACTORS FROM PERFORMANCE

While the fund's exposure to corporate and industrial bonds helped overall relative results, several individual bond issues from these groups detracted, including Kerr-McGee, J.C. Penney, Ford Motor and General Motors.

    Respectfully,

/s/ William J. Adams

    William J. Adams
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                          MFS Bond          Lehman Brothers
                           Fund -            Government/
                           Class A          Credit Index

          4/95             $ 9,525            $10,000
          4/96              10,351             10,865
          4/97              11,281             11,595
          4/98              12,563             12,908
          4/99              12,968             13,719
          4/00              12,772             13,850
          4/01              14,077             15,527
          4/02              14,977             16,688
          4/03              16,900             18,762
          4/04              17,689             19,100
          4/05              18,671             20,080

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      1-yr       3-yr      5-yr      10-yr
------------------------------------------------------------------------------
        A               5/08/74           5.55%     7.63%     7.89%      6.96%
------------------------------------------------------------------------------
        B               9/07/93           4.74%     6.86%     7.13%      6.20%
------------------------------------------------------------------------------
        C               1/03/94           4.74%     6.86%     7.14%      6.21%
------------------------------------------------------------------------------
        I               1/02/97           5.79%     7.95%     8.20%      7.24%
------------------------------------------------------------------------------
        R*             12/31/02           5.26%     7.43%     7.77%      6.90%
------------------------------------------------------------------------------
       R1               4/01/05           4.72%     6.85%     7.13%      6.20%
------------------------------------------------------------------------------
       R2               4/01/05           4.74%     6.86%     7.13%      6.20%
------------------------------------------------------------------------------
       R3*             10/31/03           5.00%     7.02%     7.23%      6.25%
------------------------------------------------------------------------------
       R4               4/01/05           5.54%     7.62%     7.89%      6.96%
------------------------------------------------------------------------------
       R5               4/01/05           5.57%     7.63%     7.89%      6.96%
------------------------------------------------------------------------------
      529A              7/31/02           5.07%     7.33%     7.71%      6.87%
------------------------------------------------------------------------------
      529B              7/31/02           4.48%     6.59%     6.97%      6.12%
------------------------------------------------------------------------------
      529C              7/31/02           4.56%     6.62%     6.99%      6.14%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average Corporate Debt "BBB"-Rated
fund+                                     5.39%     6.75%     7.48%      7.10%
------------------------------------------------------------------------------
Lehman Brothers Government/Credit
Index#                                    5.13%     6.36%     7.71%      7.22%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share Class
------------------------------------------------------------------------------
        A                                 0.54%     5.89%     6.85%      6.44%
------------------------------------------------------------------------------
        B                                 0.74%     5.98%     6.83%      6.20%
------------------------------------------------------------------------------
        C                                 3.74%     6.86%     7.14%      6.21%
------------------------------------------------------------------------------
      529A                                0.08%     5.61%     6.67%      6.36%
------------------------------------------------------------------------------
      529B                                0.48%     5.70%     6.66%      6.12%
------------------------------------------------------------------------------
      529C                                3.56%     6.62%     6.99%      6.14%
------------------------------------------------------------------------------
I, R, R1, R2, R3, R4 and R5 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                                 5.55%    24.66%    46.19%     96.02%
------------------------------------------------------------------------------
        B                                 4.74%    22.03%    41.12%     82.51%
------------------------------------------------------------------------------
        C                                 4.74%    22.04%    41.16%     82.66%
------------------------------------------------------------------------------
        I                                 5.79%    25.78%    48.29%    101.16%
------------------------------------------------------------------------------
        R*                                5.26%    23.99%    45.40%     94.96%
------------------------------------------------------------------------------
       R1                                 4.72%    22.01%    41.10%     82.48%
------------------------------------------------------------------------------
       R2                                 4.74%    22.04%    41.13%     82.52%
------------------------------------------------------------------------------
       R3*                                5.00%    22.57%    41.74%     83.32%
------------------------------------------------------------------------------
       R4                                 5.54%    24.65%    46.18%     96.01%
------------------------------------------------------------------------------
       R5                                 5.57%    24.68%    46.22%     96.05%
------------------------------------------------------------------------------
      529A                                5.07%    23.65%    45.00%     94.42%
------------------------------------------------------------------------------
      529B                                4.48%    21.11%    40.06%     81.14%
------------------------------------------------------------------------------
      529C                                4.56%    21.21%    40.20%     81.42%
------------------------------------------------------------------------------
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Government/Credit Index - measures investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders of certain retirement plans. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in high yield or lower-rated securities (non-rated below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

When interest rates rise, the prices of the fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise. Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Consequently, the average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject.

Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investments in foreign securities described above are heightened when investing in emerging markets countries.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase share price fluctuation.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM NOVEMBER 1, 2004, THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------
Share Class
------------

-------------------------------------------------------------------------------
                                                                     Expenses
                                      Beginning       Ending       Paid During
                       Annualized      Account        Account        Period**
                        Expense        Value           Value         11/01/04
                         Ratio        11/01/04        4/30/05        -4/30/05
-------------------------------------------------------------------------------
           Actual         0.90%        $1,000         $1,005          $4.47
    A      --------------------------------------------------------------------
           Hypothetical*  0.90%        $1,000         $1,020          $4.51
-------------------------------------------------------------------------------
           Actual         1.60%        $1,000         $1,001          $7.94
    B      --------------------------------------------------------------------
           Hypothetical*  1.60%        $1,000         $1,017          $8.00
-------------------------------------------------------------------------------
           Actual         1.60%        $1,000         $1,001          $7.94
    C      --------------------------------------------------------------------
           Hypothetical*  1.60%        $1,000         $1,017          $8.00
-------------------------------------------------------------------------------
           Actual         0.59%        $1,000         $1,006          $2.93
    I      --------------------------------------------------------------------
           Hypothetical*  0.59%        $1,000         $1,022          $2.96
-------------------------------------------------------------------------------
    R      Actual         1.11%        $1,000         $1,003          $5.51
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*  1.11%        $1,000         $1,019          $5.56
-------------------------------------------------------------------------------
           Actual         1.87%        $1,000         $1,001          $9.28
    R1     --------------------------------------------------------------------
           Hypothetical*  1.87%        $1,000         $1,016          $9.35
-------------------------------------------------------------------------------
           Actual         1.59%        $1,000         $1,001          $7.89
    R2     --------------------------------------------------------------------
           Hypothetical*  1.59%        $1,000         $1,017          $7.95
-------------------------------------------------------------------------------
    R3     Actual         1.39%        $1,000         $1,002          $6.90
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*  1.39%        $1,000         $1,018          $6.95
-------------------------------------------------------------------------------
           Actual         1.10%        $1,000         $1,005          $5.47
    R4     --------------------------------------------------------------------
           Hypothetical*  1.10%        $1,000         $1,019          $5.51
-------------------------------------------------------------------------------
           Actual         0.81%        $1,000         $1,005          $4.03
    R5     --------------------------------------------------------------------
           Hypothetical*  0.81%        $1,000         $1,021          $4.06
-------------------------------------------------------------------------------
           Actual         1.21%        $1,000         $1,002          $6.01
   529A    --------------------------------------------------------------------
           Hypothetical*  1.21%        $1,000         $1,019          $6.06
-------------------------------------------------------------------------------
           Actual         1.85%        $1,000          $999           $9.17
   529B    --------------------------------------------------------------------
           Hypothetical*  1.85%        $1,000         $1,016          $9.25
-------------------------------------------------------------------------------
           Actual         1.85%        $1,000         $1,000          $9.17
   529C    --------------------------------------------------------------------
           Hypothetical*  1.85%        $1,000         $1,016          $9.25
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/05
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.2%
-------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009                      $ 4,937,000    $    5,588,551
-------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                      5,140,000         5,553,307
-------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                      4,134,000         4,407,878
-------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                    6,693,000         7,927,952
-------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                     5,388,000         6,777,026
-------------------------------------------------------------------------------------------------
                                                                                   $   30,254,714
-------------------------------------------------------------------------------------------------
Aerospace - 0.5%
-------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                            $ 6,654,000    $    7,255,641
-------------------------------------------------------------------------------------------------

Airlines - 0.5%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                            $ 2,541,131    $    2,425,669
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2020                              4,398,863         4,318,274
-------------------------------------------------------------------------------------------------
                                                                                   $    6,743,943
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 10.2%
-------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                         $ 1,481,550    $        4,445
-------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                       4,595,000         4,780,301
-------------------------------------------------------------------------------------------------
ARCap, Inc., 6.1%, 2045##                                             2,150,000         2,006,333
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2905%, 2026                             4,095,000         4,250,989
-------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                             978,161           989,318
-------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011##                                                        5,180,000         5,244,750
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                           4,350,000         4,272,946
-------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                4,039,542         4,158,396
-------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                      3,966,000         4,078,242
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                     7,385,000         7,737,521
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp.,
1.1569%, 2008^^                                                      75,006,583         2,722,349
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                   4,362,000         4,417,203
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                     5,200,000         5,678,568
-------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                     699,000           701,735
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                             1,418,507         1,414,518
-------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                      4,668,000         4,912,522
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp.,
6.538%, 2031                                                          5,875,557         6,164,904
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                            2,675,000         2,700,901
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., FRN, 7.8612%, 2032                     1,390,000         1,543,388
-------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                            4,240,000         4,132,800
-------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                            6,770,000         6,708,650
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 4.1285%, 2023^^                      20,679,313         3,609,571
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029##                                                            3,028,000         3,409,211
-------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                4,140,000         3,935,068
-------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
7.9078%, 2034##                                                       3,065,000         3,403,302
-------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
4.305%, 2042                                                          3,544,438         3,520,889
-------------------------------------------------------------------------------------------------
Holmes Financing PLC, 3.8606%, 2040                                     771,000           774,373
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                             4,670,000         4,629,629
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
1.1576%, 2028^^                                                      46,309,291         1,477,405
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                           3,960,000         4,272,384
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 0.9411%, 2030^^##                         151,767,479         3,252,878
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                           6,477,000         6,695,850
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                              43,242            43,193
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                           6,145,781         6,441,176
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                          5,033,000         5,305,273
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 1.0131%, 2031^^                 66,147,083         1,348,918
-------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                           4,166,584         4,133,384
-------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp.,
7.3941%, 2013##                                                       3,468,000         3,793,519
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49%, 2029                1,018,215         1,016,026
-------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                            2,839,510         2,967,318
-------------------------------------------------------------------------------------------------
                                                                                   $  142,650,146
-------------------------------------------------------------------------------------------------

Automotive - 3.7%
-------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                         $ 2,984,000    $    2,452,078
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                   8,815,000         8,483,530
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                   5,886,000         5,512,804
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                   2,265,000         2,178,912
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.75%, 2010                          4,221,000         3,978,487
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                         4,197,000         3,912,087
-------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                   20,653,000        15,720,651
-------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                               4,799,000         4,804,975
-------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                               1,859,000         1,877,887
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                    3,004,000         3,109,140
-------------------------------------------------------------------------------------------------
                                                                                   $   52,030,551
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.9%
-------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, FRN, 8.963% to 2030,
6.035% to 2049,                                                     $ 4,214,000    $    5,952,376
-------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., FRN, 5.875%, 2014##                   4,158,000         4,158,000
-------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                     8,135,000         9,254,506
-------------------------------------------------------------------------------------------------
Barclays Bank PLC, FRN, 8.55% to 2011, 6.21% to 2049##               10,798,000        12,844,178
-------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                          5,758,000         6,038,703
-------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., FRN, 5.506% to 2015,
5.70% to 2049##                                                       4,976,000         4,756,752
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                         8,144,000         9,363,255
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                             5,712,000         5,749,711
-------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, FRN, 6.071% to 2014,
5.11% to 2049##                                                       7,199,000         7,622,100
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                            4,196,000         4,321,880
-------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                           5,310,000         5,493,301
-------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, FRN, 8.44% to 2008,
6.571% to 2049##                                                      9,752,000        10,881,847
-------------------------------------------------------------------------------------------------
Nordea Bank AB, FRN, 5.424% to 2015, 4.7975% to 2049##                4,178,000         4,223,068
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                              3,595,000         3,593,609
-------------------------------------------------------------------------------------------------
RBS Capital Trust II, FRN, 6.425% to 2034,
5.1525% to 2049                                                       6,325,000         6,827,939
-------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, FRN, 7.64% to 2007,
5.971% to 2049##                                                     12,502,000        13,428,986
-------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                    3,542,000         3,484,443
-------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                    6,193,000         6,826,426
-------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, FRN, 9.2% to 2010,
6.56% to 2049##                                                       8,744,000        10,557,479
-------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                          7,936,000         9,093,053
-------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                          3,896,000         3,891,586
-------------------------------------------------------------------------------------------------
Wells Fargo National Bank, 4.75%, 2015                                3,642,000         3,611,731
-------------------------------------------------------------------------------------------------
                                                                                   $  151,974,929
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
-------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                              $ 6,087,000    $    5,792,779
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                      5,875,000         6,007,188
-------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                        4,458,000         3,945,330
-------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                        16,336,000        18,457,948
-------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                  3,539,000         4,509,061
-------------------------------------------------------------------------------------------------
                                                                                   $   38,712,306
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.5%
-------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                            $ 4,186,000    $    4,159,486
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                           8,405,000         9,108,188
-------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                          7,094,000         7,768,632
-------------------------------------------------------------------------------------------------
                                                                                   $   21,036,306
-------------------------------------------------------------------------------------------------
Building - 1.2%
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                          $ 6,465,000    $    6,939,512
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2008                         4,685,000         4,567,875
-------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                  4,195,000         4,690,136
-------------------------------------------------------------------------------------------------
                                                                                   $   16,197,523
-------------------------------------------------------------------------------------------------
Business Services - 0.2%
-------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                           $ 1,970,000    $    2,102,975
-------------------------------------------------------------------------------------------------

Chemicals - 0.8%
-------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                            $ 2,831,000    $    3,121,178
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                         3,106,000         3,247,832
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                            4,002,000         4,068,613
-------------------------------------------------------------------------------------------------
                                                                                   $   10,437,623
-------------------------------------------------------------------------------------------------
Conglomerates - 0.6%
-------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                        $ 4,801,000    $    5,340,517
-------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                            2,435,000         2,673,282
-------------------------------------------------------------------------------------------------
                                                                                   $    8,013,799
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.2%
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                          $ 2,451,000    $    2,585,979
-------------------------------------------------------------------------------------------------

Containers - 0.7%
-------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                            $ 4,995,000    $    5,394,600
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     4,625,000         4,902,500
-------------------------------------------------------------------------------------------------
                                                                                   $   10,297,100
-------------------------------------------------------------------------------------------------
Defense Electronics - 1.1%
-------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                   $ 8,035,000    $    9,133,087
-------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                              5,900,000         6,814,111
-------------------------------------------------------------------------------------------------
                                                                                   $   15,947,198
-------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 1.3%
-------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                         $ 3,528,000    $    3,559,036
-------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                           1,640,000         1,922,900
-------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                           1,550,000         1,778,625
-------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                       3,151,800         3,494,558
-------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 10.61%, 2017                                      1,500,000         2,028,120
-------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                1,560,000         1,891,232
-------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                 2,800,000         3,443,036
-------------------------------------------------------------------------------------------------
                                                                                   $   18,117,507
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.9%
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                $ 2,488,845    $    2,481,055
-------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                      3,269,000         3,857,420
-------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                        581,000           682,675
-------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                        720,000           806,400
-------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                            830,000           707,575
-------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                     3,394,000         3,674,005
-------------------------------------------------------------------------------------------------
                                                                                   $   12,209,130
-------------------------------------------------------------------------------------------------
Energy - Independent - 2.3%
-------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                              $ 2,572,000    $    2,790,818
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                               4,115,000         4,320,750
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                   1,535,000         1,607,913
-------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                             2,715,000         2,879,312
-------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                         8,628,000         7,928,390
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                      3,772,000         3,796,559
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                       7,186,000         8,040,660
-------------------------------------------------------------------------------------------------
                                                                                   $   31,364,402
-------------------------------------------------------------------------------------------------

Energy - Integrated - 0.3%
-------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                      $ 2,466,000    $    2,818,774
-------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                        1,170,000         1,301,274
-------------------------------------------------------------------------------------------------
                                                                                   $    4,120,048
-------------------------------------------------------------------------------------------------
Entertainment - 1.5%
-------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                     $ 6,270,000    $    5,928,749
-------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                       6,649,000         8,347,361
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                          3,726,000         3,822,071
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                         2,897,000         3,159,575
-------------------------------------------------------------------------------------------------
                                                                                   $   21,257,756
-------------------------------------------------------------------------------------------------
Financial Institutions - 0.7%
-------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                       $ 3,474,000    $    3,432,541
-------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                         2,953,000         2,968,840
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                            1,244,000         1,340,752
-------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                       2,384,000         2,638,044
-------------------------------------------------------------------------------------------------
                                                                                   $   10,380,177
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
-------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                $ 5,455,000    $    5,945,950
-------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                        6,127,000         7,194,685
-------------------------------------------------------------------------------------------------
                                                                                   $   13,140,635
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
-------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                      $ 3,121,000    $    3,294,094
-------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.1%
-------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                          $ 6,189,000    $    6,491,667
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                          4,102,000         4,471,180
-------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                4,190,000         4,567,100
-------------------------------------------------------------------------------------------------
                                                                                   $   15,529,947
-------------------------------------------------------------------------------------------------
Insurance - 1.1%
-------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                     $ 5,830,000    $    5,535,556
-------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.75%, 2014                                 4,716,000         4,974,630
-------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                               4,623,000         4,949,430
-------------------------------------------------------------------------------------------------
                                                                                   $   15,459,616
-------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.3%
-------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                              $ 3,670,000    $    3,736,332
-------------------------------------------------------------------------------------------------

International Market Sovereign - 1.1%
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                     DKK 26,148,000    $    5,148,921
-------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                EUR  3,539,000         5,242,152
-------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013                                    EUR  3,615,000         5,232,204
-------------------------------------------------------------------------------------------------
                                                                                   $   15,623,277
-------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
-------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                     $ 4,675,000    $    4,779,360
-------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.5%
-------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                              $ 4,117,000    $    4,632,975
-------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                               2,545,000         2,770,584
-------------------------------------------------------------------------------------------------
                                                                                   $    7,403,559
-------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
-------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##             $ 2,308,000    $    2,513,036
-------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                           5,368,000         5,327,740
-------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                       5,363,000         6,440,834
-------------------------------------------------------------------------------------------------
                                                                                   $   14,281,610
-------------------------------------------------------------------------------------------------
Mortgage Backed - 7.6%
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2016                                         $ 8,759,873    $    9,082,368
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                        48,210,845        49,170,434
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                               14,991,828        14,865,575
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                         5,024,419         5,384,328
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                               11,569,042        12,042,740
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                 10,820,091        10,745,318
-------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                 3,316,501         3,406,988
-------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2028                                           104,817           112,679
-------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                  584,165           612,358
-------------------------------------------------------------------------------------------------
                                                                                   $  105,422,788
-------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.2%
-------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                    $ 8,438,000    $    9,937,871
-------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.875%, 2033                        5,864,000         6,311,329
-------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                          6,187,000         7,335,443
-------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                       3,345,000         3,541,221
-------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                           2,915,000         2,951,677
-------------------------------------------------------------------------------------------------
                                                                                   $   30,077,541
-------------------------------------------------------------------------------------------------
Oil Services - 0.3%
-------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                         $ 3,395,000    $    3,533,506
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.4%
-------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                   $ 5,206,000    $    5,391,479
-------------------------------------------------------------------------------------------------

Pollution Control - 0.3%
-------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                  $ 3,075,000    $    3,526,724
-------------------------------------------------------------------------------------------------

Printing & Publishing - 0.3%
-------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                    $ 3,975,000    $    4,412,250
-------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.4%
-------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                               $ 4,932,000    $    5,371,155
-------------------------------------------------------------------------------------------------

Real Estate - 2.3%
-------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                        $ 4,476,000    $    4,795,269
-------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                        4,920,000         5,106,753
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                    3,349,000         3,580,315
-------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                 6,890,000         7,200,050
-------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                  4,283,000         4,599,788
-------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                    6,252,000         6,428,844
-------------------------------------------------------------------------------------------------
                                                                                   $   31,711,019
-------------------------------------------------------------------------------------------------
Restaurants - 0.5%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                     $ 5,642,000    $    6,813,206
-------------------------------------------------------------------------------------------------

Retailers - 1.1%
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                       $ 4,200,000    $    4,305,000
-------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                    4,765,000         5,289,150
-------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                     5,894,000         5,622,664
-------------------------------------------------------------------------------------------------
                                                                                   $   15,216,814
-------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                              $ 5,052,000    $    5,409,934
-------------------------------------------------------------------------------------------------

Supranational - 0.2%
-------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                         $ 2,747,000    $    3,050,843
-------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.6%
-------------------------------------------------------------------------------------------------
America Movil S.A. De C.V., 6.375%, 2035                            $ 3,431,000    $    3,187,763
-------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                 6,290,000         4,748,950
-------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                             2,722,000         3,712,138
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                3,758,000         4,058,640
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                              3,190,000         3,229,875
-------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.25%, 2012                                    3,315,000         3,389,588
-------------------------------------------------------------------------------------------------
                                                                                   $   22,326,954
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.3%
-------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                        $ 5,027,000    $    5,561,953
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                 2,937,000         2,944,343
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                              4,050,000         4,384,125
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.5%, 2010               8,439,000         9,787,147
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030              7,624,000        10,216,229
-------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                  5,869,000         5,871,659
-------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                    5,886,000         5,830,212
-------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                               EUR 3,282,000         4,436,628
-------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                $ 3,188,000         3,268,574
-------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                   2,346,000         2,494,335
-------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                 4,820,000         5,567,100
-------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                  3,786,000         4,146,885
-------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                  8,539,000         9,722,002
-------------------------------------------------------------------------------------------------
                                                                                   $   74,231,192
-------------------------------------------------------------------------------------------------
Tobacco - 1.0%
-------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                        $ 5,021,000    $    5,544,735
-------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                     7,722,000         8,030,880
-------------------------------------------------------------------------------------------------
                                                                                   $   13,575,615
-------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
-------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                            $ 5,930,000    $    7,643,551
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 6.0%
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                $23,796,000    $   25,118,915
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                             11,413,000        12,553,364
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                               2,542,000         2,634,331
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                            7,978,269         8,024,382
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                            6,371,331         6,185,941
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                            6,877,960         6,924,593
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                            4,250,000         4,244,884
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                           7,100,000         6,985,416
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                           10,485,000        10,604,568
-------------------------------------------------------------------------------------------------
                                                                                   $   83,276,394
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.6%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                   $ 2,336,000    $    3,438,847
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                     5,685,000         6,420,940
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                        14,324,011        15,932,669
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                    40,540,000        41,111,686
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                         7,079,294         7,346,701
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                        18,171,000        17,876,430
-------------------------------------------------------------------------------------------------
                                                                                   $   92,127,273
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.2%
-------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                               $ 9,886,000    $   11,833,443
-------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                               5,066,000         5,395,290
-------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                           8,895,000         9,912,134
-------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                          8,911,000        10,875,510
-------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                            4,189,000         4,413,958
-------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                7,785,000         8,660,945
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                        5,158,000         5,539,661
-------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                        925,000           991,582
-------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                  3,010,000         3,475,626
-------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                      1,767,686         1,814,883
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                      200,000           203,226
-------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                          3,950,000         3,989,500
-------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                           2,502,000         2,872,469
-------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                          1,718,000         2,336,160
-------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                    5,793,000         5,847,414
-------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                         3,882,333         3,838,890
-------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                              10,879,000        10,737,910
-------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                        6,278,896         6,908,795
-------------------------------------------------------------------------------------------------
                                                                                   $   99,647,396
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,287,810,344)                                      $1,319,703,817
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 3.5%
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05,
at Amortized Cost<                                                  $49,023,000    $   49,018,983
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
-------------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05,
total to be received $12,003 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                    $    12,000    $       12,000
-------------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $1,336,841,327)                             $1,368,734,800
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.7%                                                  23,483,321
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,392,218,121
-------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
  < The rate shown represents an annualized yield at time of purchase.
(+) As of April 30, 2005, the fund had one security representing $4,445 and less than 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
 ## SEC Rule 144A restriction.

FRN = Floating Rate Note

All amounts are stated in U.S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

DKK = Danish Krone
EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 4/30/05
ASSETS
Investments, at value (identified cost, $1,336,841,327)      $1,368,734,800
---------------------------------------------------------------------------------------------------
Cash                                                                    243
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                   6,377,937
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,957,799
---------------------------------------------------------------------------------------------------
Interest receivable                                              20,373,797
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,397,444,576
---------------------------------------------------------------------------------------------------

LIABILITIES
Distributions payable                                              $909,490
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                 2,057,323
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                1,600,529
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     22,846
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       185,990
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       37,422
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  1,431
---------------------------------------------------------------------------------------------------
  Program manager fee                                                    17
---------------------------------------------------------------------------------------------------
  Administrative service fee                                             60
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              411,347
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $5,226,455
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,392,218,121
---------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                              $1,420,810,018
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                  31,891,162
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (54,937,711)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                           (5,545,348)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,392,218,121
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               107,973,752
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
  Net assets                                                   $926,909,208
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             71,816,642
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.91
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.91)                                                $13.55
---------------------------------------------------------------------------------------------------

Class B shares
  Net assets                                                   $307,017,486
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             23,864,856
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.86
---------------------------------------------------------------------------------------------------

Class C shares
  Net assets                                                    $82,890,020
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              6,450,530
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.85
---------------------------------------------------------------------------------------------------

Class I shares
  Net assets                                                    $44,603,673
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,454,293
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $12.91
---------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)
  Net assets                                                    $25,581,678
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,983,064
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $12.90
---------------------------------------------------------------------------------------------------

Class R1 shares
  Net assets                                                        $50,425
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  3,921
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $12.86
---------------------------------------------------------------------------------------------------

Class R2 shares
  Net assets                                                        $50,437
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  3,922
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $12.86
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R3 shares (formerly Class R2)

  Net assets                                                     $4,038,878
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                312,989
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $12.90
---------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                        $50,459
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  3,908
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $12.91
---------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                        $50,470
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  3,909
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $12.91
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                       $476,536
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 36,899
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.91
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.91)                                                $13.55
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $175,713
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 13,670
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.85
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $323,138
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 25,149
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.85
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class
C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/05

NET INVESTMENT INCOME

Interest income                                                                         $83,690,692
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $5,580,317
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                               44,012
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       2,419,331
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            2,832,062
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            3,435,150
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              854,290
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               87,990
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                  31
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  20
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                               6,222
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R4)                                  10
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             1,173
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             1,596
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             2,243
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        838
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                        399
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        561
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R1)                                    19
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    17
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                 3,111
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R4)                                     6
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R5)                                     4
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  119,537
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       371,163
---------------------------------------------------------------------------------------------------
  Printing                                                             70,111
---------------------------------------------------------------------------------------------------
  Postage                                                              62,809
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        59,958
---------------------------------------------------------------------------------------------------
  Legal fees                                                            3,429
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       315,593
---------------------------------------------------------------------------------------------------
Total expenses                                                                          $16,272,002
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (47,193)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                      (1,263,233)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $14,961,576
---------------------------------------------------------------------------------------------------
Net investment income                                                                   $68,729,116
---------------------------------------------------------------------------------------------------

State of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                         $18,052,314
---------------------------------------------------------------------------------------------------
  Futures contracts                                                   218,709
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        35,353
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                   $18,306,376
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                    $(12,352,886)
---------------------------------------------------------------------------------------------------
  Futures contracts                                                  (541,301)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                            1,114
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                   $(12,893,073)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $5,413,303
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $74,142,419
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         YEAR ENDED                 YEAR ENDED
                                                           4/30/05                    4/30/04

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                       $68,729,116                $77,592,354
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                        18,306,376                 50,595,274
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                (12,893,073)               (57,610,509)
--------------------------------------------------------   ------------              -------------
Change in net assets from operations                        $74,142,419                $70,577,119
--------------------------------------------------------   ------------              -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                  $(51,696,693)              $(57,254,315)
--------------------------------------------------------------------------------------------------
  Class B                                                   (16,422,202)               (20,406,079)
--------------------------------------------------------------------------------------------------
  Class C                                                    (4,085,830)                (4,746,881)
--------------------------------------------------------------------------------------------------
  Class I                                                    (2,807,698)                (2,615,309)
--------------------------------------------------------------------------------------------------
  Class R                                                      (931,192)                  (230,038)
--------------------------------------------------------------------------------------------------
  Class R1                                                         (188)                        --
--------------------------------------------------------------------------------------------------
  Class R2                                                         (201)                        --
--------------------------------------------------------------------------------------------------
  Class R3                                                      (63,301)                    (3,891)
--------------------------------------------------------------------------------------------------
  Class R4                                                         (223)                        --
--------------------------------------------------------------------------------------------------
  Class R5                                                         (234)                        --
--------------------------------------------------------------------------------------------------
  Class 529A                                                    (17,384)                   (10,208)
--------------------------------------------------------------------------------------------------
  Class 529B                                                     (7,213)                    (5,706)
--------------------------------------------------------------------------------------------------
  Class 529C                                                    (10,172)                    (6,514)
--------------------------------------------------------   ------------              -------------
Total distributions declared to shareholders               $(76,042,531)              $(85,278,941)
--------------------------------------------------------   ------------              -------------
Change in net assets from fund share transactions          $(84,912,104)             $(261,171,626)
--------------------------------------------------------   ------------              -------------
Redemption fees                                                  $9,602                        $--
--------------------------------------------------------   ------------              -------------
Total change in net assets                                 $(86,802,614)             $(275,873,448)
--------------------------------------------------------   ------------              -------------

NET ASSETS

At beginning of period                                   $1,479,020,735             $1,754,894,183
--------------------------------------------------------------------------------------------------
At end of period (including accumulated
distributions in excess of net investment income of
$5,545,348 and $5,588,236, respectively)                 $1,392,218,121             $1,479,020,735
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                            YEAR ENDED 4/30
                                          -----------------------------------------------------------------------------------
CLASS A                                         2005                2004               2003             2002             2001

Net asset value, beginning of period          $12.92              $13.03             $12.27           $12.34           $12.02
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                     $0.65               $0.65              $0.70            $0.76            $0.85
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      0.05               (0.05)              0.82             0.01             0.34
------------------------------------------    ------              ------             ------           ------           ------
Total from investment operations               $0.70               $0.60              $1.52            $0.77            $1.19
------------------------------------------    ------              ------             ------           ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $(0.71)             $(0.71)            $(0.76)          $(0.84)          $(0.87)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                               $0.00###              $--                $--              $--              $--
------------------------------------------    ------              ------             ------           ------           ------
Net asset value, end of period                $12.91              $12.92             $13.03           $12.27           $12.34
------------------------------------------    ------              ------             ------           ------           ------
Total return (%)(+)&                            5.55                4.67              12.84             6.39            10.22
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEAR ENDED 4/30
                                          -----------------------------------------------------------------------------------
CLASS A (CONTINUED)                             2005                2004               2003             2002             2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                      0.84                0.93               0.92             0.94             0.93
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                     4.98                4.95               5.59             6.09             7.01
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                40                  73                112              206              289
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                               $926,909            $956,960         $1,116,853         $975,849         $853,273
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                          $0.64               $0.64                $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      0.93                0.94                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                           4.89                4.94                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            YEAR ENDED 4/30
                                           ----------------------------------------------------------------------------------
CLASS B                                           2005                2004             2003             2002             2001

Net asset value, beginning of period            $12.88              $12.99           $12.23           $12.30           $11.98
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                       $0.56               $0.55            $0.61            $0.67            $0.76
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                        0.04               (0.04)            0.82             0.01             0.34
---------------------------------------------   ------              ------           ------           ------           ------
Total from investment operations                 $0.60               $0.51            $1.43            $0.68            $1.10
---------------------------------------------   ------              ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                    $(0.62)             $(0.62)          $(0.67)          $(0.75)          $(0.78)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                         $0.00###              $--              $--              $--              $--
---------------------------------------------   ------              ------           ------           ------           ------
Net asset value, end of period                  $12.86              $12.88           $12.99           $12.23           $12.30
---------------------------------------------   ------              ------           ------           ------           ------
Total return (%)&                                 4.74                3.94            12.09             5.62             9.49
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                        1.54                1.63             1.62             1.64             1.63
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       4.29                4.25             4.89             5.40             6.31
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  40                  73              112              206              289
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $307,017            $376,847         $474,882         $401,988         $335,629
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                            $0.54               $0.55              $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        1.63                1.64               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                             4.20                4.24               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                             YEAR ENDED 4/30
                                             --------------------------------------------------------------------------------
CLASS C                                            2005               2004             2003             2002             2001
Net asset value, beginning of period             $12.87             $12.97           $12.22           $12.29           $11.97
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                        $0.55              $0.55            $0.61            $0.67            $0.76
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.05              (0.04)            0.81             0.01             0.34
-----------------------------------------------  ------             ------           ------           ------           ------
Total from investment operations                  $0.60              $0.51            $1.42            $0.68            $1.10
-----------------------------------------------  ------             ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                     $(0.62)            $(0.61)          $(0.67)          $(0.75)          $(0.78)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00###             $--              $--              $--              $--
-----------------------------------------------  ------             ------           ------           ------           ------
Net asset value, end of period                   $12.85             $12.87           $12.97           $12.22           $12.29
-----------------------------------------------  ------             ------           ------           ------           ------
Total return (%)&                                  4.74               4.02            12.02             5.71             9.42
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                         1.54               1.63             1.62             1.64             1.63
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        4.28               4.25             4.91             5.40             6.31
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   40                 73              112              206              289
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $82,890            $91,338         $108,718         $107,212         $100,334
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                             $0.54              $0.55              $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         1.63               1.64               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                              4.19               4.24               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEAR ENDED 4/30
                                            ---------------------------------------------------------------------------------
CLASS I                                           2005                2004             2003             2002             2001

Net asset value, beginning of period            $12.93              $13.03           $12.27           $12.35           $12.03
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                       $0.69               $0.69            $0.67            $0.79            $0.90
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                        0.04               (0.04)            0.89             0.01             0.32
----------------------------------------------- ------              ------           ------           ------           ------
Total from investment operations                 $0.73               $0.65            $1.56            $0.80            $1.22
----------------------------------------------- ------              ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                    $(0.75)             $(0.75)          $(0.80)          $(0.88)          $(0.90)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                                 $0.00###              $--              $--              $--              $--
----------------------------------------------- ------              ------           ------           ------           ------
Net asset value, end of period                  $12.91              $12.93           $13.03           $12.27           $12.35
----------------------------------------------- ------              ------           ------           ------           ------
Total return (%)&                                 5.79                5.06            13.17             6.64            10.55
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.54                0.63             0.62             0.64             0.63
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       5.28                5.25             5.73             6.39             7.30
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  40                  73              112              206              289
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $44,604             $41,613          $53,249          $17,071          $14,459
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                            $0.68               $0.69              $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        0.63                0.64               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                             5.19                5.24               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      YEAR ENDED 4/30                    PERIOD
                                                               ------------------------------             ENDED
CLASS R (FORMERLY CLASS R1)                                           2005               2004           4/30/03*

Net asset value, beginning of period                                $12.92             $13.03            $12.67^
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.61              $0.64             $0.11
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                    0.06              (0.07)             0.49+++
-----------------------------------------------------------------   ------             ------            ------
Total from investment operations                                     $0.67              $0.57             $0.60
-----------------------------------------------------------------   ------             ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                        $(0.69)            $(0.68)           $(0.24)
-----------------------------------------------------------------   ------             ------            ------
Redemption fees added to paid-in capital#                            $0.00###             $--               $--
-----------------------------------------------------------------   ------             ------            ------
Net asset value, end of period                                      $12.90             $12.92            $13.03
-----------------------------------------------------------------   ------             ------            ------
Total return (%)&                                                     5.26               4.46              4.77++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.06               1.12              1.12+
---------------------------------------------------------------------------------------------------------------
Net investment income                                                 4.76               5.04              2.95+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      40                 73               112
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $25,582            $11,353              $872
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to
    Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.60              $0.64               $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.15               1.13                --
---------------------------------------------------------------------------------------------------------------
Net investment income                                                 4.67               5.03                --
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R shares, December 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The net asset value previously reported as $12.65 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                       PERIOD
                                                                        ENDED
CLASS R1                                                              4/30/05*

Net asset value, beginning of period                                   $12.80
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.04
-----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency transactions                                          0.07
---------------------------------------------------------------------  ------
Total from investment operations                                        $0.11
--------------------------------------------------------------------  -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.05)
--------------------------------------------------------------------  -------
Redemption fees added to paid-in capital#                               $0.00###
--------------------------------------------------------------------  -------
Net asset value, end of period                                         $12.86
--------------------------------------------------------------------  -------
Total return (%)&                                                        0.85++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.87+
-----------------------------------------------------------------------------
Net investment income                                                    4.06+
-----------------------------------------------------------------------------
Portfolio turnover                                                         40
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $50
-----------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.04
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.96+
-----------------------------------------------------------------------------
Net investment income                                                    3.97+
-----------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                       PERIOD
                                                                        ENDED
CLASS R2                                                              4/30/05*

Net asset value, beginning of period                                   $12.80
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.05
-----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency transactions                                          0.06
----------------------------------------------------------------  -----------
Total from investment operations                                        $0.11
----------------------------------------------------------------  -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.05)
----------------------------------------------------------------  -----------
Redemption fees added to paid-in capital#                               $0.00###
----------------------------------------------------------------  -----------
Net asset value, end of period                                         $12.86
----------------------------------------------------------------  -----------
Total return (%)&                                                        0.87++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.59+
-----------------------------------------------------------------------------
Net investment income                                                    4.37+
-----------------------------------------------------------------------------
Portfolio turnover                                                         40
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $50
-----------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.05
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.68+
-----------------------------------------------------------------------------
Net investment income                                                    4.28+
-----------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEAR               PERIOD
                                                                            ENDED                ENDED
CLASS R3 (FORMERLY CLASS R2)                                              4/30/05              4/30/04*

Net asset value, beginning of period                                       $12.92               $12.96^
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                  $0.53                $0.31
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                   0.11                (0.03)
----------------------------------------------------------------------    -------               ------
Total from investment operations                                            $0.64                $0.28
----------------------------------------------------------------------    -------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $(0.66)              $(0.32)
----------------------------------------------------------------------    -------               ------
Redemption fees added to paid-in capital#                                   $0.00###               $--
----------------------------------------------------------------------    -------               ------
Net asset value, end of period                                             $12.90               $12.92
----------------------------------------------------------------------    -------               ------
Total return (%)&                                                            5.00                 2.16++^
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                   1.36                 1.35+
------------------------------------------------------------------------------------------------------
Net investment income                                                        4.48                 4.84+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             40                   73
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $4,039                 $256
------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                       $0.52                $0.31
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.45                 1.37+
------------------------------------------------------------------------------------------------------
Net investment income                                                        4.39                 4.83+
------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R3 shares, October 31, 2003, through April 30, 2004.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The net asset value and total return previously reported as $12.98 and 2.01%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                       PERIOD
                                                                        ENDED
CLASS R4                                                              4/30/05*

Net asset value, beginning of period                                   $12.85
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.05
-----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency transactions                                          0.07
--------------------------------------------------------------------  -------
Total from investment operations                                        $0.12
--------------------------------------------------------------------  -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.06)
--------------------------------------------------------------------  -------
Redemption fees added to paid-in capital#                               $0.00###
--------------------------------------------------------------------  -------
Net asset value, end of period                                         $12.91
--------------------------------------------------------------------  -------
Total return (%)&                                                        0.91++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.10+
-----------------------------------------------------------------------------
Net investment income                                                    4.93+
-----------------------------------------------------------------------------
Portfolio turnover                                                         40
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $50
-----------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.05
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.19+
-----------------------------------------------------------------------------
Net investment income                                                    4.84+
-----------------------------------------------------------------------------
  * For the period from the inception of Class R4 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                       PERIOD
                                                                        ENDED
CLASS R5                                                              4/30/05*

Net asset value, beginning of period                                   $12.85
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.06
-----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency transactions                                          0.06
-------------------------------------------------------------------  --------
Total from investment operations                                        $0.12
-------------------------------------------------------------------  --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.06)
-------------------------------------------------------------------  --------
Redemption fees added to paid-in capital#                               $0.00###
-------------------------------------------------------------------  --------
Net asset value, end of period                                         $12.91
-------------------------------------------------------------------  --------
Total return (%)&                                                        0.93++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                               0.81+
-----------------------------------------------------------------------------
Net investment income                                                    5.14+
-----------------------------------------------------------------------------
Portfolio turnover                                                         40
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $50
-----------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.06
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               0.90+
-----------------------------------------------------------------------------
Net investment income                                                    5.05+
-----------------------------------------------------------------------------
  * For the period from the inception of Class R5 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                               YEAR ENDED 4/30
                                                      ---------------------------------            PERIOD ENDED
CLASS 529A                                                   2005                  2004                 4/30/03*

Net asset value, beginning of period                       $12.94                $13.04                  $12.05^
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.60                 $0.61                   $0.39
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.05                 (0.04)                   1.14+++
--------------------------------------------------------   ------                ------                  ------
Total from investment operations                            $0.65                 $0.57                   $1.53
--------------------------------------------------------   ------                ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.68)               $(0.67)                 $(0.54)
--------------------------------------------------------   ------                ------                  ------
Redemption fees added to paid-in capital#                   $0.00###                $--                     $--
--------------------------------------------------------   ------                ------                  ------
Net asset value, end of period                             $12.91                $12.94                  $13.04
--------------------------------------------------------   ------                ------                  ------
Total return (%)(+)&                                         5.07                  4.44                   12.94++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.16                  1.22                    1.22+
---------------------------------------------------------------------------------------------------------------
Net investment income                                        4.67                  4.75                    4.68+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             40                    73                     112
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $477                  $300                    $140
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino
    LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.59                 $0.61                     $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.25                  1.23                      --
---------------------------------------------------------------------------------------------------------------
Net investment income                                        4.58                  4.74                      --
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002 through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The net asset value previously reported as $12.14 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                               YEAR ENDED 4/30
                                                      ---------------------------------            PERIOD ENDED
CLASS 529B                                                   2005                  2004                 4/30/03*

Net asset value, beginning of period                       $12.87                $12.98                  $12.01^
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.52                 $0.53                   $0.39
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.05                 (0.06)                   1.06+++
-------------------------------------------------------    ------                ------                  ------
Total from investment operations                            $0.57                 $0.47                   $1.45
-------------------------------------------------------    ------                ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.59)               $(0.58)                 $(0.48)
-------------------------------------------------------    ------                ------                  ------
Redemption fees added to paid-in capital#                   $0.00###                $--                     $--
-------------------------------------------------------    ------                ------                  ------
Net asset value, end of period                             $12.85                $12.87                  $12.98
-------------------------------------------------------    ------                ------                  ------
Total return (%)&                                            4.48                  3.68                   12.27++^
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.80                  1.88                    1.87+
---------------------------------------------------------------------------------------------------------------
Net investment income                                        4.02                  4.06                    4.30+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             40                    73                     112
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $176                  $161                     $81
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino
    LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.51                 $0.53                     $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.89                  1.89                      --
---------------------------------------------------------------------------------------------------------------
Net investment income                                        3.93                  4.05                      --
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002 through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The net asset value previously reported as $12.10 and 12.26%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                               YEAR ENDED 4/30
                                                      ---------------------------------            PERIOD ENDED
CLASS 529C                                                   2005                  2004                 4/30/03*

Net asset value, beginning of period                       $12.86                $12.97                  $12.00^
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.51                 $0.52                   $0.36
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.07                 (0.05)                   1.09+++
-------------------------------------------------------    ------                ------                  ------
Total from investment operations                            $0.58                 $0.47                   $1.45
-------------------------------------------------------    ------                ------                  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.59)               $(0.58)                 $(0.48)
-------------------------------------------------------    ------                ------                  ------
Redemption fees added to paid-in capital#                   $0.00###                $--                     $--
-------------------------------------------------------    ------                ------                  ------
Net asset value, end of period                             $12.85                $12.86                  $12.97
-------------------------------------------------------    ------                ------                  ------
Total return (%)&                                            4.56                  3.68                   12.27++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.81                  1.88                    1.87+
---------------------------------------------------------------------------------------------------------------
Net investment income                                        4.02                  4.07                    4.26+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             40                    73                     112
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $323                  $193                    $100
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino
    LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.50                 $0.52                     $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.90                  1.89                      --
---------------------------------------------------------------------------------------------------------------
Net investment income                                        3.93                  4.06                      --
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002 through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The net asset value previously reported as $12.09 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INDEXED SECURITIES - The fund may invest in indexed securities whose value may be linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, defaulted bonds, wash sales and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                              4/30/05        4/30/04
          Distributions declared from:
         -----------------------------------------------------------
            Ordinary income                $76,042,531    $85,278,941
         -----------------------------------------------------------

During the year ended April 30, 2005, accumulated distributions in excess of net investment income decreased by $7,356,303, accumulated net realized loss on investments and foreign currency transactions increased by $7,356,213, and paid-in capital decreased by $90 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, derivatives, and defaulted bonds. This change had no effect on the net assets or net asset value per share.

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                      $51,479
          ----------------------------------------------------------
          Capital loss carryforward                      (43,144,172)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)          20,099,934
          ----------------------------------------------------------
          Other temporary differences                     (5,599,138)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration:

          EXPIRATION DATE

          April 30, 2009                                $(12,469,682)
          ----------------------------------------------------------
          April 30, 2010                                  (4,472,574)
          ----------------------------------------------------------
          April 30, 2011                                 (26,201,916)
          ----------------------------------------------------------
          Total                                         $(43,144,172)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.1 billion of average net assets              0.39%
          ----------------------------------------------------------
          Average net assets in excess of $1.1 billion          0.38%
          ----------------------------------------------------------

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $3,333 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $6,838 for retired Independent Trustees for the year ended April 30, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the year ended April 30, 2005, the fund paid MFS $119,537, equivalent to 0.01% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $137,687 and $1,433 for the year ended April 30, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                     CLASS A         CLASS B         CLASS C         CLASS R        CLASS R1       CLASS R2

Distribution Fee                       0.10%           0.75%           0.75%           0.25%           0.50%          0.25%
---------------------------------------------------------------------------------------------------------------------------
Service Fee                            0.25%           0.25%           0.25%           0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                0.35%           1.00%           1.00%           0.50%           0.75%          0.50%
---------------------------------------------------------------------------------------------------------------------------

                                    CLASS R3        CLASS R4      CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                       0.25%           0.00%           0.25%           0.75%           0.75%
---------------------------------------------------------------------------------------------------------------------------
Service Fee                            0.25%           0.25%           0.25%           0.25%           0.25%
---------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                0.50%           0.25%           0.50%           1.00%           1.00%
---------------------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended April 30, 2005 amounted to:

                                     CLASS A         CLASS B         CLASS C         CLASS R

Service Fee Retained by MFD         $111,573          $3,185          $2,703             $17
--------------------------------------------------------------------------------------------

                                    CLASS R3      CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD             $210            $121             $15             $68
--------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended April 30, 2005 were as follows:

                                     CLASS A         CLASS B         CLASS C         CLASS R        CLASS R1       CLASS R2

Effective Annual Percentage
Rates                                  0.30%           1.00%           1.00%           0.50%           0.75%          0.50%
---------------------------------------------------------------------------------------------------------------------------

                                    CLASS R3        CLASS R4      CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage
Rates                                  0.50%           0.25%           0.35%           1.00%           1.00%
------------------------------------------------------------------------------------------------------------

Payment of the 0.05% and 0.15% per annum portion of the Class A and Class 529A distribution fees, respectively, that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges.
Contingent deferred sales charges imposed during the year ended April 30, 2005 were as follows:

                                     CLASS A         CLASS B         CLASS C      CLASS 529B      CLASS 529C

Contingent Deferred Sales
Charges Imposed                      $66,010        $628,658         $10,270             $30              $5
------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended April 30, 2005, the fund paid MFSC a fee of $1,373,241 for shareholder services which equated to 0.1% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $513,993, and other costs paid by the fund directly to unaffiliated vendors for the year ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                        $187,032,394     $159,367,990
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $365,632,885     $538,709,817
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,348,634,866
          ----------------------------------------------------------
          Gross unrealized appreciation                  $40,494,100
          ----------------------------------------------------------
          Gross unrealized depreciation                  (20,394,166)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $20,099,934
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Year ended 4/30/05                 Year ended 4/30/04
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                              21,864,233      $284,466,379       44,145,264      $579,236,294
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             3,680,619        47,850,879        3,691,661        48,281,047
---------------------------------------------------------------------------------------------------------
Shares reacquired                       (27,770,351)     (360,808,321)     (59,516,284)     (777,521,898)
---------------------------------------------------------------------------------------------------------
Net change                               (2,225,499)     $(28,491,063)     (11,679,359)    $(150,004,557)
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               4,243,770       $55,048,075        6,413,706       $83,975,447
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             1,067,120        13,826,177        1,226,723        15,989,524
---------------------------------------------------------------------------------------------------------
Shares reacquired                       (10,698,374)     (138,459,765)     (14,956,563)     (194,659,053)
---------------------------------------------------------------------------------------------------------
Net change                               (5,387,484)     $(69,585,513)      (7,316,134)     $(94,694,082)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               1,459,825       $18,882,156        1,671,456       $21,841,715
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               233,396         3,020,826          251,821         3,278,689
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,340,335)      (30,248,866)      (3,206,078)      (41,722,392)
---------------------------------------------------------------------------------------------------------
Net change                                 (647,114)      $(8,345,884)      (1,282,801)     $(16,601,988)
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                               2,195,015       $28,360,937        1,334,466       $17,536,860
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               223,615         2,909,669          198,009         2,590,959
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,182,588)      (28,486,416)      (2,399,946)      (31,269,543)
---------------------------------------------------------------------------------------------------------
Net change                                  236,042        $2,784,190         (867,471)     $(11,141,724)
---------------------------------------------------------------------------------------------------------

CLASS R SHARES
(FORMERLY CLASS R1)

Shares sold                               1,625,674       $21,140,274        1,239,494       $16,251,731
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                69,114           898,668           13,132           172,442
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (590,528)       (7,662,459)        (440,730)       (5,757,623)
---------------------------------------------------------------------------------------------------------
Net change                                1,104,260       $14,376,483          811,896       $10,666,550
---------------------------------------------------------------------------------------------------------

                                           Period ended 4/30/05*
                                         SHARES            AMOUNT

CLASS R1 SHARES

Shares sold                                   3,906           $49,961
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    15               188
----------------------------------------------------------------------
Net change                                    3,921           $50,149
----------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                   3,906           $49,961
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    16               201
----------------------------------------------------------------------
Net change                                    3,922           $50,162
----------------------------------------------------------------------

                                            Year ended 4/30/05               Period ended 4/30/04**
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS R3 SHARES
(FORMERLY CLASS R2)

Shares sold                                 338,636        $4,417,197           20,192          $265,757
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 4,902            63,699              215             2,842
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (50,394)         (660,949)            (562)           (7,374)
---------------------------------------------------------------------------------------------------------
Net change                                  293,144        $3,819,947           19,845          $261,225
---------------------------------------------------------------------------------------------------------

                                           Period ended 4/30/05*
                                         SHARES            AMOUNT

CLASS R4 SHARES

Shares sold                                   3,891           $49,961
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    17               221
----------------------------------------------------------------------
Net change                                    3,908           $50,182
----------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                   3,891           $49,961
----------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    18               234
----------------------------------------------------------------------
Net change                                    3,909           $50,195
----------------------------------------------------------------------

                                            Year ended 4/30/05                 Year ended 4/30/04
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES

Shares sold                                  15,365          $200,898           12,316          $162,630
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 1,425            18,540              726             9,514
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (3,107)          (39,799)            (577)           (7,640)
---------------------------------------------------------------------------------------------------------
Net change                                   13,683          $179,639           12,465          $164,504
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   2,157           $28,195            6,963           $91,302
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   599             7,757              414             5,399
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (1,580)          (20,214)          (1,105)          (14,568)
---------------------------------------------------------------------------------------------------------
Net change                                    1,176           $15,738            6,272           $82,133
---------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                  14,259          $186,999           11,101          $145,864
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   836            10,814              475             6,190
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (4,963)          (64,142)          (4,235)          (55,741)
---------------------------------------------------------------------------------------------------------
Net change                                   10,132          $133,671            7,341           $96,313
---------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class R1, R2, R4, and R5 shares, April 1, 2005, through April 30, 2005.
** For the period from the inception of Class R3 shares, October 31, 2003, through April 30, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2005 was $10,374, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended April 30, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by (i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and the Shareholders of MFS Bond Fund:

We have audited the accompanying statement of assets and liabilities of MFS Bond Fund (a portfolio of MFS Series Trust IX "the Trust"), including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Bond Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2005

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Bond Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                  $2,730,503,846.09    $29,606,896.23
------------------------------------------------------------------------------
David H. Gunning                         2,732,779,808.99     27,330,933.33
------------------------------------------------------------------------------
William R. Gutow                         2,732,004,448.13     28,106,294.19
------------------------------------------------------------------------------
Michael Hegarty                          2,732,854,178.68     27,256,563.64
------------------------------------------------------------------------------
J. Atwood Ives                           2,731,386,034.44     28,724,707.88
------------------------------------------------------------------------------
Amy B. Lane                              2,732,746,203.25     27,364,539.07
------------------------------------------------------------------------------
Robert J. Manning                        2,732,862,629.97     27,248,112.35
------------------------------------------------------------------------------
Lawrence T. Perera                       2,731,328,573.27     28,782,169.05
------------------------------------------------------------------------------
Robert C. Pozen                          2,733,205,508.07     26,905,234.25
------------------------------------------------------------------------------
J. Dale Sherratt                         2,731,785,991.67     28,324,750.65
------------------------------------------------------------------------------
Laurie J. Thomsen                        2,732,468,497.82     27,642,244.50
------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------
The Trustees and officers of the Trust, as of June 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice Chairman
                                                                       (June 2000 to December 2001);
                                                                       Fidelity Management & Research
                                                                       Company (investment adviser),
                                                                       President (March 1997 to July
                                                                       2001); Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Maria F. Dwyer(3)               Treasurer          May 2005            Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President
------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the
MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
William J. Adams

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE (unaudited)
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFB-ANN-06/05 87M

MFS(R) MUNICIPAL LIMITED MATURITY FUND                                  4/30/05


ANNUAL REPORT
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                2
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    3
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  6
                        ------------------------------------------------------
                        EXPENSE TABLE                                       10
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            12
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                31
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       41
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              53
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      54
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               55
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               59
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      59
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             59
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      99.2%
              Cash & Other Net Assets                     0.8%

              TOP 5 BOND INDUSTRIES*

              General Obligations-General Purpose        14.3%
              ------------------------------------------------
              Healthcare Revenue-Hospitals               13.0%
              ------------------------------------------------
              State & Local Appropriations               10.7%
              ------------------------------------------------
              Utilities-Municipal Owned                   8.8%
              ------------------------------------------------
              General Obligations-Schools                 7.6%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        61.2%
              ------------------------------------------------
              AA                                         12.2%
              ------------------------------------------------
              A                                          10.9%
              ------------------------------------------------
              BBB                                        14.8%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              Not Rated                                   0.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             2.9
              ------------------------------------------------
              Average Life                            4.7 yrs.
              ------------------------------------------------
              Average Maturity***                     6.9 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Credit Quality
              Short Term Bonds                             A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

The portfolio is actively managed, and current holdings may be different.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended April 30, 2005, Class A shares of the MFS Municipal Limited Maturity Fund provided a total return of 2.45%, at net asset value. In comparison, the fund's benchmarks, the Lehman Brothers Three-Year Municipal Bond Index and the Lehman Brothers Five-Year Municipal Bond Index, returned 1.62% and 3.50%, respectively. The fund's investment objective is to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing while seeking protection of shareholders' capital. The fund invests, under normal market conditions, at least 80% of its net assets in municipal securities, which are bonds or other debt obligations of a U.S. state or political subdivision, such as a county, city, town, village, or authority, and other investments, the interest on which is exempt from federal income tax.

MARKET ENVIRONMENT

The U.S. fixed income market experienced a flattening of the yield curve during the twelve-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate seven times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, it appears that several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

PERFORMANCE RELATIVE TO THE FUND'S BENCHMARKS

The fund has two benchmarks, the Lehman Brothers Three-Year Municipal Bond Index and the Lehman Brothers Five-Year Municipal Bond Index (the Lehman indices).

The chief detractor from performance relative to the five-year index was yield curve positioning. (A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short-term rates lower than long-term rates.) Compared with the five-year benchmark, the fund was more heavily weighted in bonds on the short end of the yield curve (represented by bonds with durations of 0-to-4 years) where rates rose, and underweighted in bonds in the middle of the curve (represented by bonds with durations of 4-to-8 years) where rates fell. (Duration is a measure of a fund's sensitivity to changes in interest rates.)

The principal source of relative performance vs. the three-year index was strong security selection in the general obligation, health care, and utilities sectors. Our positioning along the yield curve also helped boost relative results. The fund's exposure to the longer part of the curve (represented by securities with durations of four to eight years) aided results relative to the benchmark, which consists solely of bonds with maturities between 2.00 and 3.99 years, as the yield curve flattened and rates on these longer-term municipal bonds fell.

In the area of credit quality, both funds benefited from their higher exposure to lower-quality debt relative to their respective benchmarks, as "BBB"-rated bonds outperformed higher-quality issues over the period. (The Lehman indices are composed primarily of higher-grade securities.)

    Respectfully,

/s/ Geoffrey L. Schechter

    Geoffrey L. Schechter
    Portfolio Manager

Note to Shareholders: Effective May 1, 2005, Michael Dawson is no longer a portfolio manager of the fund.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                     Lehman Brothers          Lehman Brothers
                MFS Municipal          Three-Year                Five-Year
              Limited Maturity          Municipal                Municipal
               Fund -- Class A         Bond Index               Bond Index

4/95              $ 9,750               $10,000                  $10,000
4/96               10,248                10,626                   10,686
4/97               10,608                11,115                   11,184
4/98               11,140                11,731                   11,936
4/99               11,659                12,405                   12,709
4/00               11,703                12,600                   12,755
4/01               12,568                13,578                   13,915
4/02               13,248                14,403                   14,872
4/03               14,100                15,241                   16,044
4/04               14,290                15,462                   16,321
4/05               14,640                15,713                   16,892

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A               3/17/92           2.45%      3.39%     4.58%     4.15%
------------------------------------------------------------------------------
        B               9/07/93           1.65%      2.59%     3.78%     3.35%
------------------------------------------------------------------------------
        C               7/01/94           1.71%      2.55%     3.72%     3.28%
------------------------------------------------------------------------------

---------------------
Average annual
---------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average short/intermediate-term
municipal bond fund+                      2.16%      3.36%     4.52%     4.21%
------------------------------------------------------------------------------
Lehman Brothers Three-Year Municipal
Bond Index#                               1.62%      2.94%     4.51%     4.62%
------------------------------------------------------------------------------
Lehman Brothers Five-Year Municipal
Bond Index#                               3.50%      4.34%     5.78%     5.38%
------------------------------------------------------------------------------

---------------------
Average annual
with sales charge
---------------------

   Share class
------------------------------------------------------------------------------
        A                                -0.11%      2.52%     4.05%     3.89%
------------------------------------------------------------------------------
        B                                -2.33%      1.63%     3.43%     3.35%
------------------------------------------------------------------------------
        C                                 0.72%      2.55%     3.72%     3.28%
------------------------------------------------------------------------------

---------------------
Cumulative without
sales charge
---------------------

------------------------------------------------------------------------------
        A                                 2.45%     10.51%    25.09%    50.16%
------------------------------------------------------------------------------
        B                                 1.65%      7.98%    20.39%    39.04%
------------------------------------------------------------------------------
        C                                 1.71%      7.86%    20.04%    38.10%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers Municipal Bond Five-Year Index - is a market-value-weighted index representative of the medium-term (4 to 6 years) tax-exempt bond market.

Lehman Brothers Municipal Bond Three-Year Index - is a market-value-weighted index representative of the medium-term (2 to 4 years) tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 2.50% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

Income earned on bonds issued by states of which you are not a resident, or their political subdivisions, may be subject to taxation by the state in which you reside.

The fund invests in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The fund may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects, such as building a hospital, and are not backed by the full faith and credit of the municipal issuer. The fund may invest in assets in revenue bonds relating to any one specific industry (e.g., housing, health care, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Bonds rated in the lowest investment grade category (i.e., bonds receiving the fourth highest credit rating) by credit rating agencies are called speculative bonds. Speculative bonds are subject to a higher risk that the issuer will default on payments of principal and interest than higher rated investment grade bonds. Although the issuer's ability to make interest and principal payments appears adequate, an adverse change in economic conditions or other circumstances is more likely to cause a default by the issuer of a speculative bond than the issuer of a higher rated investment grade bond. If a security purchased by the fund is downgraded below investment grade, the security will be sold only if the Adviser believes it is advantageous to do so.

The fixed income securities purchased by the fund may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
NOVEMBER 1, 2004, THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    11/01/04-
                            Ratio      11/01/04         4/30/05        4/30/05
-------------------------------------------------------------------------------
           Actual           0.73%       $1,000          $1,004           $3.63
    A      --------------------------------------------------------------------
           Hypothetical*    0.73%       $1,000          $1,021           $3.66
-------------------------------------------------------------------------------
           Actual           1.49%       $1,000          $1,000           $7.39
    B     ---------------------------------------------------------------------
           Hypothetical*    1.49%       $1,000          $1,017           $7.45
-------------------------------------------------------------------------------
           Actual           1.59%       $1,000          $1,001           $7.89
    C      --------------------------------------------------------------------
           Hypothetical*    1.59%       $1,000          $1,017           $7.95
-------------------------------------------------------------------------------

  * 5% class return per year before expenses.
 ** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.9%
----------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev. "A", FSA, 5.375%, 2015                 $  1,000,000     $  1,104,499
----------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), FSA, 5.25%, 2013        1,500,000        1,633,905
----------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008             250,000          264,203
----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport, "A", AMBAC,
6%, 2013                                                            1,000,000        1,147,450
----------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey
(Refunding Port District Project), "A", FSA, 5.25%, 2009              550,000          594,534
----------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006         1,000,000        1,046,840
----------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev.,"B",FGIC, 5.25%, 2015             1,250,000        1,324,088
----------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                    1,000,000        1,072,020
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.25%, 2007                   375,000          392,171
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.75%, 2010                   175,000          193,601
----------------------------------------------------------------------------------------------
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC,
5.25%, 2009                                                           500,000          533,140
----------------------------------------------------------------------------------------------
Omaha, NE, Airport Authority Rev., FSA, 4%, 2006                      500,000          504,200
----------------------------------------------------------------------------------------------
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                         500,000          522,055
----------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp. Airport Rev., "A",
FGIC, 5%, 2012                                                        750,000          805,418
----------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport Rev.,
"A", FSA, 5%, 2009                                                    200,000          212,896
----------------------------------------------------------------------------------------------
Wayne Charter County, MI, Airport Rev., Refunding Detroit
Metropolitan, "D", FGIC, 5.25%, 2006                                1,000,000        1,032,620
----------------------------------------------------------------------------------------------
                                                                                  $ 12,383,640
----------------------------------------------------------------------------------------------
General Obligations - General Purpose - 14.1%
----------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), 5.75%, 2009              $    235,000     $    260,979
----------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                     500,000          526,525
----------------------------------------------------------------------------------------------
Central Falls, RI, ASST GTY, 5.5%, 2005                               440,000          440,361
----------------------------------------------------------------------------------------------
Chicago, IL, Neighborhoods Alive, MBIA, 5%, 2008                    1,250,000        1,314,675
----------------------------------------------------------------------------------------------
Columbus, OH, 5.25%, 2011                                             705,000          779,998
----------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 6%, 2011                          310,000          349,534
----------------------------------------------------------------------------------------------
Du Page County, IL (Ars Jail Project), 5%, 2009                       870,000          928,890
----------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5%, 2008                                 425,000          444,104
----------------------------------------------------------------------------------------------
Henderson, NV, Parks & Recreation, "A", FGIC, 6%, 2006                340,000          351,655
----------------------------------------------------------------------------------------------
Huntsville, AL, "D", 5%, 2008                                         350,000          372,680
----------------------------------------------------------------------------------------------
King County, WA, "B", 4.75%, 2009                                   1,500,000        1,579,215
----------------------------------------------------------------------------------------------
Kingsport, TN, "A", FGIC, 4%, 2008                                  1,000,000        1,027,400
----------------------------------------------------------------------------------------------
Lansing, IL, "A", FSA, 4.25%, 2007                                    530,000          544,511
----------------------------------------------------------------------------------------------
Milwaukee County, WI, "A", 4.75%, 2007                              1,000,000        1,040,120
----------------------------------------------------------------------------------------------
Mobile County, AL, MBIA, 5%, 2007                                     500,000          518,120
----------------------------------------------------------------------------------------------
New York, NY, "A", 5.25%, 2012                                        265,000          292,213
----------------------------------------------------------------------------------------------
New York, NY, "B", 5.75%, 2011                                        375,000          418,763
----------------------------------------------------------------------------------------------
New York, NY, "C", 5.25%, 2009                                        250,000          269,445
----------------------------------------------------------------------------------------------
New York, NY, "G", 5.5%, 2009                                         780,000          848,328
----------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2010                                         1,000,000        1,076,390
----------------------------------------------------------------------------------------------
New York, NY, "K", 5%, 2010                                           370,000          396,540
----------------------------------------------------------------------------------------------
New York, NY, "N", 5%, 2013                                         1,030,000        1,117,457
----------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5%, 2010                                      820,000          892,816
----------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5%, 2009                                 1,000,000        1,073,910
----------------------------------------------------------------------------------------------
Philadelphia, PA, "A", XLCA, 5%, 2011                               1,000,000        1,088,750
----------------------------------------------------------------------------------------------
Philadelphia, PA, FGIC, 5.25%, 2008                                 2,000,000        2,134,200
----------------------------------------------------------------------------------------------
Saraland, AL, MBIA, 4.5%, 2009                                        865,000          908,380
----------------------------------------------------------------------------------------------
St. Clair County, IL, FGIC, 5.625%, 2012                              500,000          554,475
----------------------------------------------------------------------------------------------
State of California, 5%, 2011                                       2,250,000        2,441,115
----------------------------------------------------------------------------------------------
State of California, 5%, 2012                                       1,150,000        1,252,730
----------------------------------------------------------------------------------------------
State of California, FSA, 5.25%, 2010                               2,000,000        2,196,500
----------------------------------------------------------------------------------------------
State of Hawaii, "CY", FSA, 5.25%, 2008                               500,000          530,865
----------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "A", 5%, 2016            1,000,000        1,089,870
----------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25%, 2008                            500,000          531,680
----------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5%, 2008                               500,000          526,135
----------------------------------------------------------------------------------------------
State of Washington, "R", 5.375%, 2007                                750,000          791,963
----------------------------------------------------------------------------------------------
State of Washington, "R", MBIA, 4%, 2008                            1,000,000        1,026,880
----------------------------------------------------------------------------------------------
State of Wisconsin, 5.125%, 2011                                      400,000          440,380
----------------------------------------------------------------------------------------------
State of Wisconsin, "C", FSA, 5%, 2010                              1,000,000        1,084,830
----------------------------------------------------------------------------------------------
State of Wisconsin, MBIA, 5%, 2017                                    500,000          545,735
----------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                     500,000          552,665
----------------------------------------------------------------------------------------------
Titus County, TX, Hospital District, FGIC, 5%, 2013                   510,000          560,322
----------------------------------------------------------------------------------------------
Weslaco, TX, MBIA, 3.25%, 2007                                        795,000          800,462
----------------------------------------------------------------------------------------------
                                                                                  $ 35,922,566
----------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.5%
----------------------------------------------------------------------------------------------
Jersey City, NJ (Refunding & General Improvement), "A",
AMBAC, ETM, 4%, 2007(++)                                          $   500,000     $    511,125
----------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010(++)                          375,000          431,723
----------------------------------------------------------------------------------------------
Montgomery, AL, AMBAC, 5%, 2011                                     1,000,000        1,092,300
----------------------------------------------------------------------------------------------
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010            500,000          555,585
----------------------------------------------------------------------------------------------
North Slope Borough, AK, "A", MBIA, 0%, 2005                          500,000          497,775
----------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5%, 2012                                        300,000          324,822
----------------------------------------------------------------------------------------------
Pittsburgh, PA, "A", AMBAC, 5%, 2009                                1,000,000        1,072,120
----------------------------------------------------------------------------------------------
Springfield, MA, State Qualified, MBIA, 5%, 2011                    1,000,000        1,090,840
----------------------------------------------------------------------------------------------
State of Mississippi, "I", ETM, 5.5%, 2006(++)                        250,000          260,093
----------------------------------------------------------------------------------------------
State of Mississippi, ETM, 6.2%, 2008(++)                             430,000          464,379
----------------------------------------------------------------------------------------------
                                                                                  $  6,300,762
----------------------------------------------------------------------------------------------
General Obligations - Schools - 7.4%
----------------------------------------------------------------------------------------------
Birdville, TX, Independent School District, "A", PSF,
4.25%, 2008                                                      $    500,000     $    517,755
----------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B",
5.25%, 2011                                                           500,000          545,195
----------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                    600,000          654,702
----------------------------------------------------------------------------------------------
Cincinnati, OH, City School District, FSA, 4.5%, 2006                 500,000          509,305
----------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6%, 2010(++)                   315,000          357,881
----------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA,
0%, 2008                                                              500,000          444,160
----------------------------------------------------------------------------------------------
Cook County, IL, School District Number 135, "A", MBIA,
3.25%, 2006                                                           500,000          502,575
----------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, PSF,
5%, 2008                                                              500,000          527,695
----------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, PSF,
5%, 2019                                                              500,000          540,105
----------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0%, 2009           1,000,000          880,000
----------------------------------------------------------------------------------------------
Detroit, MI, City School District (School Building & Site
Improvement), "B", FGIC, 5%, 2010                                   1,000,000        1,085,800
----------------------------------------------------------------------------------------------
Dodge, KS, Unified School District Number 443, FGIC,
4%, 2006                                                              500,000          505,580
----------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010,
4.15% to 2014                                                         710,000          574,383
----------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010,
4.35% to 2016                                                         355,000          284,579
----------------------------------------------------------------------------------------------
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                   1,115,000        1,244,864
----------------------------------------------------------------------------------------------
Hall County, GA, School District, 4.5%, 2007                        1,540,000        1,589,449
----------------------------------------------------------------------------------------------
Lake County, IL, Community School District, "B", FGIC,
0%, 2005                                                              500,000          492,375
----------------------------------------------------------------------------------------------
Lancaster County, NE, School District (Lincoln Public
School), 4%, 2008                                                     500,000          513,760
----------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15%, 2009(++)                   100,000          108,227
----------------------------------------------------------------------------------------------
Michigan City, IN, School Building, FSA, 5%, 2006                     250,000          253,863
----------------------------------------------------------------------------------------------
Midlothian, TX, Independent School District, "A", PSF,
4.4%, 2007                                                            700,000          718,438
----------------------------------------------------------------------------------------------
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                    500,000          526,240
----------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6%, 2010(++)                       250,000          281,313
----------------------------------------------------------------------------------------------
Oconto Falls, WI, Public School District, "B", FSA,
5.25%, 2007                                                           500,000          521,080
----------------------------------------------------------------------------------------------
Plymouth Canton, MI, Community School, Q-SBLF, 5%, 2011               500,000          545,585
----------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 6.5%, 2011          500,000          578,490
----------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 5.375%, 2012        570,000          640,139
----------------------------------------------------------------------------------------------
State of Florida, Board of Education, Lottery Rev., "B",
FGIC, 5.5%, 2010(++)                                                  150,000          168,314
----------------------------------------------------------------------------------------------
State of Ohio, Common Schools, "D", 2.45%, 2024                     1,000,000          988,880
----------------------------------------------------------------------------------------------
State of South Carolina, "A", 5.75%, 2007                             500,000          524,300
----------------------------------------------------------------------------------------------
Tuscaloosa, AL, 5%, 2007                                              465,000          482,135
----------------------------------------------------------------------------------------------
Vidor, TX, Independent School District, PSF, 5.875%, 2007             410,000          431,218
----------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5%, 2011(++)           300,000          337,638
----------------------------------------------------------------------------------------------
                                                                                  $ 18,876,023
----------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 12.8%
----------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev. Refunding & Improvement,
"A", 4.7%, 2005                                                  $    320,000     $    321,258
----------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona
Hospital), AMBAC, 5.375%, 2006                                        460,000          473,069
----------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.
(Catholic Healthcare West), "I", 4.95%, 2026                        3,000,000        3,157,770
----------------------------------------------------------------------------------------------
California Statewide Community Development Authority (Kaiser
Permanente), "D", 4.35%, 2036                                         600,000          613,290
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Catholic Health
Initiatives), "A", 5%, 2008                                           500,000          523,965
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2010                                                     550,000          579,348
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2011                                                     575,000          605,510
----------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development, Healthcare
Systems (McKenna Memorial), "A", 4%, 2006                             170,000          170,486
----------------------------------------------------------------------------------------------
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008              500,000          513,685
----------------------------------------------------------------------------------------------
Delaware County, PA, Hospital Rev. (Crozer-Chester Medical
Center), 4.75%, 2005                                                  500,000          502,975
----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                 200,000          204,284
----------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority (Northeast
GA Health System), 3.5%, 2005                                         500,000          500,025
----------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems Facilities, "A", AMBAC,
5%, 2008                                                              500,000          528,850
----------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities (Adventist Health),
3.35%, 2032                                                           500,000          500,910
----------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority
Hospital Rev. (Tampa General Hospital), "A", 5%, 2007                 500,000          518,805
----------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority, "A", 5.25%, 2005               300,000          300,441
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Children's
Memorial Hospital), "A", AMBAC, 5.75%, 2009(++)                       250,000          279,613
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sherman Health
Systems), AMBAC, 5.5%, 2007                                           440,000          463,848
----------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Ascension
Health), "F", 5.5%, 2008                                              500,000          535,680
----------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Holy Cross
Health Systems Corp.), MBIA, 5.375%, 2008                           1,000,000        1,073,950
----------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis
Medical Center), 6%, 2010                                             210,000          231,962
----------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority, Health
Facilities Rev. (Freeman Health Systems), 5.5%, 2013                  700,000          761,754
----------------------------------------------------------------------------------------------
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health),
"A", 5.25%, 2009                                                      750,000          795,105
----------------------------------------------------------------------------------------------
Kentucky Ecomomic Development Finance Authority (Norton
Healthcare, Inc.), "A", 6.125%, 2010                                  150,000          161,654
----------------------------------------------------------------------------------------------
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital
Assn.), 5.5%, 2009                                                  1,000,000        1,066,540
----------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Regional),
4.75%, 2005                                                           500,000          504,055
----------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 4.5%, 2006                     240,000          241,414
----------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial
Medical Center), "B", 5.25%, 2008                                     800,000          828,344
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (MA Biomedical
Research Corp.), "C", 5.75%, 2006                                     260,000          267,033
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Baystate Medical Center), "F", 5%, 2009                              235,000          247,034
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Berkshire Health), "E", 4.5%, 2005                                   135,000          135,568
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Covenant Health), 5%, 2007                                           140,000          143,882
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Jordan Hospital), "D", 4.8%, 2006                                    600,000          598,278
----------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Genesys Health
System), ETM, 5.5%, 2007(++)                                          750,000          797,183
----------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities (SW Mississippi
Medical), 5%, 2014                                                    500,000          523,395
----------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities (Baptist Medical
Center), "C", FSA, 5.15%, 2005                                        250,000          251,995
----------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2015          2,540,000        2,418,537
----------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic
Medical Center), "A", 3.25%, 2005                                     265,000          264,934
----------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic
Medical Center), "A", 3.6%, 2006                                      250,000          248,248
----------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Covenant
Health), 5%, 2014                                                   1,030,000        1,092,861
----------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter
Hospital), 4.6%, 2007                                                 395,000          404,389
----------------------------------------------------------------------------------------------
Oklahoma State Development Finance Authority (Unity Health
Center), 5%, 2013                                                     875,000          915,285
----------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & High Education (Children's
Hospital), "E", MBIA, 5%, 2032                                        750,000          782,213
----------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital Financing
(Lifespan Obligations Group), 5.75%, 2010                             250,000          268,408
----------------------------------------------------------------------------------------------
Saratoga County, NY, Industrial Development Agency
Facilities Rev. (Saratoga Hospital), "A", 5%, 2014                    205,000          217,316
----------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare (Community Medical
Center), MBIA, 5.25%, 2006                                            935,000          959,703
----------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital Facilities
Rev. (Palmetto Health Alliance), "A", 4.25%, 2005                     290,000          290,580
----------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007           675,000          714,461
----------------------------------------------------------------------------------------------
St. Cloud, MN (St. Cloud Hospital), FSA, 5.5%, 2005                   260,000          266,432
----------------------------------------------------------------------------------------------
Steubenville, OH (Trinity Hospital), 5.7%, 2010                       220,000          239,217
----------------------------------------------------------------------------------------------
Sullivan County, TN, Health Educational & Housing Facilities
Board Rev. (Wellmont Health Systems), 4%, 2005                        500,000          500,765
----------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother
Frances Hospital), 4.5%, 2006                                         500,000          503,680
----------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother
Frances Hospital), 5%, 2007                                           500,000          515,440
----------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp. (Ascension
Health), "A", 5.5%, 2009                                              250,000          271,323
----------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical
Center), 6.5%, 2005                                                    20,000           20,220
----------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical
Center), ETM, 6.5%, 2005(++)                                           80,000           81,050
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 5%, 2006                                  65,000           66,117
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Fort Healthcare, Inc.), 5.25%, 2012                                  610,000          645,051
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Fort Healthcare, Inc.), 5.25%, 2013                                  645,000          679,824
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 5%, 2007                               260,000          269,968
----------------------------------------------------------------------------------------------
                                                                                  $ 32,558,980
----------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), "B", 3.75%, 2034                                      $    735,000     $    731,964
----------------------------------------------------------------------------------------------

Industrial Revenue - Airlines - 0%
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA,
5%, 2006                                                         $     50,000     $     51,183
----------------------------------------------------------------------------------------------

Industrial Revenue - Chemicals - 0.3%
----------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), "B-2", 4.75%, 2033                                         $    330,000     $    339,910
----------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.),
4.6%, 2014                                                            350,000          363,713
----------------------------------------------------------------------------------------------
                                                                                  $    703,623
----------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.1%
----------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid
Waste Facilities Rev. (Republic Services, Inc.), "A",
4.95%, 2012                                                      $    250,000     $    265,215
----------------------------------------------------------------------------------------------
Michigan Strategic Fund (Waste Management, Inc.),
3.75%, 2027                                                           500,000          499,765
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Waste Management,
Inc.) "A", 5.3%, 2015                                               1,000,000        1,046,650
----------------------------------------------------------------------------------------------
State of Ohio Solid Waste Rev. (Republic Services),
4.25%, 2033                                                         1,000,000          989,010
----------------------------------------------------------------------------------------------
                                                                                  $  2,800,640
----------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.3%
----------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser
Busch), 5.1%, 2012                                               $    375,000     $    404,659
----------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union
Pacific Corp.), 5.35%, 2010                                           610,000          627,422
----------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay,
Inc.), 3%, 2011                                                       575,000          575,955
----------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Authority Rev. Special Facilities
(Fed Ex Corp.), 5.1%, 2017                                          1,320,000        1,392,560
----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing (Amtrak), "A",
6%, 2006                                                              100,000          102,039
----------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev. (USX Corp.),
5.05%, 2017                                                           300,000          324,738
----------------------------------------------------------------------------------------------
                                                                                  $  3,427,373
----------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.3%
----------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental
Improvement Rev. (International Paper Co.), "A", 5%, 2013        $    750,000     $    792,480
----------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba),
6.45%, 2012(++)                                                     1,500,000        1,711,185
----------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority
(International Paper Co.), 5.3%, 2012                                 570,000          612,539
----------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority
(International Paper Co.), "A", 5.25%, 2010                           250,000          266,818
----------------------------------------------------------------------------------------------
                                                                                  $  3,383,022
----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
----------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority, Tax Rev. (Multipurpose
Stadium), "A", MBIA, 5%, 2010                                    $  1,000,000     $  1,089,890
----------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev.
(Domed Stadium), MBIA, 6%, 2011                                     1,000,000        1,120,330
----------------------------------------------------------------------------------------------
                                                                                  $  2,210,220
----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.8%
----------------------------------------------------------------------------------------------
District of Columbia Tax, Mandarin Oriental, FSA, 0%, 2005       $    600,000     $    596,880
----------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##        545,000          545,283
----------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Elgin School
District), FSA, 0%, 2010                                              500,000          423,045
----------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev.
(Project Number 69), "A", FSA, 5.5%, 2011                             500,000          562,765
----------------------------------------------------------------------------------------------
                                                                                  $  2,127,973
----------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.7%
----------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Construction Loan
Notes, "B", FSA, 3.15%, 2008                                     $  1,000,000     $    995,630
----------------------------------------------------------------------------------------------
Missouri Housing Development Commission, "II", 4.35%, 2007            175,000          178,066
----------------------------------------------------------------------------------------------
Philadelphia PA, Housing Authority, "A", FSA, 5%, 2008                500,000          533,300
----------------------------------------------------------------------------------------------
                                                                                  $  1,706,996
----------------------------------------------------------------------------------------------
Parking - 0.3%
----------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev. "A", FGIC,
5%, 2016                                                         $    690,000     $    748,388
----------------------------------------------------------------------------------------------

Sales & Excise Tax Revenue - 1.3%
----------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., First Series, 5%, 2007                  $  1,000,000     $  1,042,940
----------------------------------------------------------------------------------------------
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011                   845,000          960,486
----------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA,
5.75%, 2012                                                           425,000          479,919
----------------------------------------------------------------------------------------------
State of California, Economic Recovery, "B", 5%, 2023                 745,000          788,165
----------------------------------------------------------------------------------------------
                                                                                  $  3,271,510
----------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 0%
----------------------------------------------------------------------------------------------
Chicago, IL, "C", GNMA, 5.4%, 2010                               $      5,000     $      5,177
----------------------------------------------------------------------------------------------

Single Family Housing - State - 1.2%
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-3",
6.3%, 2012                                                       $    100,000     $    104,116
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3",
6.7%, 2016                                                             45,000           45,586
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2",
8.4%, 2021                                                             45,000           45,119
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, "A-3", 7.25%, 2010               70,000           72,409
----------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", MBIA,
5.35%, 2010                                                           230,000          237,533
----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, "F", 3.7%, 2010              595,000          590,014
----------------------------------------------------------------------------------------------
Oklahoma Housing Development Authority Rev. (Lease Purchase
Program), "A", 5.1%, 2005                                             200,000          201,652
----------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Single Family Rev., Mortgage
Homeownership, GNMA, 7.6%, 2015                                       110,000          117,907
----------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership
Mortgage, "A", 4.15%, 2007                                            300,000          301,023
----------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership
Mortgage, "D", 4.9%, 2008                                             550,000          568,370
----------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Authority Rev.,
"A", AMBAC, 4.9%, 2005                                                160,000          161,152
----------------------------------------------------------------------------------------------
Wyoming Community Development Authority, Housing Rev., "4",
5%, 2006                                                              600,000          608,172
----------------------------------------------------------------------------------------------
                                                                                  $  3,053,053
----------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
----------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007    $    500,000     $    507,860
----------------------------------------------------------------------------------------------
Detroit, MI, Economic Development Corp., "A", AMBAC,
3.8%, 2005                                                            275,000          275,000
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Semass Systems), "B", MBIA, 5.625%, 2012                        400,000          446,052
----------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Developement Agency, Solid
Waste Disposal Rev., (American Ref-fuel), "C", 5.625%, 2024           300,000          321,636
----------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev. (Ogden
Martin Systems), 5.9%, 2005                                           500,000          502,165
----------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                 400,000          434,784
----------------------------------------------------------------------------------------------
                                                                                  $  2,487,497
----------------------------------------------------------------------------------------------
State & Agency - Other - 0.5%
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA,
5.25%, 2011                                                      $  1,270,000     $  1,408,430
----------------------------------------------------------------------------------------------

State & Local Agencies - 10.6%
----------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009            $  1,000,000     $  1,054,490
----------------------------------------------------------------------------------------------
Alaska Certificates of Participation (Alaska Psychiatric
Institute), AMBAC, 4%, 2006                                           500,000          506,645
----------------------------------------------------------------------------------------------
Arizona Certificates of Participation, "A", MBIA, 5%, 2006            500,000          511,225
----------------------------------------------------------------------------------------------
Columbia, SC, Certificates of Participation, Tourism
Development Fee Pledge, AMBAC, 5%, 2011                               650,000          712,238
----------------------------------------------------------------------------------------------
Columbus, IN, Multi School Building, FSA, 5%, 2010                    725,000          783,276
----------------------------------------------------------------------------------------------
District of Columbia, Certificates of Participation, AMBAC,
5.25%, 2008                                                         1,500,000        1,583,190
----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "B" Enhanced, 5.25%, 2016                          2,335,000        2,340,114
----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "B" Enhanced, 5.5%, 2018                           1,120,000        1,171,744
----------------------------------------------------------------------------------------------
Hampton, VA, Museum Rev., 5%, 2014                                    760,000          818,573
----------------------------------------------------------------------------------------------
Indiana Bond Bank Rev., "A", AMBAC, 5.3%, 2007                        350,000          364,455
----------------------------------------------------------------------------------------------
Indianapolis, IN (Public Improvement Bond Bank), "A",
5.25%, 2006                                                           275,000          280,165
----------------------------------------------------------------------------------------------
Michigan Building Authority Rev., "II", FSA, 5%, 2007(++)           1,500,000        1,590,420
----------------------------------------------------------------------------------------------
Mishawaka, IN, School Building, AMBAC, 4.5%, 2007                     320,000          328,461
----------------------------------------------------------------------------------------------
New Albany, IN, Floyd County School Building (First
Mortgage), FGIC, 5.5%, 2007                                           250,000          260,720
----------------------------------------------------------------------------------------------
New Jersey Building Authority, 5.5%, 2006                           1,000,000        1,029,260
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, "A", MBIA,
5%, 2009                                                              500,000          537,385
----------------------------------------------------------------------------------------------
New Jersey State Transit Corp. (Federal Transit
Administration Grants), "B", AMBAC, 5.5%, 2007                        650,000          685,874
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., "A", MBIA, 5.25%, 2009           1,000,000        1,090,080
----------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "A-1",
5.25%, 2012                                                         1,000,000        1,026,280
----------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "B-1",
5.25%, 2013                                                         1,000,000        1,063,780
----------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., "A", 5.125%, 2015              675,000          742,500
----------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., Correctional Capital,
"A", AMBAC, 5.4%, 2006                                              1,000,000        1,017,790
----------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A",
5.75%, 2008                                                           425,000          458,414
----------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), FSA,
5%, 2009                                                            1,290,000        1,384,441
----------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration
Building), "A", 5.375%, 2009(++)                                    1,000,000        1,103,950
----------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic
Development, AMBAC, 5.25%, 2011                                     1,900,000        2,104,858
----------------------------------------------------------------------------------------------
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007              250,000          262,850
----------------------------------------------------------------------------------------------
Prescott Valley, AZ, Municipal Property Corp., FGIC,
3.25%, 2007                                                           500,000          503,690
----------------------------------------------------------------------------------------------
State of Oregon, Department Administrative Services, "A",
AMBAC, 5.5%, 2008                                                     500,000          536,695
----------------------------------------------------------------------------------------------
State of Utah, Building Ownership Authority Lease Rev., "A",
FSA, 0%, 2005                                                         685,000          684,418
----------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P. Cohalan
Complex), AMBAC, 5.75%, 2011                                          160,000          178,315
----------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2012                                       85,000           89,962
----------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2013                                      215,000          227,100
----------------------------------------------------------------------------------------------
                                                                                  $ 27,033,358
----------------------------------------------------------------------------------------------
Student Loan Revenue - 0.4%
----------------------------------------------------------------------------------------------
Connecticut State Higher Education Supplemental Loan
Authority Rev. (Family Education Loan Program), "A", MBIA,
4.125%, 2013                                                     $  1,000,000     $  1,003,920
----------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E", AMBAC,
4.5%, 2009                                                             85,000           87,215
----------------------------------------------------------------------------------------------
                                                                                  $  1,091,135
----------------------------------------------------------------------------------------------
Tax - Other - 2.2%
----------------------------------------------------------------------------------------------
Chicago, IL, Motor Fuel Tax Rev., AMBAC, 6.125%, 2009            $    500,000     $    552,450
----------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008           250,000          268,565
----------------------------------------------------------------------------------------------
District of Columbia, Tax Increment (Galary Place), FSA,
4%, 2006                                                              370,000          374,973
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Cigarette
Tax, 5.375%, 2015                                                   2,730,000        2,983,863
----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund
Loan Note, "A", 5%, 2013                                              200,000          216,082
----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund
Loan Note, "A", 5%, 2014                                              250,000          271,065
----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "C", 5.5%, 2005            1,000,000        1,009,900
----------------------------------------------------------------------------------------------
                                                                                  $  5,676,898
----------------------------------------------------------------------------------------------
Tax Assessment - 1.6%
----------------------------------------------------------------------------------------------
Birmingham Jefferson, AL, Civic, "A", FSA, 5.25%, 2007           $  1,250,000     $  1,298,413
----------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, Allocation Capital Appreciation
Central, "A", AMBAC, 0%, 2006                                       1,000,000          955,670
----------------------------------------------------------------------------------------------
Dyer, IN, Redevelopment Authority, Economic Development
Lease Rent, CIFG, 5%, 2011                                            570,000          614,090
----------------------------------------------------------------------------------------------
Lewisville, TX, Combination Contract Rev., Special Assessment
(Castle Hills Number 3), 4.125%, 2006(++)                             500,000          509,830
----------------------------------------------------------------------------------------------
Omaha, NE, Special Obligations (Riverfront Redevelopment),
"A", 4.125%, 2008                                                     285,000          293,898
----------------------------------------------------------------------------------------------
Washington, DC, Convention Center Authority, Dedicated Tax
Rev., AMBAC, 4.75%, 2005                                              345,000          347,981
----------------------------------------------------------------------------------------------
                                                                                  $  4,019,882
----------------------------------------------------------------------------------------------
Tobacco - 0.8%
----------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds,
5.2%, 2008                                                       $    450,000     $    465,651
----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, "A", 5%, 2021               995,000        1,002,293
----------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019           250,000          251,333
----------------------------------------------------------------------------------------------
Tobacco Settlement Rev., Management Authority, "B",
6%, 2022                                                              225,000          228,580
----------------------------------------------------------------------------------------------
                                                                                  $  1,947,857
----------------------------------------------------------------------------------------------
Toll Roads - 0.4%
----------------------------------------------------------------------------------------------
State of Texas Turnpike Authority, Central Turnpike Systems
Rev., 5%, 2007                                                   $  1,000,000     $  1,041,970
----------------------------------------------------------------------------------------------

Transportation - Special Tax - 2.7%
----------------------------------------------------------------------------------------------
Arizona State Transportation Board Highway Rev., 5%, 2006        $    550,000     $    564,185
----------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC,
6%, 2008                                                              235,000          256,606
----------------------------------------------------------------------------------------------
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011            1,000,000        1,112,110
----------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority,
Transportation Systems, "B", FGIC, 5.25%, 2014                      1,000,000        1,121,820
----------------------------------------------------------------------------------------------
New Mexico State Highway Commission, "A", 5.5%, 2006                  430,000          442,823
----------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund,
"A", FGIC, 5.25%, 2010                                              1,000,000        1,096,690
----------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund,
"C", FGIC, 5.5%, 2006                                               1,200,000        1,230,900
----------------------------------------------------------------------------------------------
Oklahoma Turnpike Authority, Turnpike Rev., "A", FGIC,
5.5%, 2007                                                          1,000,000        1,044,410
----------------------------------------------------------------------------------------------
                                                                                  $  6,869,544
----------------------------------------------------------------------------------------------
Universities - Colleges - 4.7%
----------------------------------------------------------------------------------------------
Auburn University, AL, University Rev., AMBAC, 5%, 2006          $    255,000     $    260,199
----------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School),
FSA, 5%, 2012                                                         500,000          547,105
----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art
Institute Chicago), 3.35%, 2034                                     1,550,000        1,524,673
----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 4%, 2006                                               615,000          616,907
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Massachusetts
College of Pharmacy), "C", 5%, 2007                                   475,000          486,880
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Western New
England College), 4%, 2008                                            560,000          554,658
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire
College), 5.15%, 2014                                                 150,000          156,353
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts Institute
of Technology), "K", 5.25%, 2012                                      375,000          421,013
----------------------------------------------------------------------------------------------
Northern Arizona University Rev., FGIC, 4%, 2005                      500,000          500,505
----------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building (Johnson &
Wales), XLCA, 5%, 2010                                              2,265,000        2,450,911
----------------------------------------------------------------------------------------------
Southeast Missouri State University, MBIA, 5.625%, 2010               250,000          278,168
----------------------------------------------------------------------------------------------
Texas A&M University Rev., Financing Systems, 2.5%, 2006              750,000          748,253
----------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Southern University
Financing Systems, MBIA, 5%, 2007                                     500,000          525,310
----------------------------------------------------------------------------------------------
University of Arizona Rev. (Refunding Systems), FSA, 5%, 2006         570,000          583,481
----------------------------------------------------------------------------------------------
University of Arizona Rev. (Refunding Systems), FSA,
5.25%, 2010                                                         1,000,000        1,100,220
----------------------------------------------------------------------------------------------
University of Arkansas Rev., Athletic Facility (Razorback
Stadium), FSA, 3.55%, 2021                                            500,000          505,810
----------------------------------------------------------------------------------------------
University of Texas, Permanent University Fund, "A",
5%, 2009                                                              580,000          622,897
----------------------------------------------------------------------------------------------
                                                                                  $ 11,883,343
----------------------------------------------------------------------------------------------
Universities - Dormitories - 0.5%
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029             $  1,000,000     $  1,111,510
----------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer Housing
Corp.), "A", 6%, 2005                                                  70,000           70,095
----------------------------------------------------------------------------------------------
                                                                                  $  1,181,605
----------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0%
----------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                       $    125,000     $    126,474
----------------------------------------------------------------------------------------------

Utilities - Investor Owned - 4.5%
----------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Energy Co.), "D", 5.4%, 2029     $    780,000     $    844,467
----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric) "A", FGIC, 3.5%, 2023         1,000,000        1,001,170
----------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev.
(VEPCO), 5.25%, 2008                                                  250,000          255,380
----------------------------------------------------------------------------------------------
Clark County, NV, Pollution Control Rev. (Southern
California Edison Co.), 3.25%, 2031                                   500,000          488,530
----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Southern California
Edison Co.), "A", FGIC, 3.55%, 2029                                   535,000          539,071
----------------------------------------------------------------------------------------------
Hillsborough County, FL (Tampa Electric Co.), 4%, 2025                500,000          505,645
----------------------------------------------------------------------------------------------
Illinois Development Finance Authority (Peoples Gas), "B",
AMBAC, 3.05%, 2033                                                  1,000,000        1,000,260
----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control
Rev. (Commonwealth Edison Co.), "B", AMBAC, 4.4%, 2006                500,000          511,455
----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control
Rev. (Illinois Power), AMBAC, 7.375%, 2006(++)                        580,000          622,073
----------------------------------------------------------------------------------------------
Lawrenceburg, IN, Pollution Control Rev. (Indiana, MI, Power
Co.), "F", 2.625%, 2019                                               775,000          767,638
----------------------------------------------------------------------------------------------
Louisa, VA, Industrial Development Authority, Solid Waste &
Sewer Disposal (VEPCO), "A", 2.3%, 2031                             1,000,000          982,930
----------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev. (Madison Gas &
Electric Co.), "B", 4.875%, 2027                                      420,000          449,564
----------------------------------------------------------------------------------------------
New Hampshire Business Finance Authortity, Pollution Control
Rev. (United Illuminating), AMBAC, 3.65%, 2027                      1,000,000          998,660
----------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Rev. (Dominion Term
Assoc.), 3.3%, 2033                                                   775,000          772,264
----------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority Rev. (Ohio
Edison), "A", 2.25%, 2033                                           1,250,000        1,248,350
----------------------------------------------------------------------------------------------
Wilsonville, AL, Industrial Development Pollution Control
Rev. (Southern Electric), "A", AMBAC, 4.2%, 2019                      500,000          505,180
----------------------------------------------------------------------------------------------
                                                                                  $ 11,492,637
----------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 8.7%
----------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC,
5.75%, 2006                                                      $    325,000     $    339,664
----------------------------------------------------------------------------------------------
Clallam County, WA, Public Utilities District, FSA, 5%, 2008          400,000          420,592
----------------------------------------------------------------------------------------------
Clark County, WA, Public Utilities District 1, AMBAC,
5.25%, 2008                                                         1,380,000        1,459,805
----------------------------------------------------------------------------------------------
Corpus Christi, TX, Utilities Systems Rev., FSA, 4%, 2007             480,000          491,352
----------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities Distribution Systems,
AMBAC, 5.25%, 2008                                                    500,000          535,000
----------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., FSA, 6%, 2012                             500,000          578,465
----------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                    500,000          531,765
----------------------------------------------------------------------------------------------
Energy Northwest, Washington Wind, Project Rev., MBIA,
5%, 2011                                                              280,000          305,505
----------------------------------------------------------------------------------------------
Energy Northwest, Washington Wind, Project Rev., MBIA,
5%, 2012                                                              560,000          613,872
----------------------------------------------------------------------------------------------
Energy Northwest, Washington Wind, Project Rev., MBIA,
5%, 2013                                                              280,000          308,109
----------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011            500,000          549,630
----------------------------------------------------------------------------------------------
Long Island Power Authority, NY, Electric Systems Rev., "A",
5%, 2009                                                            1,100,000        1,166,418
----------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "A", MBIA,
5%, 2011                                                              500,000          546,130
----------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "F", FSA,
5.5%, 2008                                                            600,000          643,680
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens Electrical
Systems), 5.125%, 2011                                                185,000          193,009
----------------------------------------------------------------------------------------------
Michigan Public Power Agency Rev. (Belle River), "A", MBIA,
5.25%, 2008                                                           500,000          528,915
----------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                1,000,000        1,100,580
----------------------------------------------------------------------------------------------
Nebraska Public Power District Rev., "B", AMBAC, 4%, 2007             695,000          707,725
----------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency Catawba, "A",
MBIA, 5.5%, 2013                                                      500,000          554,940
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency Catawba, MBIA, 5.25%, 2007      500,000          518,375
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, "A", 5.5%, 2010                750,000          804,915
----------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 4%, 2006                     1,000,000        1,013,040
----------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River), "A",
5%, 2011                                                              500,000          546,495
----------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas Rev., 5.8%, 2006                      355,000          363,062
----------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., FSA, 5.25%, 2007         1,000,000        1,041,260
----------------------------------------------------------------------------------------------
Snohomish County, WA, Public Utility 1, "B", FSA,
5.25%, 2008                                                         1,000,000        1,073,250
----------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008         500,000          520,700
----------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "D", 5%, 2007                500,000          517,605
----------------------------------------------------------------------------------------------
Southern California Public Power Authority (San Juan), "A",
FSA, 5.375%, 2012                                                     595,000          667,858
----------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power
Supply Rev., "A", 5.5%, 2010                                          600,000          659,712
----------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power
Supply Rev., "A", FSA, 5.25%, 2011                                  1,000,000        1,110,390
----------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011               500,000          554,970
----------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., AMBAC, 6%, 2006                  1,125,000        1,149,390
----------------------------------------------------------------------------------------------
                                                                                  $ 22,116,178
----------------------------------------------------------------------------------------------
Utilities - Other - 0.7%
----------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, 6.25%, 2011        $  1,000,000     $  1,160,910
----------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility
System Rev., AMBAC, 4.5%, 2008                                        500,000          522,885
----------------------------------------------------------------------------------------------
                                                                                  $  1,683,795
----------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 7.5%
----------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011            $    925,000     $  1,015,641
----------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev., Cauley Creek
Water Facilities, "A", AMBAC, 4.4%, 2008                              490,000          506,993
----------------------------------------------------------------------------------------------
Gwinnett County, GA, Water & Sewer Rev., 5.2%, 2007(++)               615,000          658,665
----------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater Treatment Facilities, "A",
FGIC, 5.5%, 2011                                                      400,000          445,664
----------------------------------------------------------------------------------------------
Hempfield Township Pennsylvania Municipal Authority, Sewer
Rev. (Westmoreland County), FSA, 5%, 2013                             845,000          934,528
----------------------------------------------------------------------------------------------
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014              1,485,000        1,670,016
----------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                        750,000          831,075
----------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority, Water
Facility Rev. (Pennsylvania-American Water Co.), AMBAC,
3.6%, 2033                                                          1,000,000        1,002,070
----------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County,
Water & Sewer Rev., FGIC, 6.5%, 2010                                1,000,000        1,140,320
----------------------------------------------------------------------------------------------
Nassau County, NY, Combined Sewer Districts, "G", MBIA,
5.35%, 2009                                                         1,000,000        1,079,790
----------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus
Christi Project), FSA, 5%, 2013                                       540,000          594,432
----------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, "93", MBIA,
5.5%, 2007                                                          1,105,000        1,164,394
----------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008               595,000          641,636
----------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                200,000          206,982
----------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 5.25%, 2009               255,000          277,055
----------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., "A", FSA, 5%, 2010               750,000          812,018
----------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., "B", 5%, 2008                        475,000          503,994
----------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                    690,000          771,944
----------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007          500,000          521,910
----------------------------------------------------------------------------------------------
State of Kansas, Development Finance Authority Rev., Water
Pollution Control Revolving Fund, 5%, 2008                            500,000          530,025
----------------------------------------------------------------------------------------------
Tarrant Regional Water District, Texas Water, FSA, 4%, 2007           500,000          510,050
----------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", FSA,
5.5%, 2011                                                          1,000,000        1,118,700
----------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                  500,000          549,585
----------------------------------------------------------------------------------------------
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010                 1,260,000        1,351,388
----------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                   300,000          325,395
----------------------------------------------------------------------------------------------
                                                                                  $ 19,164,270
----------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $244,781,662)                             $249,487,966
----------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.5%
----------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A",
2.94%, due 5/05/05                                               $  1,200,000     $  1,200,000
----------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4",
3%, due 5/05/05                                                       100,000          100,000
----------------------------------------------------------------------------------------------
Massachusetts Central Artery, "A", 3.03%, due 5/02/05                 100,000          100,000
----------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities
Authority Rev., Capital Assets Program, "D", 3%, due 5/02/05          100,000          100,000
----------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority
Rev., 3.02%, due 5/02/05                                              100,000          100,000
----------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev.,
Pooled Hospital Loan Program, 3.05%, due 5/02/05                    2,100,000        2,100,000
----------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority,
3.02%, due 5/05/05                                                     70,000           70,000
----------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                              $  3,770,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $248,551,662)                                 $253,257,966
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.5%                                                1,310,067
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $254,568,033
----------------------------------------------------------------------------------------------
(++) Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM       = Escrowed to Maturity

Insurers
AMBAC     = AMBAC Indemnity Corp.
ASST GTY  = Asset Guaranty Insurance Co.
FGIC      = Financial Guaranty Insurance Co.
FSA       = Financial Security Assurance, Inc.
GNMA      = Government National Mortgage Assn.
MBIA      = Municipal Bond Investors Corp.
PSF       = Permanent School Fund
Q-SBLF    = Qualified School Board Loan Fund
XLCA      = XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 4/30/05
ASSETS

Investments, at value (identified cost, $248,551,662)           $253,257,966
--------------------------------------------------------------------------------------------------
Cash                                                                  27,183
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                       20,267
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      490,328
--------------------------------------------------------------------------------------------------
Interest receivable                                                3,398,673
--------------------------------------------------------------------------------------------------
Unrealized appreciation on interest rate swap agreements              12,001
--------------------------------------------------------------------------------------------------
Other assets                                                             321
--------------------------------------------------------------------------------------------------
Total assets                                                                          $257,206,739
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $181,271
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  1,327,095
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   394,943
--------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements             558,222
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       3,490
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         36,860
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        24,049
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     208
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               112,568
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $2,638,706
--------------------------------------------------------------------------------------------------
Net assets                                                                            $254,568,033
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                                 $253,312,722
--------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments              4,160,083
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments               (2,655,399)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                              (249,373)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $254,568,033
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               32,671,081
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $177,889,338
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              22,828,344
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $7.79
--------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$7.79)                                                 $7.99
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $32,702,047
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,202,459
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $7.78
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $43,976,648
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,640,278
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $7.80
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/05

NET INVESTMENT INCOME

Interest income                                                                          $9,552,458
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                    $1,040,580
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                                11,092
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          360,334
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               259,879
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               344,196
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               493,842
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    21,648
---------------------------------------------------------------------------------------------------
  Custodian fee                                                         97,934
---------------------------------------------------------------------------------------------------
  Printing                                                              45,233
---------------------------------------------------------------------------------------------------
  Postage                                                               18,403
---------------------------------------------------------------------------------------------------
  Auditing fees                                                         43,129
---------------------------------------------------------------------------------------------------
  Legal fees                                                             6,982
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                         85,510
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $2,828,762
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (6,260)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (391,134)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $2,431,368
---------------------------------------------------------------------------------------------------
Net investment income                                                                    $7,121,090
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                            $(281,654)
---------------------------------------------------------------------------------------------------
  Swap transactions                                                   (258,620)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   $(540,274)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                         $486,830
---------------------------------------------------------------------------------------------------
  Swap transactions                                                 (1,306,022)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                 $(819,192)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                  $(1,359,466)
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $5,761,624
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            YEAR ENDED               YEAR ENDED
                                                              4/30/05                  4/30/04
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                          $7,121,090               $6,614,632
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          (540,274)              (1,088,212)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        (819,192)              (2,870,083)
--------------------------------------------------------     ------------             ------------
Change in net assets from operations                           $5,761,624               $2,656,337
--------------------------------------------------------     ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                     $(5,075,179)             $(4,731,919)
--------------------------------------------------------------------------------------------------
  Class B                                                        (808,773)                (831,599)
--------------------------------------------------------------------------------------------------
  Class C                                                      (1,024,493)              (1,078,133)
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(6,908,445)             $(6,641,651)
--------------------------------------------------------     ------------             ------------
Net change in net assets from fund share transactions        $(13,110,566)             $17,663,345
--------------------------------------------------------     ------------             ------------
Redemption fees                                                    $4,955                      $--
--------------------------------------------------------     ------------             ------------
Total change in net assets                                   $(14,252,432)             $13,678,031
--------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                       $268,820,465             $255,142,434
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $249,373 and
$460,927, respectively)                                      $254,568,033             $268,820,465
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                            YEARS ENDED 4/30
                                               ------------------------------------------------------------------------------
CLASS A                                           2005                2004             2003             2002             2001
Net asset value, beginning of period             $7.83               $7.94            $7.69            $7.57            $7.35
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)                       $0.23               $0.22            $0.23            $0.26            $0.31
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                          (0.04)              (0.11)            0.26             0.14             0.22
-------------------------------------------     ------              ------           ------           ------           ------
Total from investment operations                 $0.19               $0.11            $0.49            $0.40            $0.53
-------------------------------------------     ------              ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                    $(0.23)             $(0.22)          $(0.24)          $(0.28)          $(0.31)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                                 $0.00+                $--              $--              $--              $--
-------------------------------------------     ------              ------           ------           ------           ------
Net asset value, end of period                   $7.79               $7.83            $7.94            $7.69            $7.57
-------------------------------------------     ------              ------           ------           ------           ------
Total return (%)(+)&                              2.45                1.35             6.43             5.41             7.39
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 4/30
                                               ------------------------------------------------------------------------------
CLASS A (CONTINUED)                               2005                2004             2003             2002             2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.67                0.71             0.74             0.85             0.88
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       3.00                2.73             2.90             3.45             4.14
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  17                  18               12               15               27
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $177,889            $171,824         $165,598          $87,222          $48,057
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Prior to May 1, 2002, subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimbursement the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                      $0.22               $0.21            $0.22            $0.25            $0.31*
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        0.82                0.82             0.84             1.00             0.96
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       2.85                2.62             2.80             3.30             4.06
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     * Waiver impact per share was less than $0.01.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 4/30
                                                   --------------------------------------------------------------------------
CLASS B                                               2005               2004            2003            2002            2001
Net asset value, beginning of period                 $7.82              $7.93           $7.68           $7.56           $7.34
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

  Net investment income(S)                           $0.18              $0.15           $0.16           $0.20           $0.25
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     (0.05)             (0.10)           0.27            0.15            0.22
-----------------------------------------------     ------             ------          ------          ------          ------
Total from investment operations                     $0.13              $0.05           $0.43           $0.35           $0.47
-----------------------------------------------     ------             ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                        $(0.17)            $(0.16)         $(0.18)         $(0.23)         $(0.25)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#            $0.00+               $--             $--             $--             $--
-----------------------------------------------     ------             ------          ------          ------          ------
Net asset value, end of period                       $7.78              $7.82           $7.93           $7.68           $7.56
-----------------------------------------------     ------             ------          ------          ------          ------
Total return (%)&                                     1.65               0.58            5.61            4.65            6.55
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                               YEARS ENDED 4/30
                                                    -------------------------------------------------------------------------
CLASS B (CONTINUED)                                   2005               2004            2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            1.43               1.50            1.53            1.59            1.68
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           2.25               1.94            2.10            2.70            3.35
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      17                 18              12              15              27
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $32,702            $41,733         $38,360         $15,104          $7,397
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Prior to May 1, 2002, subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimbursement the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                          $0.16              $0.15*          $0.16*          $0.19           $0.25*
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            1.58               1.61            1.63            1.74            1.76
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           2.10               1.83            2.00            2.55            3.27
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     * Waiver impact per share was less than $0.01.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 4/30
                                                   --------------------------------------------------------------------------
CLASS C                                               2005               2004            2003            2002            2001
Net asset value, beginning of period                 $7.83              $7.94           $7.69           $7.58           $7.35
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

  Net investment income(S)                           $0.17              $0.15           $0.16           $0.19           $0.24
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)             (0.11)           0.26            0.14            0.24
-----------------------------------------------     ------             ------          ------          ------          ------
Total from investment operations                     $0.13              $0.04           $0.42           $0.33           $0.48
-----------------------------------------------     ------             ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                        $(0.16)            $(0.15)         $(0.17)         $(0.22)         $(0.25)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#            $0.00+               $--             $--             $--             $--
-----------------------------------------------     ------             ------          ------          ------          ------
Net asset value, end of period                       $7.80              $7.83           $7.94           $7.69           $7.58
-----------------------------------------------     ------             ------          ------          ------          ------
Total return (%)&                                     1.71               0.49            5.52            4.38            6.62
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                               YEARS ENDED 4/30
                                                    -------------------------------------------------------------------------
CLASS C (CONTINUED)                                   2005               2004            2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            1.52               1.56            1.59            1.70            1.73
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           2.21               1.87            2.02            2.52            3.28
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      17                 18              12              15              27
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $43,977            $55,263         $51,184         $19,388          $4,820
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Prior to May 1, 2002, subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimbursement the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                          $0.16              $0.14           $0.15           $0.18           $0.24*
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            1.67               1.67            1.69            1.85            1.81
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           2.06               1.76            1.92            2.37            3.20
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     * Waiver impact per share was less than $0.01.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for expiration of capital loss carry forward and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                                4/30/05      4/30/04

          Distributions declared from
          tax-exempt income                  $6,908,445   $6,641,651
          ----------------------------------------------------------

During the year ended April 30, 2005, accumulated distributions in excess of net investment income increased by $1,091, accumulated net realized loss on investments decreased by $43,918, and paid-in capital decreased by $42,827 due to differences between book and tax accounting for expiration of capital loss carry forward, and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income                   $349,391
          ----------------------------------------------------------
          Capital loss carryforward                       (2,127,165)
          ----------------------------------------------------------
          Post-October capital loss deferral                (531,817)
          ----------------------------------------------------------
          Unrealized gain (loss)                           4,709,887
          ----------------------------------------------------------
          Other temporary differences                     (1,144,985)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          April 30, 2008                                   $(383,520)
          ----------------------------------------------------------
          April 30, 2009                                    (516,819)
          ----------------------------------------------------------
          April 30, 2011                                    (159,222)
          ----------------------------------------------------------
          April 30, 2012                                    (277,860)
          ----------------------------------------------------------
          April 30, 2013                                    (789,744)
          ----------------------------------------------------------
          Total                                          $(2,127,165)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.25% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $645 for retired Independent Trustees for the year ended April 30, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the year ended April 30, 2005, the fund paid MFS $21,648, equivalent to 0.00834% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $14,129 for the year ended April 30, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                 CLASS A            CLASS B            CLASS C

Distribution Fee                   0.10%              0.75%              0.75%
------------------------------------------------------------------------------
Service Fee                        0.25%              0.25%              0.25%
------------------------------------------------------------------------------
Total Distribution Plan            0.35%              1.00%              1.00%
------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended April 30, 2005 amounted to:

                                 CLASS A            CLASS B            CLASS C

Service Fee Retained by MFD       $6,277                $--               $182
------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the fund may determine. A portion of the Class A service fee (0.15%) is currently being paid by the fund. Payment of the remaining 0.10% Class A service fee will become payable on such date as the Trustees of the fund may determine. Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, the Class B service fee is 0.15% per annum and may be increased to the maximum of 0.25% per annum on such date as the Trustees of the fund may determine.

Fees incurred under the distribution plan during the year ended April 30, 2005 were as follows:

                                    CLASS A          CLASS B            CLASS C

Effective Annual Percentage Rates     0.15%            0.91%              1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2005 were as follows:

                                  CLASS A            CLASS B            CLASS C

Contingent Deferred Sales
Charges Imposed                   $13,097           $215,634            $19,689
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period May 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended April 30, 2005, the fund paid MFSC a fee of $248,193 for shareholder services which equated to 0.0956% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $87,832, and other costs paid by the fund directly to unaffiliated vendors for the year ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $43,670,476 and $54,371,688, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $248,548,079
          ----------------------------------------------------------
          Gross unrealized appreciation                   $4,980,123
          ----------------------------------------------------------
          Gross unrealized depreciation                     (270,236)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $4,709,887
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                               Year ended 4/30/05       Year ended 4/30/04
                              SHARES      AMOUNT       SHARES        AMOUNT

CLASS A SHARES

Shares sold              8,800,727    $68,813,382    13,636,596   $108,295,092
--------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions              495,988      3,879,549       395,601      3,145,637
--------------------------------------------------------------------------------
Shares reacquired       (8,417,545)   (65,808,328)  (12,939,790)  (102,662,467)
--------------------------------------------------------------------------------
Net change                 879,170     $6,884,603     1,092,407     $8,778,262
--------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                617,441     $4,802,579     1,831,931    $14,519,887
--------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions               57,236        446,970        50,440        400,440
--------------------------------------------------------------------------------
Shares reacquired       (1,811,804)   (14,156,638)   (1,380,882)   (10,948,175)
--------------------------------------------------------------------------------
Net change              (1,137,127)   $(8,907,089)      501,489     $3,972,152
--------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                972,419     $7,607,216     3,298,584    $26,245,135
--------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions               65,796        514,718        60,549        481,372
--------------------------------------------------------------------------------
Shares reacquired       (2,457,103)   (19,210,014)   (2,746,117)   (21,813,576)
--------------------------------------------------------------------------------
Net change              (1,418,888)  $(11,088,080       613,016     $4,912,931
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2005 was $1,651, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swaps

                                                                                            UNREALIZED
                     NOTIONAL PRINCIPAL      CASH FLOWS PAID      CASH FLOWS RECEIVED      APPRECIATION
   EXPIRATION        AMOUNT OF CONTRACT        BY THE FUND            BY THE FUND         (DEPRECIATION)
     6/15/15           USD 10,000,000      Fixed - 10 Year BMA   Floating - 7 day BMA       $(556,587)
                                           Swap Index - 4.306%        Swap Index
-------------------------------------------------------------------------------------------------------
     8/17/15           USD 10,000,000      Fixed - 10 Year BMA   Floating - 7 day BMA          12,001
                                           Swap Index - 3.627%        Swap Index
-------------------------------------------------------------------------------------------------------
     8/18/15           USD  5,000,000      Fixed - 10 Year BMA   Floating - 7 day BMA          (1,635)
                                           Swap Index - 3.647%        Swap Index
-------------------------------------------------------------------------------------------------------
                                                                                            $(546,221)
-------------------------------------------------------------------------------------------------------

At April 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) CONCENTRATION OF CREDIT RISK

At April 30, 2005, 58.54% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.09% of total investments.

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and the Shareholders of
MFS Municipal Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal Limited Maturity Fund (a portfolio of MFS Series Trust IX ("the Trust")) including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal Limited Maturity Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2005

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Municipal Limited Maturity Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS

                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                        $2,730,503,846.09    $29,606,896.23
------------------------------------------------------------------------------
David H. Gunning                         2,732,779,808.99     27,330,933.33
------------------------------------------------------------------------------
William R. Gutow                         2,732,004,448.13     28,106,294.19
------------------------------------------------------------------------------
Michael Hegarty                          2,732,854,178.68     27,256,563.64
------------------------------------------------------------------------------
J. Atwood Ives                           2,731,386,034.44     28,724,707.88
------------------------------------------------------------------------------
Amy B. Lane                              2,732,746,203.25     27,364,539.07
------------------------------------------------------------------------------
Robert J. Manning                        2,732,862,629.97     27,248,112.35
------------------------------------------------------------------------------
Lawrence T. Perera                       2,731,328,573.27     28,782,169.05
------------------------------------------------------------------------------
Robert C. Pozen                          2,733,205,508.07     26,905,234.25
------------------------------------------------------------------------------
J. Dale Sherratt                         2,731,785,991.67     28,324,750.65
------------------------------------------------------------------------------
Laurie J. Thomsen                        2,732,468,497.82     27,642,244.50
------------------------------------------------------------------------------

ITEM 2. To revise a fundamental investment policy of MFS Municipal Limited Maturity Fund as further described in the proxy statement.

                                                   NUMBER OF SHARES

Affirmative                                         91,997,586.50
------------------------------------------------------------------------------
Against                                              1,782,808.17
------------------------------------------------------------------------------
Abstain                                              2,281,286.49
------------------------------------------------------------------------------
Broker Non-votes                                    39,217,120.74
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of June 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Maria F. Dwyer(3)               Treasurer          May 2005            Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                    CUSTODIAN
Massachusetts Financial Services Company              State Street Bank and Trust Company
500 Boylston Street, Boston, MA                       225 Franklin Street, Boston, MA 02110
02116-3741
                                                      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DISTRIBUTOR                                           Deloitte & Touche LLP
MFS Fund Distributors, Inc.                           200 Berkeley Street, Boston, MA 02116
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson
Geoffrey L. Schechter

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Tax Form Summary or Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2005.

For the year ended April 30, 2005, the amount of distributions from income designated as exempt-interest dividends was 100%.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MTL-ANN-06/05 13M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series (the "Funds") of the Registrant (hereinafter the "Registrant"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended April 30, 2005 and 2004, audit fees billed to the Funds by Deloitte were as follows:

                                                          AUDIT FEES
     FEES BILLED BY DELOITTE:                          2005           2004
                                                       ----           ----

          MFS Bond Fund                             $45,953        $41,550
          MFS Intermediate Investment                35,375         31,950
          Grade Bond Fund
          MFS Limited Maturity Fund                  34,010         30,700
          MFS Municipal Limited Maturity             34,037         30,715
          Fund
          MFS Research Bond Fund                     46,028         41,625
          MFS Research Bond Fund J                   36,510         12,000
                                                   --------       --------
                   TOTAL                           $231,913       $188,540

For the fiscal years ended April 30, 2005 and 2004, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         Audit-Related Fees(1)             Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:                  2005           2004           2005          2004           2005           2004
                                            ----           ----           ----          ----           ----           ----
       To MFS Bond Fund                         $0             $0       $10,425         $5,775             $0            $0
       To MFS Intermediate                       0              0        10,250          5,600              0             0
       Grade Bond Fund
       To MFS Limited                            0              0        10,350          5,700              0             0
       Maturity Fund
       To MFS Municipal                          0              0         9,900          5,300              0             0
       Limited Maturity Fund
       To MFS Research                           0              0        10,350          5,700              0             0
       Bond Fund
       To MFS Research Bond                      0              0         9,500          4,900              0             0
                                                 -              -         -----          -----              -             -
       Fund J                                   $0             $0       $60,775        $32,975             $0            $0
  TOTAL FEES BILLED BY DELOITTE
  TO ABOVE FUNDS

       To MFS and MFS Related           $1,202,066       $486,150       $62,000        $55,000       $649,500            $0
       Entities of MFS
       Bond Fund*

       To MFS and MFS Related           $1,202,066       $486,150       $62,000        $55,000       $649,500            $0
       Entities of MFS
       Intermediate Investment
       Grade Bond Fund*

       To MFS and MFS Related           $1,202,066       $486,150       $62,000        $55,000       $649,500            $0
       Entities of MFS
       Limited Maturity Fund*

       To MFS and MFS Related           $1,202,066       $486,150       $62,000        $55,000       $649,500            $0
       Entities of MFS
       Municipal Limited
       Maturity Fund*

       To MFS and MFS Related           $1,202,066       $486,150       $62,000        $55,000       $649,500            $0
       Entities of MFS
       Research Bond Fund*

       To MFS and MFS Related           $1,202,066       $486,150       $62,000        $55,000       $649,500            $0
       Entities of MFS
       Research Bond Fund J*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                           2005                         2004
                                           ----                         ----

       To MFS Bond Fund, MFS and        $1,961,592                     $657,120
       MFS Related Entities#
       To MFS Intermediate              $1,961,417                     $656,945
       Investment Grade Bond
       Fund, MFS and MFS Related
       Entities#
       To MFS Limited                   $1,961,517                     $657,045
       Maturity Bond Fund,
        MFS and MFS Related
       Entities#
       To MFS Municipal Limited         $1,961,067                     $656,645
       Maturity Fund,
       MFS and MFS Related
       Entities#
       To MFS Research Bond             $1,961,517                     $657,045
       Fund, MFS and MFS Related
       Entities#
       To MFS Research Bond             $1,960,667                     $656,245
       Fund J, MFS and MFS
       Related Entities#

*   This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#   This amounts reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to financial information system implementation, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F):  Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                               Robert J. Manning, President

Date:    June 23, 2005
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                          -----------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date:    June 23, 2005
         -------------

By (Signature and Title)*  MARIA F. DWYER
                           ----------------------------------------------------
                               Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date:    June 23, 2005
         -------------

* Print name and title of each signing officer under his or her signature.